File Nos. 33-79170
                                                                      811-8524
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No.    3                                    [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No.    4                                                   [X]

                      (Check appropriate box or boxes.)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
     ___________________________________________________________
     (Exact Name of Registrant)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     ________________________________________
     (Name of Depositor)

     604 Locust Street, Des Moines, Iowa                               50309
     ____________________________________________________           __________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code     (800) 344-6860

     NAME AND ADDRESS OF AGENT FOR SERVICE
          John A. Merriman, Assistant Secretary & General Counsel
          Equitable Life Insurance Company of Iowa
          604 Locust Street
          Des Moines, Iowa  50309
          (515) 245-6911

     COPIES TO:
          Judith A. Hasenauer                and   G. Thomas Sullivan
          Blazzard, Grodd & Hasenauer, P.C.        Nyemaster, Goode,
          P.O. Box 5108                               McLaughlin, Voigts,
          Westport, CT  06881                         West, Hansell & O'Brien
         (203) 226-7866                            699 Walnut Street
                                                   Des Moines, Iowa  50309

It is proposed that this filing will become effective:

     _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on ________________ pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ___   This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994 on or about February 28, 1995.

                          CROSS REFERENCE SHEET
                          (required by Rule 495)

Item No.                                                Location
--------                                                -------------------
                               PART A

Item 1.   Cover Page.................................   Cover Page

Item 2.   Definitions................................   Definitions

Item 3.   Synopsis...................................   Highlights

Item 4.   Condensed Financial Information............   Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.........   The Company; The
                                                        Separate Account;
                                                        EquiSelect Series
                                                        Trust; Smith
                                                        Barney/Travelers
                                                        Series Fund Inc.;
                                                        Smith Barney Series
                                                        Fund

Item 6.   Deductions and Expenses....................   Charges and
                                                        Deductions

Item 7.   General Description of Variable
          Annuity Contracts..........................   The Contracts

Item 8.   Annuity Period.............................   Annuity Provisions

Item 9.   Death Benefit..............................   The Contracts;
                                                        Annuity
                                                        Provisions

Item 10.  Purchases and Contract Value...............   Purchase Payments
                                                        and Contract Value

Item 11.  Redemptions................................   Withdrawals

Item 12.  Taxes......................................   Tax Status

Item 13.  Legal Proceedings..........................   Legal Proceedings

Item 14.  Table of Contents of the Statement
          of Additional Information..................   Table of Contents
                                                        of the Statement
                                                        of Additional
                                                        Information

                    CROSS REFERENCE SHEET (CONT'D)
                       (required by Rule 495)

Item No.                                                Location
--------                                                --------------------
                               PART B

Item 15.  Cover Page.................................   Cover Page

Item 16.  Table of Contents..........................   Table of Contents

Item 17.  General Information and History............   The Company

Item 18.  Services...................................   Not Applicable

Item 19.  Purchase of Securities Being Offered.......   Not Applicable

Item 20.  Underwriters...............................   Distributor

Item 21.  Calculation of Performance Data............   Performance
                                                        Information

Item 22.  Annuity Payments...........................   Annuity Provisions

Item 23.  Financial Statements.......................   Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                               EXPLANATORY NOTE

==============================================================================

   This Registration Statement contains ten Portfolios of Equi-Select Series Trust, four Portfolios of Smith Barney/Travelers Series Fund Inc. and four Portfolios of Smith Barney Series Fund. Two versions of Prospectuses will be created from this Registration Statement. The distribution system for each version of the Prospectus is different. One version of the Prospectus will contain the ten Portfolios of Equi-Select Series Trust (Version I). Currently, the other version of the Prospectus will contain the Research, OTC and Total Return Portfolios of Equi-Select Series Trust, the four Portfolios of Smith Barney/Travelers Series Fund Inc. and the Appreciation Portfolio of Smith Barney Series Fund (Version II). (Prior to the effective date of this Registration Statement Version II contained the Research Portfolio of Equi-Select Series Trust and the four Portfolios of Smith Barney/Travelers Series Fund Inc.) These Prospectuses will be filed with the Commission pursuant to Rule 497.

The Registrant undertakes to update this Explanatory Note each time a Post-Effective Amendment is filed. The following Prospectuses were filed pursuant to Rule 497 regarding this Registration Statement:

     1. On February 14, 1995, a Prospectus was filed pursuant to Rule 497 which contained the ten Portfolios of Equi-Select Series Trust.

     2. On February 14, 1995, a Prospectus was filed pursuant to Rule 497 which contained the Research Portfolio of Equi-Select Series Trust and the four Portfolios of Smith Barney/Travelers Series Fund Inc.

     3. On June 16, 1995, a Prospectus was filed pursuant to Rule 497 which contained the ten Portfolios of Equi-Select Series Trust.

     4. On June 14, 1995, a Prospectus was filed pursuant to Rule 497 which contained the Research Portfolio of Equi-Select Series Trust and the four Portfolios of Smith Barney/Travelers Series Fund Inc.

==============================================================================

                                    PART A

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A

                           EQUI-SELECT SERIES TRUST

                          SUPPLEMENT TO PROSPECTUSES

     The following supersedes certain information appearing in the Prospectuses dated May 1, 1995, of Equitable Life Insurance Company of Iowa Separate Account A and Equi-Select Series Trust ("Trust"). Except as otherwise provided herein, all capitalized terms have the meanings set forth in the Prospectuses.

     Effective as of April 1, 1996 the Subadvisory Agreement dated July 21, 1994 ("Subadvisory Agreement") between Equitable Investment Services, Inc. ("EISI"), the Trust's Investment Adviser, and Strong Capital Management, Inc. ("Strong") with respect to the Advantage, Government Securities, and Short-Term Bond Portfolios will be terminated. In addition to the other duties which it currently performs in its role as the investment adviser to these Portfolios, EISI will assume the portfolio management functions for these Portfolios on April 1, 1996. EISI has served as the investment adviser to these Portfolios since their inception pursuant to the Investment Advisory Agreement dated October 1, 1994, between the Trust and EISI.

     Robert F. Bowman and Annette F. Shaw, portfolio managers of EISI, will co-manage the Advantage, Government Securities and Short-Term Bond Portfolios in addition to the portfolio management responsibilities they have held for the Money Market Portfolio and Mortgage-Backed Securities Portfolio, respectively, of the Trust since July 1, 1995. Mr. Bowman was graduated from Wabash College with a Bachelor of Arts degree in Economics and from the University of Texas with a Master of Business Administration degree in Finance. Mr. Bowman currently holds the title of Managing Director at EISI. Ms. Shaw was graduated from Drake University with a Bachelor of Science
degree in Finance.   Ms.  Shaw  also  holds the Chartered Financial Analyst
(CFA) designation. Ms. Shaw currently holds the title of Managing Director at EISI.

     Effective as of June 10, 1996, the Subadvisory Agreement with respect to the International Stock Portfolio will be terminated. EISI is actively seeking a successor subadviser for this Portfolio. Upon identification of the successor subadviser, it is the intention of EISI to obtain approval of the successor subadviser by the Trustees of the Trust, and also the approval of the shareholder of the International Stock Portfolio. The sole shareholder of the International Stock Portfolio is Equitable Life Insurance Company of Iowa Separate Account A. Pursuant to current interpretations of the Investment Company Act of 1940, Equitable Life Insurance Company of Iowa will solicit voting instructions from owners of the variable annuity contracts invested in the International Stock Subaccount. All shares of the International Stock Portfolio of the Trust will be voted by Equitable Life Insurance Company of Iowa in accordance with the voting instructions received from such contract owners invested in the International Stock Subaccount.

     The date of this Supplement is January 25, 1996.



                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA

Home Office & Annuity Service Center:        Mailing Address:
604 Locust Street                            P.O.  Box 9271
Des Moines, Iowa 50309                       Des Moines, Iowa 50306-9271
(800) 344-6864

          INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND
                           FIXED ANNUITY CONTRACTS

                                  ISSUED BY

         EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                     AND

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA

The Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a fixed and variable basis and payment of monthly annuity payments on a fixed basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions" on Page __.)

   At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Money Market Subaccount of the Separate Account. (See "Highlights" on Page __.) The Separate Account invests in shares of the following Investment Options: Equi-Select Series Trust (see "Equi-Select Series Trust" on Page __), Smith Barney/Travelers Series Fund Inc. (see "Smith Barney/Travelers Series Fund Inc." on Page __) and Smith Barney Series Fund (see "Smith Barney Series Fund" on Page __). Equi-Select Series Trust is a series fund with ten Portfolios: Advantage Portfolio, Government Securities Portfolio, International Fixed Income Portfolio, International Stock Portfolio, Money Market Portfolio, Mortgage-Backed Securities Portfolio, OTC Portfolio, Research Portfolio, Short-Term Bond Portfolio and Total Return Portfolio. SHARES OF THE GOVERNMENT SECURITIES PORTFOLIO AND THE SHORT-TERM BOND PORTFOLIO ARE NO LONGER OFFERED FOR SALE. Smith Barney/Travelers Series Fund Inc. is a series fund with eleven Portfolios, four of which are currently available in connection with the
Contracts: Smith Barney Income and Growth Portfolio, Smith Barney International Equity Portfolio, Smith Barney High Income Portfolio and Smith Barney Money Market Portfolio. Smith Barney Series Fund is a series fund with ten Portfolios, four of which are currently available in connection with the
Contracts: Appreciation Portfolio, Equity Income Portfolio, Equity Index Portfolio, and Intermediate High Grade Portfolio.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on Page __ of this Prospectus. For the Statement of Additional Information, call (800) 344-6864 or write to the Company at the address listed above.

THE  CONTRACTS  ARE  NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

INQUIRIES:

Any inquiries can be made by telephone or in writing to Equitable Life Insurance Company of Iowa at (800) 344-6864 or P.O. Box 9271, Des Moines, Iowa 50306-9271.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   This Prospectus and the Statement of Additional Information are dated _____________, 1996.

             This Prospectus should be kept for future reference.



                              TABLE OF CONTENTS

                                                                          PAGE


DEFINITIONS

HIGHLIGHTS

TABLE

CONDENSED FINANCIAL INFORMATION

THE COMPANY

THE SEPARATE ACCOUNT

INVESTMENT OPTIONS
Equi-Select Series Trust
Smith Barney/Travelers Series Fund Inc.
   Smith Barney Series Fund
Voting Rights
Substitution of Securities

CHARGES AND DEDUCTIONS
Deduction for Withdrawal Charge (Sales Load)
Reduction or Elimination of the Withdrawal Charge
Deduction for Mortality and Expense Risk Charge
Deduction for Administrative Charge
Deduction for Annual Contract Maintenance Charge
Deduction for Income Taxes
Deduction for Transfer Fee

THE CONTRACTS
Ownership
Annuitant
Assignment
Beneficiary

PURCHASE PAYMENTS AND CONTRACT VALUE
Purchase Payments
Allocation of Purchase Payments
Dollar Cost Averaging
Automatic Portfolio Rebalancing
Contract Value
Accumulation Unit

TRANSFERS

WITHDRAWALS
Automatic Withdrawals
Texas Optional Retirement Program
Suspension of Payments or Transfers

CONTRACT PROCEEDS
Maturity Proceeds
Death Proceeds
Death of the Annuitant
Death of Owner
Fixed Payment Plans
Plan A. Interest
Plan B. Fixed Period
Plan C. Life Income

DISTRIBUTOR

PERFORMANCE INFORMATION
Money Market Portfolio
Other Portfolios

TAX STATUS
General
Diversification
Multiple Contracts
Contracts Owned by Other than Natural Persons
Tax Treatment of Assignments
Income Tax Withholding
Qualified Plans
Tax Treatment of Withdrawals -- Qualified Contracts
Tax-Sheltered Annuities -- Withdrawal Limitations

FINANCIAL STATEMENTS

LEGAL PROCEEDINGS

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION



                                 DEFINITIONS

ACCUMULATION PERIOD--The period during which Purchase Payments may be made prior to the Maturity Date.

ACCUMULATION UNIT--A unit of measure used to calculate the Contract Value in a Subaccount of the Separate Account prior to the Maturity Date.

AGE--The Annuitant's age on his or her last birthday.

ANNUITANT--The natural person on whose life Annuity Payments are based.

ANNUITY PAYMENTS--The series of payments after the Maturity Date under the Payment Plan selected.

BENEFICIARY--The person the Owner has chosen to receive the Proceeds on the Annuitant's death as shown on the Company's records. There may be different classes of Beneficiaries, such as primary and contingent. These classes set the order of payment. There may be more than one Beneficiary in a class.

COMPANY--Equitable Life Insurance Company of Iowa.

CONTRACT ANNIVERSARY--An anniversary of the Issue Date of the Contract.

CONTRACT YEAR--One year from the Issue Date and from each Contract
Anniversary.

FIXED ACCOUNT--The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

INVESTMENT OPTION--An investment entity the Company may make available from time to time.

ISSUE DATE/DATE OF ISSUE--The effective date of the Contract.

MATURITY DATE--The date on which Annuity Payments begin.

NON-QUALIFIED CONTRACTS--Contracts issued under non-qualified plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

OWNER--The person(s) who owns the Contract. The Owner may be someone other than the Annuitant. There may be Joint Owners.

PORTFOLIO--A segment of an Investment Option which constitutes a separate and distinct class of shares.

PROCEEDS--Proceeds are the amounts payable under the Contract.

PURCHASE  PAYMENT--An amount paid to the Company to provide benefits under the
Contract.   A Purchase Payment does not include transfers between the Separate
Account and the Fixed Account or among Subaccounts.

PURCHASE PAYMENT ANNIVERSARY--The anniversary of a Purchase Payment.

QUALIFIED CONTRACTS--Contracts issued under qualified plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.

SEPARATE ACCOUNT--A separate investment account of the Company designated as Equitable Life Insurance Company of Iowa Separate Account A, into which Purchase Payments or Contract Values may be allocated.

SUBACCOUNT--A segment of the Separate Account representing an investment in an Investment Option.

VALUATION DATE--The Separate Account will be valued each day that the New York Stock Exchange and the Company's Annuity Service Center both are open for business.

VALUATION PERIOD--The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.



                                  HIGHLIGHTS

   At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Money Market Subaccount of the Separate Account (see below). The Separate Account invests in shares of Equi-Select Series Trust (see "Equi-Select Series Trust" on Page __), Smith Barney/Travelers Series Fund Inc. (See "Smith Barney/Travelers Series Fund Inc." on Page __) and Smith Barney Series Fund (see "Smith Barney Series Fund"
on  Page  __).   The Separate Account may invest in other Investment Options.
Owners bear the investment risk for all amounts allocated to the Separate
Account.



Within twenty (20) days of the date of receipt of the Contract by the Owner (or within ten (10) days of the date of receipt with respect to the circumstances described in (a) and (b) below or in states where required or, within thirty (30) days in the case of a Contract issued in the State of California to an individual who is sixty (60) years of age or older, it may be returned by delivering or mailing it to the Company at its Annuity Service Center. When the Contract is received at the Annuity Service Center, the Company will refund the Contract Value computed at the end of the Valuation Period during which the Contract is received by the Company except in the following circumstances: (a) where the Contract is purchased pursuant to an Individual Retirement Annuity; (b) in those states which require the Company to refund Purchase Payments, less withdrawals; or (c) in the case of Contracts (including Contracts purchased pursuant to an Individual Retirement Annuity) which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a), (b) and
(c) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Contract Value, and will allocate initial purchase payments to the Money Market Subaccount until the expiration of fifteen days from the Issue Date (or twenty-five days in the case of Contracts described
under (c) above).   Upon  the  expiration  of  the  fifteen  day  period  (or
twenty-five day period with respect to Contracts described under (c)), the Subaccount value of the Money Market Subaccount will be allocated to the Separate Account or Fixed Account in accordance with the election made by the Owner in the Application. In Pennsylvania, when the Contract is purchased pursuant to an Individual Retirement Annuity and is not deemed to be replacing an existing annuity or insurance contract, the Owner may return the Contract within twenty (20) days of receipt. Further, in Pennsylvania when the Contract is received at the Annuity Service Center during the first seven days, the Company will refund the greater of Purchase Payments, less withdrawals or the Contract Value, thereafter (days 8-20), the Company will refund the Contract Value computed at the end of the Valuation Period during which the Contract is received by the Company. In Oregon, when the Contract is purchased pursuant to an Individual Retirement Annuity, the Owner may return the Contract within twenty (20) days of receipt. Further, when the Contract is received at the Annuity Service Center during the first ten days, the Company will refund the greater of the initial Purchase Payment, less any withdrawals or the Contract Value as of the date of cancellation. Thereafter (days 11-20), the Company will refund the Contract Value as of the date of cancellation. The initial Purchase Payment will be allocated to the Money Market Sub-Account as described above.

A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn:

                         TABLE OF WITHDRAWAL CHARGES


    PURCHASE PAYMENT ANNIVERSARY  WITHDRAWAL CHARGE
--------------------------------  ------------------------------------

                1                 8% of the Purchase Payment withdrawn
                2                 7% of the Purchase Payment withdrawn
                3                 6% of the Purchase Payment withdrawn
                4                 5% of the Purchase Payment withdrawn
                5                 4% of the Purchase Payment withdrawn
                6                 3% of the Purchase Payment withdrawn
                7                 2% of the Purchase Payment withdrawn
                8                 1% of the Purchase Payment withdrawn
                9 and after       0% of the Purchase Payment withdrawn



   At any time, the Owner may make a withdrawal without the imposition of a Withdrawal Charge of an amount equal to 10% of the total of all Purchase Payments at the beginning of the Contract Year, less any Purchase Payments previously withdrawn. Any withdrawals without a Withdrawal Charge not used in a Contract Year may not be used in any subsequent Contract Year. (See "Charges and Deductions -- Deduction for Withdrawal Charge (Sales Load)" on Page __.) With respect to the assessment of a Withdrawal Charge, the distribution of Purchase Payments from within a Subaccount or the Fixed Account is on a first-in, first-out basis. (See "Withdrawals" on Page __.)

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge" on Page __.)

There is an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This Charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions -- Deduction for Administrative Charge" on Page __.)

There is an Annual Contract Maintenance Charge of $30 each Contract Year prior to the Maturity Date. (See "Charges and Deductions -- Deduction for Annual Contract Maintenance Charge" on Page __.)

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Premium taxes generally range from 0% to 4%. (See "Charges and Deductions -- Deduction for Premium Taxes" on Page __.)

Under certain circumstances, a Transfer Fee may be assessed when an Owner transfers Contract Values from one Subaccount to another Subaccount or to or from the Fixed Account. (See "Charges and Deductions -- Deduction for Transfer Fee" on Page __.)

There is a ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten percent (10%) distribution penalty unless the Beneficiary is 59 1/2 or one of the other exceptions to the penalty applies. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis.
Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts" on Page __.) For a further discussion of the taxation of the Contracts, see "Tax Status" on Page __.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code) or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment result. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts" on
Page __.) Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status -- Tax Sheltered Annuities -- Withdrawal Limitations" on Page __.)

See "Tax Status -- Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                  FEE TABLE

OWNER TRANSACTION EXPENSES

Withdrawal Charge (see Note 2 below)
(as a percentage of Purchase Payments withdrawn)

    PURCHASE PAYMENT ANNIVERSARY  CHARGE
--------------------------------  -------

                 1                     8%
                 2                     7%
                 3                     6%
                 4                     5%
                 5                     4%
                 6                     3%
                 7                     2%
                 8                     1%
                 9+                    0



Transfer Fee (see Note 3 below)     No charge for first 12 transfers in a
                                    Contract Year; thereafter the fee is the lesser of 2% of the Contract Value trans-ferred or an amount not greater than $25.

Annual Contract Maintenance Charge  $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

     Mortality and Expense Risk Charge       1.25%
     Administrative Charge                    .15%
                                             -----
     Total Separate Account Annual Expenses  1.40%



EQUI-SELECT SERIES TRUST'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                                                                     TOTAL
                                        MANAGEMENT      OTHER        ANNUAL
                                           FEES*      EXPENSES**    EXPENSES
                                      -------------  ------------  ----------

Advantage Portfolio                           .50 %         .30 %       .80 %
Government Securities Portfolio               .75 %         .50 %      1.25 %
International Fixed Income Portfolio          .85 %         .75 %      1.60 %
International Stock Portfolio                 .80 %         .75 %      1.55 %
Money Market Portfolio                        .375%         .30 %      .675 %
Mortgage-Backed Securities Portfolio          .75 %         .50 %      1.25 %
OTC Portfolio                                 .80 %         .75 %      1.55 %
Research Portfolio                            .80 %         .75 %      1.55 %
Short-Term Bond Portfolio                     .65 %         .30 %       .95 %
Total Return Portfolio                        .80 %         .75 %      1.55 %

     * PRIOR TO OCTOBER 6, 1995, EQUITABLE INVESTMENT SERVICES, INC. ("EISI"), THE TRUST'S INVESTMENT ADVISER, WAIVED ITS MANAGEMENT FEES FOR EACH OF THE PORTFOLIOS.

     ** BEGINNING OCTOBER 6, 1995, EISI HAS UNDERTAKEN TO REIMBURSE EACH PORTFOLIO FOR ALL OPERATING EXPENSES, EXCLUDING MANAGEMENT FEES, THAT EXCEED
 .30% OF THE AVERAGE DAILY NET ASSETS OF THE ADVANTAGE, SHORT-TERM BOND AND MONEY MARKET PORTFOLIOS, .50% OF THE AVERAGE DAILY NET ASSETS OF THE MORTGAGE-BACKED SECURITIES AND GOVERNMENT SECURITIES PORTFOLIOS AND .75% OF THE AVERAGE DAILY NET ASSETS OF THE INTERNATIONAL STOCK, INTERNATIONAL FIXED INCOME, OTC, TOTAL RETURN AND RESEARCH PORTFOLIOS.



SMITH BARNEY/TRAVELERS SERIES FUND INC.'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                                                                       Total
                                             Management     Other     Annual
                                                Fees      Expenses   Expenses
                                             -----------  ---------  ---------

Smith Barney Income and Growth Portfolio*          .65 %       .29%       .94%
Smith Barney International Equity Portfolio        .90 %       .54%      1.44%
Smith Barney High Income Portfolio*                .60 %       .47%      1.07%
Smith Barney Money Market Portfolio*               .60 %       .34%       .94%

     * SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC., THE FUND'S INVESTMENT MANAGER, WAIVED ALL OR PART OF ITS MANAGEMENT FEES FOR THE YEAR ENDED OCTOBER 31, 1995 FOR THE SMITH BARNEY INCOME AND GROWTH PORTFOLIO, SMITH BARNEY HIGH INCOME PORTFOLIO AND SMITH BARNEY MONEY MARKET PORTFOLIO SUCH THAT THE ACTUAL TOTAL ANNUAL EXPENSES CHARGED TO EACH PORTFOLIO IN 1995 WERE .73%, .70% AND
 .65%, RESPECTIVELY. THIS VOLUNTARY FEE WAIVER CAN BE TERMINATED AT ANY TIME.


SMITH BARNEY SERIES FUND'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                                                                       TOTAL
                                             MANAGEMENT     OTHER    OPERATING
                                                FEES      EXPENSES   EXPENSES
                                             -----------  ---------  ----------

Appreciation Portfolio                            0.75 %      0.13%       0.88%
Equity Income Portfolio                           0.65 %      0.19%       0.84%
Equity Index Portfolio                            0.60 %      0.40%       1.00%
Intermediate High Grade Portfolio                 0.60 %      0.25%       0.85%







EXAMPLES

An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a)  if the Contract is fully surrendered at the end of each time period;
     (b)  if the Contract is not surrendered;
     (c)  if Payment Plan A - Option 2 is elected.

                                                         Time   Periods
                                                  -----------  ----------
EQUI-SELECT SERIES TRUST                  1 year      3 years     5 years    10 years
                                      ----------  -----------  ----------  ----------

Advantage Portfolio                   a) $103.39  a) $125.92   a) $158.91  a) $262.03
                                      b) $23.39   b) $71.92    b) $122.91  b) $262.03
                                      c) $103.39  c) $125.92   c) $158.91  c) $262.03

Government Securities Portfolio       a) $107.89  a) $139.42   a) $181.35  a) $306.45
                                      b) $27.89   b) $85.42    b) $145.35  b) $306.45
                                      c) $107.89  c) $139.42   c) $181.35  c) $306.45

International Fixed Income Portfolio  a) $111.39  a) $149.79   a) $198.45  a) $339.54
                                      b) $31.39   b) $95.79    b) $162.45  b) $339.54
                                      c) $111.39  c) $149.79   c) $198.45  c) $339.54

International Stock Portfolio         a) $110.89  a) $148.32   a) $196.03  a) $334.89
                                      b) $30.89   b) $94.32    b) $160.03  b) $334.89
                                      c) $110.89  c) $148.32   c) $196.03  c) $334.89

Money Market Portfolio                a) $102.13  a) $122.14   a) $152.68  a) $249.30
                                      b) $22.13   b) $68.14    b) $116.58  b) $249.30
                                      c) $102.13  c) $122.14   c) $152.68  c) $249.30

Mortgage-Backed Securities Portfolio  a) $107.89  a) $139.42   a) $181.35  a) $306.45
                                      b) $27.89   b) $85.42    b) $145.35  b) $306.45
                                      c) $107.89  c) $139.42   c) $181.35  c) $306.45

OTC Portfolio                         a) $110.89  a) $148.32   a) $196.03  a) $334.89
                                      b) $30.89   b) $94.32    b) $160.03  b) $334.89
                                      c) $110.89  c) $148.32   c) $196.03  c) $334.89

Research Portfolio                    a) $110.89  a) $148.32   a) $196.03  a) $334.89
                                      b) $30.89   b) $94.32    b) $160.03  b) $334.89
                                      c) $110.89  c) $148.32   c) $196.03  c) $334.89

Short-Term Bond Portfolio             a) $104.89  a) $130.44   a) $166.45  a) $277.08
                                      b) $24.89   b) $76.44    b) $130.45  b) $277.08
                                      c) $104.89  c) $130.44   c) $166.45  c) $277.08

Total Return Portfolio                a) $110.89  a) $148.32   a) $196.03  a) $334.89
                                      b) $30.89   b) $94.32    b) $160.03  b) $334.89
                                      c) $110.89  c) $148.32   c) $196.03  c) $334.89


SMITH BARNEY/TRAVELERS SERIES FUND INC.          1 Year     3 Years    5 Years   10 Years
                                             ----------  ----------  ---------  ---------

Smith Barney Income and Growth Portfolio     a) 107.89   a) 139.42   a) 181.35  a) 306.45
                                             b)  27.89   b)  85.42   b) 145.35  b) 306.45
                                             c) 107.89   c) 139.42   c) 181.35  c) 306.45

Smith Barney International Equity Portfolio  a) 110.39   a) 146.84   a) 193.60  a) 330.21
                                             b)  30.39   b)  92.84   b) 157.60  b) 330.21
                                             c) 110.39   c) 146.84   c) 193.60  c) 330.21

Smith Barney High Income Portfolio           a) 107.89   a) 139.42   a) 181.35  a) 306.45
                                             b)  27.89   b)  85.42   b) 145.35  b) 306.45
                                             c) 107.89   c) 139.42   c) 181.35  c) 306.45

Smith Barney Money Market Portfolio          a) 107.89   a) 139.42   a) 181.35  a) 306.45
                                             b)  27.89   b)  85.42   b) 145.35  b) 306.45
                                             c) 107.89   c) 139.42   c) 181.35  c) 306.45

SMITH BARNEY SERIES FUND

Appreciation Portfolio                       a) $104.19  a) $128.33  a) 162.94  a) 270.09
                                             b) $ 24.19  b) $ 74.33  b) 126.94  b) 270.09
                                             c) $104.19  c) $128.33  c) 162.94  c) 270.09

Equity Income Portfolio                      a) $103.79  a) $127.13  a) 160.93  a) 266.07
                                             b) $ 23.79  b) $ 73.13  b) 124.93  b) 266.07
                                             c) $103.79  c) $127.13  c) 160.93  c) 266.07

Equity Index Portfolio                       a) $105.39  a) $131.94  a) 168.95  a) 282.04
                                             b) $ 25.39  b) $ 77.94  b) 132.95  b) 282.04
                                             c) $105.39  c) $131.94  c) 168.95  c) 282.04

Intermediate High Grade Portfolio            a) $103.89  a) $127.43  a) 161.43  a) 267.07
                                             b) $ 23.89  b) $ 73.43  b) 125.43  b) 267.07
                                             c) $103.89  c) $127.43  c) 161.43  c) 267.07




NOTES TO FEE TABLE AND EXAMPLES

     1. The purpose of the Fee Table is to assist the Owner in understanding the various costs and expenses that an Owner will incur directly or
indirectly.   For additional information, see "Charges and Deductions" in this
Prospectus and the Prospectus for Equi-Select Series Trust.

     2. At any time the Owner may make a withdrawal without the imposition of a Withdrawal Charge of an amount equal to 10% of the total of all Purchase Payments at the beginning of the Contract Year, less any Purchase Payments previously withdrawn. Any withdrawals without a Withdrawal Charge not used in a Contract Year may not be used in a subsequent Contract Year.

     3. If the Owner is participating in the Automatic Portfolio Rebalancing program or Dollar Cost Averaging program providing for the automatic transfer of funds from a Subaccount or the Fixed Account to any other Subaccount, such transfers are currently not taken into account in determining the number of transfers for the year or in determining any Transfer Fee. (See "Charges and Deductions -- Deduction for Transfer Fee" on Page __ and "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page __ and "Purchase Payments and Contract Value - and Automatic Portfolio Rebalancing" on Page __.)

     4. Premium taxes are not reflected. Premium taxes may apply. (See "Charges and Deductions -- Deduction for Premium Taxes" on Page 11.)

     5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       CONDENSED FINANCIAL INFORMATION

The financial statements of Equitable Life Insurance Company of Iowa and Equitable Life Insurance Company of Iowa Separate Account A may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of each Portfolio of Equi-Select Series Trust from commencement of operations (October 7, 1994) to December 31, 1995 and of the available Portfolios of Smith Barney/Travelers Series Fund, Inc. from commencement of operations (April 5, 1995 for the Smith Barney Income and Growth Portfolio; March 27, 1995 for the Smith Barney International Equity Portfolio; April 28, 1995 for the Smith Barney High Income Portfolio; and May 24, 1995 for the Smith Barney Money Market Portfolio) to December 31, 1995. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

                                                                      Period from
EQUI-SELECT SERIES TRUST:                                           Commencement of
                                                Year Ended             Operations
                                               Dec. 31, 1995      to December 31, 1994
                                               --------------  ------------------------

ADVANTAGE PORTFOLIO
    Unit value at beginning of period          $        10.08  $                  10.00
    Unit value at end of period                $        10.86  $                  10.08
    No. of units outstanding at end of period         344,775                    45,516

GOVERNMENT SECURITIES PORTFOLIO
    Unit value at beginning of period          $        10.11  $                  10.00
    Unit value at end of period                $        11.76  $                  10.11
    No. of units outstanding at end of period          56,258                     1,428

INTERNATIONAL FIXED INCOME PORTFOLIO
    Unit value at beginning of period          $        10.06  $                  10.00
    Unit value at end of period                $        11.55  $                  10.06
    No. of units outstanding at end of period         311,689                     5,098

INTERNATIONAL STOCK INDEX PORTFOLIO
    Unit value at beginning of period          $         9.87  $                  10.00
    Unit value at end of period                $        10.56  $                   9.87
    No. of units outstanding at end of period         541,570                    23,662

MONEY MARKET PORTFOLIO
    Unit value at beginning of period          $        10.07  $                  10.00
    Unit value at end of period                $        10.45  $                  10.07
    No. of units outstanding at end of period         548,767                    34,322

MORTGAGE-BACKED SECURITIES PORTFOLIO
    Unit value at beginning of period          $         9.99  $                  10.00
    Unit value at end of period                $        11.42  $                   9.99
    No. of units outstanding at end of period         380,031                     2,886

OTC PORTFOLIO
    Unit value at beginning of period          $        10.35  $                  10.00
    Unit value at end of period                $        13.21  $                  10.35
    No. of units outstanding at end of period         759,597                    63,781

RESEARCH PORTFOLIO
    Unit value at beginning of period          $         9.72  $                  10.00
    Unit value at end of period                $        13.10  $                   9.72
    No. of units outstanding at end of period       1,255,752                    69,177

SHORT-TERM BOND PORTFOLIO
    Unit value at beginning of period          $        10.15  $                  10.00
    Unit value at end of period                $        10.98  $                  10.15
    No. of units outstanding at end of period          32,032                     1,141

TOTAL RETURN PORTFOLIO
    Unit value at beginning of period          $         9.81  $                  10.00
    Unit value at end of period                $        12.05  $                   9.81
    No. of units outstanding at end of period       1,312,565                    33,106



                                                        Period from
                                                      Commencement of
                                                         Operations
SMITH BARNEY/TRAVELERS SERIES FUND INC.              to December 31, 1995
-----------------------------------------------  -------------------------

SMITH BARNEY INCOME AND GROWTH PORTFOLIO
    Unit value at beginning of period (4-5-95)   $                   10.00
    Unit value at end of period                  $                   12.05
    No. of units outstanding at end of period                      295,134

SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO
    Unit value at beginning of period (3-27-95)  $                   10.00
    Unit value at end of period                  $                   11.56
    No. of units outstanding at end of period                      154,388

SMITH BARNEY HIGH INCOME PORTFOLIO
    Unit value at beginning of period (4-28-95)  $                   10.00
    Unit value at end of period                  $                   10.94
    No. of units outstanding at end of period                       72,283

SMITH BARNEY MONEY MARKET PORTFOLIO
    Unit value at beginning of period (5-24-95)  $                   10.00
    Unit value at end of period                  $                   10.23
    No. of units outstanding at end of period                      125,048





                                 THE COMPANY

Equitable Life Insurance Company of Iowa (the "Company") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont. The Company is a wholly-owned subsidiary of Equitable of Iowa Companies, an Iowa corporation.

                             THE SEPARATE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Iowa insurance law on January 24, 1994. This segregated asset account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct.
Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Separate Account meets the definition of a "separate account" under federal securities laws.

   The Separate Account is divided into Subaccounts, with the assets of each Subaccount invested in one Portfolio of Equi-Select Series Trust, Smith Barney/Travelers Series Fund Inc. and Smith Barney Series Fund. There is no assurance that the investment objectives of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Subaccount. Contract Values will fluctuate in accordance with the investment performance of the Subaccounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

                              INVESTMENT OPTIONS

EQUI-SELECT SERIES TRUST

Equi-Select Series Trust ("Trust") has been established to act as one of the funding vehicles for the Contracts offered. The Trust is managed by Equitable Investment Services, Inc. ("EISI") which is a wholly-owned subsidiary of the Equitable of Iowa Companies. EISI has retained Sub-Advisers for certain Portfolios to make investment decisions and place orders. The Sub-Advisers for the Portfolios are: CS First Boston Investment Management Limited with respect to the International Fixed Income Portfolio; Strong Capital Management, Inc. with respect to the Advantage, Government Securities, International Stock and Short-Term Bond Portfolios and Massachusetts Financial Services Company with respect to the OTC, Research and Total Return Portfolios. See "Management of the Trust" in the Trust Prospectus, which accompanies this Prospectus, for additional information concerning EISI and the Sub-Advisers, including a description of advisory and sub-advisory fees. PURCHASERS SHOULD READ THIS PROSPECTUS AND THE PROSPECTUS FOR EQUI-SELECT SERIES TRUST CAREFULLY BEFORE INVESTING.

The Trust is an open-end management investment company. While a brief summary of the investment objectives of the available Portfolios is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for the Trust which is included with this Prospectus. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Home Office.

   The Trust is intended to meet differing investment objectives with its currently available separate Portfolios. SHARES OF THE GOVERNMENT SECURITIES PORTFOLIO AND SHORT-TERM BOND PORTFOLIO ARE NO LONGER OFFERED FOR SALE.

The investment objectives of the Portfolios are as follows:

     ADVANTAGE PORTFOLIO. The Advantage Portfolio seeks current income with a very low degree of share-price fluctuation. The Portfolio invests primarily in ultra short-term investment grade bonds. The Portfolio is designed for investors who seek higher yields than money market funds generally offer and who are willing to accept some modest principal fluctuation in order to achieve that objective. Because its share price will vary, the Portfolio is not an appropriate investment for those whose primary objective is absolute principal stability. The Portfolio's investments include a combination of high-quality money market instruments, as well as securities with longer maturities and securities of lower quality. Under normal market conditions, it is anticipated that the portfolio will maintain an average effective maturity of one year or less.

     GOVERNMENT SECURITIES PORTFOLIO. The Government Securities Portfolio seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation. The Portfolio is designed for long-term investors who want to pursue higher income than shorter-term securities generally provide, who are willing to accept the fluctuation in principal associated with longer-term securities , and who seek the low credit risk that U.S. Government securities generally carry. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in U.S. government securities.

     INTERNATIONAL FIXED INCOME PORTFOLIO. The International Fixed Income Portfolio seeks to provide high total return. The Portfolio will seek to achieve its objective by investing in both domestic and foreign debt securities and related foreign currency transactions. The total return will be sought through a combination of current income, capital gains and gains in currency positions. Under normal market conditions, the portfolio will invest primarily in: (i) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions;
(ii) U.S. government securities; (iii) debt securities issued or guaranteed by supranational organizations, considered to be government securities. Under normal conditions, the Portfolio's Sub-Adviser expects that the Portfolio generally will be invested in at least six different countries, including the U.S., although the Portfolio may at times invest all of its assets in a single country. The Portfolio may invest a significant portion of its assets in foreign securities. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read the "Appendix -- Foreign Investments" in the Trust Prospectus for a discussion of the risks involved in foreign investing.

     INTERNATIONAL STOCK PORTFOLIO. The International Stock Portfolio seeks capital growth. The Portfolio invests primarily in equity securities of issuers located outside the United States. The Portfolio will invest at least 65% of its assets in foreign equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, that are issued by companies whose principal headquarters are located outside the United States. Under normal market conditions, the Portfolio expects to invest at least 90% of its assets in foreign equity securities. The Portfolio will normally invest in securities of issuers located in at least three different countries. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read the "Implementation of Policies and Risks - International Stock Portfolio" in the Trust Prospectus for a discussion of the risks involved in foreign investing.

     MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks to obtain maximum current income, consistent with the preservation of capital and the maintenance of liquidity. The Portfolio will seek to achieve this objective by investing exclusively in certain U.S. dollar-denominated money market instruments maturing in 397 days or less. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government.

     MORTGAGE-BACKED SECURITIES PORTFOLIO. The Mortgage-Backed Securities Portfolio seeks to obtain a high current return, consistent with safety of principal primarily through investments in mortgage-backed securities. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations.

     OTC PORTFOLIO. The investment objective of the OTC Portfolio is to seek to obtain long-term growth of capital. The Portfolio seeks to achieve its objective by investing at least 65% of its assets, under normal circumstances, in securities principally traded on the over-the-counter (OTC) securities market.

     RESEARCH PORTFOLIO. The Research Portfolio seeks to provide long-term growth of capital and future income by investing a substantial portion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. The Portfolio securities of the Research Portfolio are selected by the investment research analysts in the Equity Research Group of the Sub-Adviser. The Portfolio's assets are allocated to economic sectors (e.g. health care, technology, consumer staples) and then to industry groups within these sectors (e.g. within the health care sector, the managed care, drug and medical supply industries). The allocation by sector and industry is determined by the analysts acting together as a group.

     SHORT-TERM BOND PORTFOLIO. The Short-Term Bond Portfolio seeks total return by investing for a high level of current income with a low degree of share-price fluctuation. The Portfolio is designed for investors who are willing to accept some fluctuation in principal in order to pursue a higher level of income than is generally available from money market securities. Because its share price will vary, the Portfolio is not an appropriate investment for those whose primary objective is absolute principal stability. The Portfolio invests primarily in short-and intermediate-term, investment grade bonds. Although the Portfolio may invest in any type of fixed income security, under normal market conditions, at least 65% of the Portfolio's assets will be invested in bonds, such as corporate and U.S. government debt securities.

     TOTAL RETURN PORTFOLIO. The Total Return Portfolio primarily seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income since many securities offering a better than average yield may also possess growth potential. Generally, at least 40% of the Portfolio's assets will be invested in equity securities.

SMITH BARNEY/TRAVELERS SERIES FUND INC.

   Smith Barney/Travelers Series Fund Inc. ("Fund") is an investment company underlying certain variable annuity and variable life insurance contracts. The Fund is managed by Smith Barney Mutual Funds Management Inc. ("SBMFM" or "Manager"). SBMFM is a wholly-owned subsidiary of Smith Barney Holdings Inc. Smith Barney Holdings Inc. is a wholly-owned subsidiary of Travelers Group Inc. which is a financial services holding company engaged through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services.

The Fund is an open-end management investment company. While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for the Fund, which is included with this Prospectus. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Home Office.

The Fund is intended to meet differing investment objectives with its currently available separate Portfolios.

The investment objectives of the Portfolios are as follows:

     SMITH BARNEY INCOME AND GROWTH PORTFOLIO. The Smith Barney Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. The Portfolio invests primarily in common stocks offering a current return from dividends and in interest-paying debt obligations (such as U.S. Government Securities, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government Securities with broker/dealers or other financial institutions.)

     SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO. The Smith Barney International Equity Portfolio seeks total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read "Special Investment Techniques and Risk Considerations - Foreign Securities" in the Fund Prospectus.

     SMITH BARNEY HIGH INCOME PORTFOLIO. The Smith Barney High Income Portfolio seeks high current income. Capital appreciation is a secondary objective. The Portfolio seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate debt obligations and preferred stock. The Portfolio invests significantly in lower grade corporate debt securities, which are commonly known as "junk bonds" and involve a significant degree of risk. (See "The Fund's Investment Program - Smith Barney High Income Portfolio" in the Fund Prospectus.) Prior to investing in this Portfolio, purchasers are cautioned to read the section entitled "Special Investment Techniques and Risk Considerations - Lower-Quality and Non-Rated Securities" in the Fund Prospectus. The Portfolio may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than the U.S. dollar and may invest without limitation in securities of foreign issuers that are denominated in U.S. dollars. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read "Special Investment Techniques and Risk Considerations - Foreign Securities" in the Fund Prospectus.

     SMITH BARNEY MONEY MARKET PORTFOLIO. The Smith Barney Money Market Portfolio seeks maximum current income and preservation of capital. The Portfolio seeks to achieve its objectives by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. Government Securities and related repurchase agreements. An investment in this Portfolio is neither insured nor guaranteed by the U.S. Government. In addition, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

   SMITH BARNEY SERIES FUND

Smith Barney Series Fund is a diversified, open-end management investment company. Smith Barney Mutual Funds Management Inc. ("SBMFM") is the investment adviser to the Appreciation Portfolio, Equity Income Portfolio and Intermediate High Grade Portfolio (see "Smith Barney/Travelers Series Fund Inc." above for information pertaining to SBMFM). Travelers Investment Management Company ("TIMCO") is the investment adviser to the Equity Index Portfolio.

Smith Barney Series Fund has ten Portfolios, four of which are currently available in connection with the Contracts. While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current prospectus for Smith Barney Series Fund, which is included with this Prospectus. Additional prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Home Office.

Smith Barney Series Fund is intended to meet differing investment objectives with its currently available separate Portfolios.

The investment objectives of the Portfolios are as follows:

     APPRECIATION PORTFOLIO - The Appreciation Portfolio's goal is long-term appreciation of capital. The Portfolio will attempt to achieve its goal by investing primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation. Under normal market conditions, substantially all - but not less than 65% - of the Portfolio's assets will consist of common stocks, but the Portfolio also may hold securities convertible into common stocks and warrants.

     EQUITY INCOME PORTFOLIO - The Equity Income Portfolio's primary goal is current income. Long-term capital appreciation is a secondary goal. The Portfolio will seek to achieve its goals principally through investment in dividend-paying common stocks of companies whose prospects for dividend growth and capital appreciation are considered favorable by SBMFM. The Portfolio will normally invest at least 65% of its assets in equity securities. Under normal circumstances, the Portfolio will concentrate at least 25% of its assets in equity and debt securities of companies in the utilities industry.

     EQUITY INDEX PORTFOLIO - The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Once the Portfolio reaches a sufficient asset size, it will seek to achieve its goal by owning all 500 stocks in the S&P 500 in proportion to their actual market capitalization weightings. The Portfolio will be reviewed daily and will be adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 as possible, given the amount of assets in the Portfolio at that time.

     INTERMEDIATE HIGH GRADE PORTFOLIO - The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital. The Portfolio will seek to achieve its goal by investing, under normal circumstances, substantially all - but not less than 65% - of its assets in U.S. government securities and high-grade corporate bonds of U.S. issuers.

VOTING RIGHTS



In accordance with its view of present applicable law, the Company will vote the shares of the Investment Options held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Investment Options do not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting of an Investment Option. Voting instructions will be solicited by written communication prior to the meeting.

SUBSTITUTION OF SECURITIES

If the shares of the Investment Options (or any Portfolio within an Investment Option or any other Investment Option), are no longer available for investment by the Separate Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Investment Option (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

                            CHARGES AND DEDUCTIONS

Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are:

DEDUCTION FOR WITHDRAWAL CHARGE (SALES LOAD)

If all or a portion of the Contract Value (see "Withdrawals" on Page 15) is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn as shown in the Table of Withdrawal Charges below:


                           TABLE OF WITHDRAWAL CHARGES

PURCHASE PAYMENT ANNIVERSARY                 WITHDRAWAL CHARGE
____________________________                 _____________________________________
1                                            8% of the Purchase Payment withdrawn
2                                            7% of the Purchase Payment withdrawn
3                                            6% of the Purchase Payment withdrawn
4                                            5% of the Purchase Payment withdrawn
5                                            4% of the Purchase Payment withdrawn
6                                            3% of the Purchase Payment withdrawn
7                                            2% of the Purchase Payment withdrawn
8                                            1% of the Purchase Payment withdrawn
9 and after                                  0% of the Purchase Payment withdrawn

   At any time the Owner may make a withdrawal without the imposition of a Withdrawal Charge of an amount equal to 10% of the total of all Purchase Payments at the beginning of the Contract Year less any Purchase Payments previously withdrawn. Any withdrawals without a Withdrawal Charge not used in a Contract Year may not be used in any subsequent Contract Year. With respect to the assessment of a Withdrawal Charge, the distribution of Purchase Payments from within a Subaccount or the Fixed Account are on a first-in, first-out basis. (See "Withdrawals" on Page 15.)

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 7.75% of Purchase Payments, for promotional or distribution expenses associated with the marketing of the Contracts. The Company may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 7.75% of Purchase Payments). In addition, under certain circumstances, the Company may pay certain sellers production bonuses which will take into account, among other things, the total Purchase Payments which have been made under Contracts associated with the broker-dealer. Additional payments or allowances may be made for other services not directly related to the sale of the Contracts. To the extent that the Withdrawal Charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge (see below), to provide for any difference.

No Withdrawal Charge is deducted if Plan A -- Option 1; Plan B or Plan C is elected. (See "Contract Proceeds -- Fixed Payment Plans" on Page 18.)

In addition, in certain states, an endorsement to the Contract is issued which permits the Owner to make a total or partial withdrawal without the imposition of a Withdrawal Charge if the Annuitant is hospitalized and/or confined to an eligible nursing home for 30 consecutive days.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1.  The size and type of group to which sales are to be made will be
considered.    Generally,  the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of Purchase Payments to be received will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

    The Company and its affiliates may offer an exchange program ("Exchange Program") to their fixed annuity contract owners whereby a contract owner can exchange his or her fixed annuity contract for a Contract offered by this Prospectus. Pursuant to the Exchange Program, the Withdrawal Charge may be reduced or eliminated so that a contract owner would not incur any additional or higher Withdrawal Charge as a result of the exchange.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Withdrawal Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% (consisting of approximately .90% for mortality risks and approximately .35% for expense risks) of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Annuitant. Also, there is a mortality risk borne by the Company with respect to the guaranteed death benefit (see "Contract Proceeds -- Death Proceeds" on Page 17). The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION FOR ADMINISTRATIVE CHARGE

The Company deducts on each Valuation Date an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Annual Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION FOR ANNUAL CONTRACT MAINTENANCE CHARGE

The Company deducts an Annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary prior to the Maturity Date. This charge is to reimburse the Company for its administrative expenses (see above). This charge is deducted by subtracting values from the Fixed Account and/or cancelling Accumulation Units from each applicable Subaccount in the ratio that the value of each account bears to the total Contract Value. If a total withdrawal is made on other than a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted at the time of withdrawal. If the Maturity Date is not a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted from the Maturity Proceeds. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

DEDUCTION FOR PREMIUM TAXES

The Contract provides that any premium or other taxes paid to any government entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time Annuity
Payments begin. Premium taxes generally range from 0% to 4%. The Contract also provides that the Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. The Company currently intends to advance any premium taxes due at the time Purchase Payments are made and then deduct such premium taxes from an Owner's Contract Value at the time Annuity Payments begin or upon withdrawal if the Company is unable to obtain a refund. The Company will, in its sole discretion, determine when taxes have resulted from:

     (1)  the investment experience of the Separate Account;
     (2)  receipt by the Company of the Purchase Payments; or
     (3)  commencement of Annuity Payments.

DEDUCTION FOR INCOME TAXES

While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

DEDUCTION FOR TRUST EXPENSES

There are other deductions from and expenses paid out of the assets of the Trust, including amounts paid for other expenses and amounts paid to the Investment Adviser as Management Fees, which are described in the accompanying Trust Prospectus.

DEDUCTION FOR TRANSFER FEE

Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account (subject to Fixed Account provisions) without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a Transfer Fee which is equal to the lesser of 2% of the Contract Value transferred or an amount not greater than $25. (The current amount is $25.) Currently, all transfers made on any one day are considered a single transfer. If the Owner is participating in the Automatic Portfolio Rebalancing program or the Dollar Cost Averaging program providing for the automatic transfer of funds from a Subaccount or the Fixed Account to any other Subaccount(s), such transfers currently are not counted toward the number of transfers for the year and are not taken into account in determining any Transfer Fee. However, the Company reserves the right to treat multiple transfers in a single day, Automatic Portfolio Rebalancing transfers and Dollar Cost Averaging transfers as standard transfers when determining annual transfers and imposing the Transfer Fee. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page __ and "Purchase Payments and Contract Value - Automatic Portfolio Rebalancing" on Page __.)

                                THE CONTRACTS

OWNERSHIP

The Owner exercises all the rights under the Contract. The maximum issue Age is 85 years old for Owners and Annuitants. The Owner may name a new Owner. Any change in Ownership must be sent to the Company's Annuity Service Center on a form acceptable to the Company. The change will go into effect when it is signed, subject to any payments or actions taken by the Company before it records it. The Company is not responsible for any tax consequences occurring as a result of ownership changes.

ANNUITANT

The Annuitant is the natural person on whose life Annuity Payments are based. The Annuitant is irrevocably named at the time the Contract is issued.

ASSIGNMENT

During the Annuitant's life, the Owner can assign some or all of the Owner's rights under the Contract to someone else.

A signed copy of the assignment must be sent to the Company's Annuity Service Center on a form acceptable to the Company. An assignment of the Contract is not binding on the Company until the assignment, or a copy, is recorded at the Annuity Service Center, subject to any payments or actions taken by the Company before the recording. The Company is not responsible for the validity or effect of any assignment, including any tax consequences.

The consent of any Irrevocable Beneficiaries is required before assignment of Proceeds can happen.

BENEFICIARY

The Owner can name any Beneficiary  to be  an  Irrevocable  Beneficiary.   The
interest of an Irrevocable Beneficiary cannot be changed without his or her consent. Otherwise, the Owner can change Beneficiaries as explained below.

Unless the Owner states otherwise, all rights of a Beneficiary, including an Irrevocable Beneficiary, will end if he or she dies before the Annuitant. If any Beneficiary dies before the Annuitant, that Beneficiary's interest will pass to any other Beneficiaries according to their respective interests. If all Beneficiaries die before the Annuitant, upon the Annuitant's death the Company will pay the Death Proceeds to the Owner, if living, otherwise to the Owner's estate or legal successors.

The Owner can change the Beneficiary at any time during the Annuitant's life. To do so, the Owner must send a written request to the Company's Annuity Service Center. The request must be on a form acceptable to the Company. The change will go into effect when signed, subject to any payments or actions taken by the Company before it records the change.

A change cancels all prior Beneficiary designations; except, however, a change will not cancel any Irrevocable Beneficiary without his or her consent. The interest of the Beneficiary will be subject to:

     (1) any assignment of the Contract, accepted and recorded by the Company prior to the Annuitant's death; and

     (2)  any Payment Plan in effect on the date of the Annuitant's death.

Death Proceeds will be paid as though the Beneficiary died before the Annuitant if:

     (1)  the Beneficiary dies at the same time as the Annuitant; or

     (2)  the Beneficiary dies within 24 hours of the Annuitant's death.

                     PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE PAYMENTS

The initial Purchase Payment is due on the Issue Date. There is no Contract until the initial Purchase Payment is paid. If any check presented as payment of any part of the initial Purchase Payment for a Contract is not honored, the Contract is void.

The minimum Purchase Payment for Non-Qualified Contracts is an aggregate of $5,000 the first year and the minimum subsequent Purchase Payment is $100. Under certain circumstances the Company may waive and/or modify the minimum subsequent Purchase Payment requirement for Non-Qualified Contracts in the case of large groups who submit Purchase Payments through Company approved billing procedures. For Qualified Contracts, the minimum Purchase Payment is $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior Company approval must be obtained for subsequent Purchase Payments in excess of $500,000 or for total Purchase Payments in excess of $1 million. The Company reserves the right to decline or accept any Application or Purchase Payment.

ALLOCATION OF PURCHASE PAYMENTS

The initial Purchase Payment is allocated to the Fixed Account or the Subaccount(s) of the Separate Account as elected by the Owner. Unless otherwise changed by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. (In Oregon, Washington and New Jersey, after the second Contract Year, subsequent Purchase Payments may not be allocated to the Fixed Account.) Under certain circumstances, Purchase Payments, which have been designated by prospective purchasers to be allocated to the Fixed Account or Subaccounts other than the Money Market Subaccount, may initially be allocated to the Money Market Subaccount during the free look period. (See "Highlights" on Page __.) For each Subaccount, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Purchase Payment allocated to the Subaccount by the value of the Accumulation Unit for the Subaccount. Purchase Payments allocated to the Fixed Account are credited in dollars.

If the Application for a Contract is in good order, the Company will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the Application and the Purchase Payment within five (5) business days. The Company will not retain a Purchase Payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer each month amounts from any one Subaccount or the Fixed Account (subject to Fixed Account provisions) to any Subaccount(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $100. The minimum duration of participation in any Dollar Cost Averaging program is currently five (5) months. An Owner must have a minimum of the amount required in the Subaccount or the Fixed Account to complete the Owner's designated program, in order to participate in the Dollar Cost Averaging program.

All Dollar Cost Averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next Valuation Date if the 15th of the month is not a Valuation Date). If the Owner is participating in the Dollar Cost Averaging program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Dollar Cost Averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Dollar Cost Averaging program may not make automatic withdrawals of his or her Contract Value or participate in the Automatic Portfolio Rebalancing program. (See "Purchase Payments and Contract Value - Automatic Portfolio Rebalancing" on Page __ and "Withdrawals -- Automatic Withdrawals" on Page __.)

AUTOMATIC PORTFOLIO REBALANCING

Owners may participate in the Automatic Portfolio Rebalancing pursuant to which Owners authorize the Company to automatically transfer all or a portion of their Contract Value on a periodic basis to maintain a particular percentage allocation among the Portfolios as selected by the Owner. The Contract Value allocated to each Portfolio will increase or decrease at different rates depending on the investment experience of the Portfolio and Automatic Portfolio Rebalancing automatically reallocates the Contract Value in the Portfolios selected to the allocation chosen by the Owner. Portfolios that have Contract Value may not be included in Automatic Portfolio Rebalancing unless selected by the Owner.

   An Owner may select that rebalancing occur on a quarterly, semiannual or annual basis and currently all Portfolios are available investment options under Automatic Portfolio Rebalancing. The Fixed Account is excluded from rebalancing. Currently, the Company offers Automatic Portfolio Rebalancing to Owners with a Contract Value of greater than $25,000, but reserves the right to offer the program on Contracts with a lesser amount. The Company reserves the right to modify, suspend or terminate this service at any time.

All Automatic Portfolio Rebalancing transfers will be made on the 15th of the month rebalancing is requested or another monthly date mutually agreed upon (or the next Valuation Date, if the 15th of the month is a not a Valuation
Date). If the Owner is participating in the Automatic Portfolio Rebalancing program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Automatic Portfolio Rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Automatic Portfolio Rebalancing program may not make automatic withdrawals of his or her Contract Value or participate in the Dollar Cost Averaging Program (See "Purchase Payments and Contract
Value-Dollar Cost Averaging" on Page __ and "Withdrawals-Automatic Withdrawals" on Page __.)

CONTRACT VALUE

The Contract Value, at any time, is the sum of:

     (1)  the Fixed Account Value; and
     (2)  the Separate Account Value.

The Separate Account value on any Valuation Date means the sum of the Owner's interests in the Subaccounts of the Separate Account. The value of the Owner's interest in a Subaccount is determined by multiplying the number of Accumulation Units attributable to that Subaccount by the Accumulation Unit value for the Subaccount. Any withdrawals or transfers will result in the cancellation of Accumulation Units in a Subaccount. The Separate Account values will vary with the performance of the Subaccounts of the Separate Account, any Purchase Payments paid, partial withdrawals and charges assessed.

ACCUMULATION UNIT

A Purchase Payment when allocated to the Separate Account is converted into Accumulation Units for the selected Subaccount. The number of Accumulation Units in a Subaccount credited to the Contract is determined by dividing the Purchase Payment allocated to that Subaccount by the Accumulation Unit value for that Subaccount as of the Valuation Period during which the Purchase Payment is allocated to the Subaccount. The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10. Subsequent Accumulation Unit values are determined by subtracting (2) from (1) and dividing the result by
(3) where:

     (1)  is the net result of:

          (a) the assets of the Subaccount attributable to Accumulation Units; plus or minus

          (b) the cumulative charge or credit for taxes reserved, which resulted from the operation or maintenance of the Subaccount.

     (2) is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge; and

     (3) is the number of Accumulation Units outstanding at the end of the Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                  TRANSFERS

Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account without the imposition of any fee or charge if there have been no more than 12 transfers for the Contract Year. All transfers are subject to the following:

     (1) if more than 12 free transfers have been made in any Contract Year, the Company will deduct a Transfer Fee for each subsequent transfer. (The Transfer Fee is the lesser of 2% of Contract Value transferred or $25.) The Transfer Fee will be deducted from the amount which is transferred. Transfers from a Dollar Cost Averaging program or Automatic Portfolio Rebalancing program are currently not counted toward the number of annual transfers and are not taken into account in determining any applicable Transfer Fees. Currently, all transfers in a single day are treated as a single transfer. The Company reserves the right to treat Dollar Cost Averaging transfers, Automatic Portfolio Rebalancing transfers and multiple transfers in a single day as standard transfers in determining the number of annual transfers and the imposition of any applicable Transfer Fees.

     (2) the minimum amount which can be transferred is $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less. The minimum amount which must remain in a Subaccount or Fixed Account after a transfer is $100 or the Subaccount must be liquidated.

     (3) for any Contract Year, transfers of Purchase Payments and any attributable earnings from the Fixed Account to a Subaccount are limited to ten percent (10%) of the Purchase Payment and ten percent (10%) of its attributable earnings. If a Purchase Payment was received at least eight (8) years prior to the request for transfer, all of the Purchase Payment and the earnings attributable to it may be transferred to a Subaccount. ( In New Jersey, no amounts may be transferred to the Fixed Account after the second Contract Year).

     (4)  any transfer direction must clearly specify:

          (a)  the amount which is to be transferred; and

          (b)  the Fixed Account or Subaccounts which are to be affected.

     (5) transfers will be made as of the Valuation Period next following the Valuation Period during which a written request for a transfer is received by the Company.

     (6) the Company reserves the right, at any time, and without prior notice to any party, to terminate, suspend, or modify the transfer privilege described above, subject to applicable state law and regulation.

An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions.

                                 WITHDRAWALS

Prior to the Maturity Date, the Owner may, upon written request received by the Company, make a total or partial withdrawal of the Contract Withdrawal Value. (For Contracts issued in Idaho, no partial withdrawal may be made for 30 days after the Issue Date.) The Contract terminates if a total withdrawal is made. The Contract Withdrawal Value is:

     (1) the Contract Value for the Valuation Period next following the Valuation Period during which a written request for a withdrawal is received by the Company; less

     (2)  any applicable taxes not previously deducted; less

     (3) the Withdrawal Charge, if any (see "Charges and Deductions -- Deduction for Withdrawal Charge (Sales Load)" on Page ); less

     (4)  the Annual Contract Maintenance Charge, if any.

A withdrawal will result in the cancellation of Accumulation Units for each applicable Subaccount of the Separate Account or a reduction in the Fixed Account Value. Unless otherwise instructed, a partial withdrawal will be applied pro rata among each Subaccount and the Fixed Account based on the ratio of the value of each Subaccount or Fixed Account to the Contract Value. The Company will pay the amount of any withdrawal within seven (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect (see "Suspension of Payments or Transfers" below).

For purposes of determining any applicable Withdrawal Charges or any other charges under the Contract, the distribution of Purchase Payments from within a Subaccount or the Fixed Account is on a first-in, first-out basis with earnings attributable to such Purchase Payments considered only after the Purchase Payment is considered.

Each partial withdrawal must be for an amount which is not less than $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less. The minimum Contract Value which must remain in a Subaccount or the Fixed Account after a partial withdrawal is $100.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status" on Page 21.) For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the
Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

AUTOMATIC WITHDRAWALS

At any time, an Owner may make a withdrawal each Contract Year of up to ten percent (10%) of the total of all aggregate Purchase Payments at the beginning of the Contract Year, less any Purchase Payments previously withdrawn, free from Withdrawal Charges. Subject to any conditions and fees the Company may impose, an Owner may elect to have this amount paid in equal periodic installments ("automatic withdrawals"). The Company reserves the right to charge a fee for automatic withdrawals. Currently, however, there are no charges for automatic withdrawals.

Automatic withdrawals are made on the 15th of each month, or any other monthly date mutually agreed upon (or the next following Valuation Date if the monthly date is not a Valuation Date). Certain withdrawal penalties may apply to withdrawals from the Contracts (see "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts" on Page __). Automatic withdrawals are taken pro rata from Contract Value. The right to a 10% free single sum withdrawal is forfeited. Automatic withdrawals are not allowed simultaneously with the Dollar Cost Averaging program or Automatic Portfolio Rebalancing program. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page __ and "Purchase Payments and Contract Value - Automatic Portfolio Rebalancing" on Page __.)

TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows: A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.
B) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     (4)  when the Company's Annuity Service Center is closed;

     (5) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months after written election is received by the Company.

                              CONTRACT PROCEEDS

MATURITY PROCEEDS

On the Maturity Date, the Company will pay the Maturity Proceeds of the Contract to the Annuitant, if living, subject to the terms of the Contract. If Payment Plan A, Option 1; Plan B; or Plan C are elected, the Maturity Proceeds will be the Contract Value less any applicable taxes not previously deducted. (See "Fixed Payment Plans" below.) If the Maturity Proceeds are paid in cash or by any other method not listed above, the Maturity Proceeds equal the Contract Value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the Withdrawal Charge, if any; less

     (3)  the Annual Contract Maintenance Charge, if any.

The election of a Payment Plan must be made in writing at least seven (7) days prior to the Maturity Date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the Annuitant lives will be applied.

DEATH PROCEEDS

If death occurs prior to the end of the eighth Contract Year, the Death Proceeds will be the greatest of:

     (1) the sum of the Purchase Payments less any withdrawals including any applicable Withdrawal Charge and any applicable taxes not previously deducted; or

     (2) the Contract Value less any applicable taxes not previously deducted.

If death occurs after the end of the eighth Contract Year, the Death Proceeds will be the greatest of:

     (1) the sum of the Purchase Payments less any withdrawals including any applicable Withdrawal Charge and less any applicable taxes not previously deducted; or

     (2) the Contract Value less any applicable taxes not previously deducted; or

     (3) the Contract Value at the end of the eighth Contract Year less any withdrawals including any applicable Withdrawal Charge incurred since the end of the eighth Contract Year and any applicable taxes not previously deducted.

The Death Proceeds will be determined and paid as of the Valuation Period next following the Valuation Period during which both due proof of death satisfactory to the Company and an election for the payment method from all Beneficiaries are received at the Company.

The Beneficiary can elect to have a single lump sum payment or choose one of the Payment Plans. If a single sum payment is requested, the amount will be paid within seven (7) days, unless the Suspension of Payments or Transfers provision is in effect.

Payment to the Beneficiary, other than in a single sum, may only be elected during the 60-day period beginning with the date of receipt of due proof of death on a form acceptable to the Company.

The entire Death Proceeds must be paid within five (5) years of the date of death unless:

     (1)   the Beneficiary elects to have the Death Proceeds:

          (a) payable under a Payment Plan over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the Beneficiary is the Owner's Spouse, the Beneficiary may elect to become the Owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

     (1) If the Annuitant dies prior to the Maturity Date, the Company will pay the Death Proceeds as provided above except as provided in number (2) below.

     (2) If the Annuitant dies prior to the Maturity Date and if the Annuitant was age 76 or greater on the Issue Date of the Contract, the Company will pay the Death Proceeds as provided above except that the Death Proceeds will equal the Contract Value less any applicable taxes not previously deducted.

     (3) If the Annuitant dies after the Maturity Date but before all of the Proceeds payable under the Contract have been distributed, the Company will pay the remaining Proceeds to the Beneficiary(ies) according to the terms of the supplementary contract.

Provision (2) above is inapplicable in Florida.

DEATH OF OWNER

     (1) If the Owner dies before the Maturity Date, ownership of the Contract will be transferred as follows:

          (a) if the Owner is also the Annuitant, the Death of the Annuitant provision described above applies; or

          (b) if the Owner is not also the Annuitant and if the new Owner is the spouse of the Owner, the Contract may be continued; or

          (c) if the Owner is not also the Annuitant and if the new Owner is someone other than the spouse of the Owner, the Contract Withdrawal Value must be distributed pursuant to the Death Proceeds provision above.

     (2) If the Owner dies on or after the Maturity Date, but before all Proceeds payable under the Contract have been distributed, the Company will continue payments according to the terms of the supplementary contract.

The  Owner's spouse is the Owner's surviving spouse at the time of the Owner's
death.   If the Owner is not a natural person, the death of the Annuitant will be treated as the death of the Owner. If there are Joint Owners, any references to the death of the Owner shall mean the first death of an Owner.

FIXED PAYMENT PLANS

After the first Contract Year, the Proceeds may be applied under one or more of the Payment Plans described below. Payment Plans not specified in the Contract are available only if they are approved both by the Company and the
Owner.    The  Owner  chooses a Payment Plan during the Annuitant's lifetime.
This choice can be changed during the life of the Annuitant prior to the Maturity Date. If the Owner has not chosen a plan prior to the Annuitant's death, the automatic option of monthly income for a minimum of 120 months and as long thereafter as the Payee lives will be applied.

The Owner chooses a plan by sending a written request to the Annuity Service Center. The Company will send the Owner the proper forms to complete. The request, when recorded at the Company's Annuity Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. Any change must be requested at least seven (7) days prior to the Maturity Date. If, for any reason, the person named to receive payments (the Payee) is changed, the change will go into effect when the request is recorded at the Company's Annuity Service Center, subject to any payments or actions taken by the Company before the recording.

No Withdrawal Charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the Payee is other than a natural person (such as a corporation), a plan will be available only with the Company's consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a Payment Plan. The effective date of a Payment Plan shall be a date upon which the Company and the Owner mutually agree.

The minimum interest rate for plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

PLAN A. INTEREST

     OPTION 1--The Contract Value less any applicable taxes not previously deducted may be left on deposit with the Company for five (5) years. Fixed payments will be made monthly, quarterly, semi-annually, or annually. The Company does not allow a monthly payment if the Contract Value applied under this option is less than $100,000. The Proceeds may not be withdrawn until the end of the five (5) year period.

     OPTION 2--The Contract Withdrawal Value may be left on deposit with the Company for a specified period. Interest will be paid annually. All or part of the Proceeds may be withdrawn at any time.

PLAN B. FIXED PERIOD

The Contract Value less any applicable taxes not previously deducted will be paid until the Proceeds, plus interest, are paid in full. Payments may be paid annually or monthly. The payment period cannot be more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

PLAN C. LIFE INCOME

The Contract Value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the Annuitant or Beneficiary, whichever is appropriate, lives. The Company has the right to require proof satisfactory to it of the Age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

                                 DISTRIBUTOR

Equitable of Iowa Securities Network, Inc. ("Securities Network"), 604 Locust Street, Des Moines, Iowa 50309, acts as the distributor of the Contracts. Securities Network is also a wholly-owned subsidiary of Equitable of Iowa Companies. The Contracts are offered on a continuous basis.

                           PERFORMANCE INFORMATION

MONEY MARKET PORTFOLIO

From time to time, the Money Market Subaccount of the Separate Account may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Subaccount refers to the income generated by Contract Values in the Money Market Subaccount over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Subaccount. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

OTHER PORTFOLIOS

From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Annual Contract Maintenance Charge and Withdrawal Charges, as well as any asset-based charges.

The Company has decided to make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Annual Contract Maintenance Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

In addition, the Company may, as appropriate, compare each Subaccount's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Subaccount performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Subaccount performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Atlanta and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

Morningstar rates a variable annuity subaccount against its peers with similar investment objectives. Morningstar does not rate any subaccount that has less than three years of performance data. The Company's sales literature utilizing these rankings will indicate whether charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

                                  TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT
SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are
fully  taxable.    The taxable portion is taxed at ordinary income tax rates.
For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer".

The Company intends that all Portfolios of the Investment Options underlying the Contracts will be managed by the investment advisers for the Investment Options in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

   Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

   Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the Beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts", below.)

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of qualified plans. Generally, participants in a qualified plan are not taxed on increases to the value of the contributions to the plan until distribution occurs, regardless of whether the plan assets are held under an annuity contract. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     A.  H.R.  10 PLANS

     Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     B.  TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     C.  INDIVIDUAL RETIREMENT ANNUITIES

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.
Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     D.  CORPORATE PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year may be subject to an additional 15% excise tax unless an exemption applies.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                             FINANCIAL STATEMENTS

Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                              LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation none of which management believes is material.




                           TABLE OF CONTENTS OF THE
                     STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                                      PAGE

Company..................................................................   3
Experts..................................................................   3
Legal Opinions...........................................................   3
Distributor..............................................................   3
Yield Calculation for Money Market Subaccounts...........................   3
Performance Information..................................................   4
Annuity Provisions.......................................................   5
Financial Statements.....................................................   5



       ________________________________________________________________________


       __________________                                             _______

       __________________                                              STAMP

       __________________                                             _______



FRONT
-----

                      Equitable Life Insurance Company of Iowa
                      Attention: Variable Products
                      P.O. BOX 9271
                      Des Moines, Iowa 50306-9271




       ________________________________________________________________________



       ________________________________________________________________________

       Please send me, at no charge, the Statement of Additional Information dated ____________ for the Individual Flexible Purchase Payment Deferred
       Variable and Fixed Annuity Contracts issued by Equitable Life Insurance
       Company of Iowa Separate Account A and Equitable Life Insurance Company of Iowa.
       (Please print or type and fill in all information)

BACK   ________________________________________________________________________
-----
       Name

       ________________________________________________________________________
       Address

       ________________________________________________________________________
       City                               State                   Zip Code

       Form #5344-A
       ________________________________________________________________________



                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                     VARIABLE AND FIXED ANNUITY CONTRACTS

                                  issued by

         EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                     AND

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED ___________, 1996, FOR THE INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. BOX 9271, DES MOINES, IOWA 50306-9271, (800) 344-6864.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED ___________, 1996.



                              TABLE OF CONTENTS

                                                                          PAGE

Company..................................................................   3

Experts..................................................................   3

Legal Opinions...........................................................   3

Distributor..............................................................   3

Yield Calculation For Money Market Subaccounts...........................   3

Performance Information..................................................   4

Annuity Provisions.......................................................   5

Financial Statements.....................................................   5



                                   COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                   EXPERTS

   The consolidated financial statements and schedules of the Company as of December 31, 1994 and 1993 and for each of the three years in the period ended December 31, 1994, and the financial statements of the Separate Account for the period from October 7, 1994 (commencement of operations) to December 31, 1994, included herein have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                                 DISTRIBUTOR

Equitable of Iowa Securities Network, Inc. ("Securities Network") acts as the distributor. Securities Network is an affiliate of the Company and is registered as a broker-dealer. The offering is on a continuous basis.

                YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS

   The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1995, the annualized yield for the Money Market Subaccount was 3.81%. For the seven calendar days ended December 31, 1995, the annualized yield for the Smith Barney Money Market Subaccount was 3.86%.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield luctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                           PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a
 .15% Administrative Charge, the investment advisory fee for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                               P ( 1 + T )  = ERV

       P  =  a hypothetical initial payment of $1,000
       T  =  average annual total return
       n  =  number of years
     ERV  =  ending redeemable value at the end of the time periods used
             (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.



In addition to total return data, the Company may include yield information in its advertisements. For each Subaccount (other than the Money Market Subaccounts) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                      Yield =    a-b  6
                             [2(_____)  + 1  - 1
                                  cd
Where:

       a = Net investment income earned during the period by the Trust attributable to shares owned by the Subaccount.

       b =  Expenses accrued for the period (net of reimbursements).

       c = The average daily number of Accumulation Units outstanding during the period.

       d = The maximum offering price per Accumulation Unit on the last day of the period.



The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge.

Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus - "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


             Equitable Life Insurance Company of Iowa
              Consolidated Balance Sheet - Unaudited
          (Dollars in thousands, except per share data)

                                                                 December 31
                                                                     1995
                                                                 ___________
Assets
Investments:
 Fixed maturities:
  Available for sale, at market (cost:  1995 - $6,884,837;
   1994 - $819,083)                                              $7,352,211
  Held for investment, at amortized cost (market:
   1994 - $5,059,090)                                                    --
 Equity securities of unaffiliated companies, at market
  (cost: 1995 - $49,788; 1994 - $23,351)                             50,595
 Equity security of affiliated company, at market
   (cost: 1995 and 1994 - $618)                                       3,598
 Mortgage loans on real estate                                    1,169,456
 Real estate, less allowance for depreciation of $4,804
  in 1995 and $4,659 in 1994                                         13,960
 Policy loans                                                       182,423
 Short-term investments                                              35,283
                                                                 ___________
Total investments                                                 8,807,526

Cash and cash equivalents                                            10,390
Securities and indebtedness of related parties                       13,755
Accrued investment income                                           122,834
Notes and other receivables                                          32,395
Deferred policy acquisition costs                                   554,179
Property and equipment, less allowance for depreciation
 of $9,628 in 1995 and $6,685 in 1994                                 8,026
Deferred income tax benefit                                              --
Intangible assets, less accumulated amortization of $558
  in 1995 and $483 in 1994                                            2,417
Other assets                                                         47,991
Due from affiliates                                                   1,995
Separate account assets                                             171,881
                                                                 ___________
Total assets                                                     $9,773,389
                                                                 ===========















            Equitable Life Insurance Company of Iowa
       Consolidated Balance Sheet (continued) - Unaudited
          (Dollars in thousands, except per share data)

                                                                 December 31
                                                                     1995
                                                                 ___________
Liabilities and stockholder's equity
Policy liabilities and accruals:
 Future policy benefits:
  Universal life and annuity products                            $7,428,134
  Traditional life insurance products                               778,857
  Unearned revenue reserve                                           14,326
 Other policy claims and benefits                                     8,980
                                                                 ___________
                                                                  8,230,297

Other policyholders' funds:
 Supplemental contracts without life contingencies                   11,613
 Advance premiums and other deposits                                    691
 Accrued dividends                                                   12,715
                                                                 ___________
                                                                     25,019

Deferred income taxes                                               113,171
Due to affiliates                                                     5,175
Other liabilities                                                   180,452
Separate account liabilities                                        171,881
                                                                 ___________
Total liabilities                                                 8,725,995

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $1.00 per share - authorized
  7,500,000 shares, issued and outstanding 5,000,300
  shares                                                              5,000
 Additional paid-in capital                                         274,009
 Unrealized appreciation (depreciation)of fixed maturities          208,932
 Unrealized appreciation of equity securities                         3,787
 Retained earnings                                                  555,666
                                                                 ___________
Total stockholder's equity                                        1,047,394
                                                                 ___________
Total liabilities and stockholder's equity                       $9,773,389
                                                                 ===========











               Equitable Life Insurance Company of Iowa
             Consolidated Statement of Income - Unaudited
                       (Dollars in thousands)

                                                            Year ended
                                                            December 31
                                                                1995
                                                            ___________
Revenues:
 Universal life and annuity product charges                    $51,466
 Traditional life insurance premiums                            43,425
 Net investment income                                         638,056
 Realized gains on investments                                   9,524
 Other income                                                    8,883
                                                            ___________
                                                               751,354
Benefits and expenses:
  Universal life and annuity benefits:
   Interest credited to account balances                       390,039
   Benefit claims incurred in excess of account balances        10,396
  Traditional life insurance benefits:
   Death benefits                                               26,677
   Other benefits                                               41,661
  Increase (decrease) in future traditional policy benefits:
   Life                                                         (6,172)
   Other contracts                                                (695)
  Distributions to participating policyholders                  25,125
  Underwriting, acquisition and insurance expenses:
   Commissions                                                 146,224
   General expenses                                             40,941
   Insurance taxes                                              45,472
   Policy acquisition costs deferred                          (178,133)
   Amortization of deferred policy acquisition costs            72,537
                                                            ___________
                                                               614,072

  Interest expense                                               2,565
  Other expenses                                                    (9)
                                                            ___________
                                                               616,628
                                                            ___________
                                                               134,726

Income taxes                                                    47,233
                                                            ___________
                                                                87,493
Equity income (loss), net of related income taxes                   17
                                                            ___________
Net income                                                     $87,510
                                                            ===========







                   Equitable Life Insurance Company of Iowa
     Consolidated Statement of Changes in Stockholder's Equity - Unaudited
                            (Dollars in thousands)

                                        Unreal-  Unreal-
                                           ized    ized
                                          Appre   Appre
                                        ciation  ciation
                                         (Depre  (Depre
                                       ciation)  ciation)
                                Addi-        of      of                  Total
                               tional     Fixed  Equity                 Stock-
                     Common   Paid-In    Matur-  Secur-  Retained     holder's
                      Stock   Capital     ities   ities  Earnings       Equity
                    ________ _________ _________ _______ _________ ____________
Balance at
 January 1, 1995     $5,000  $224,009  ($26,493) $2,173  $468,156     $672,845
 Net income for
  1995                   --        --        --      --    87,510       87,510
 Unrealized
  appreciation
  of fixed
  maturity
  securities             --        --   235,425      --        --      235,425
 Unrealized
  appreciation
  of equity
  securities             --        --        --   1,614        --        1,614
 Contribution
  from parent            --    50,000        --      --        --       50,000
                    ________ _________ _________ _______ _________ ____________
Balance at Decem-
 ber 31, 1995        $5,000  $274,009  $208,932  $3,787  $555,666   $1,047,394
                    ======== ========= ========= ======= ========= ============























            Equitable Life Insurance Company of Iowa
        Consolidated Statement of Cash Flows - Unaudited
                   (Dollars in thousands)

                                                                 Year ended
                                                                 December 31
                                                                     1995
                                                                 ___________
Operating activities
 Net income                                                         $87,510
 Adjustments to reconcile net income to net cash provided
  by operations:
  Adjustments related to universal life and annuity products:
   Interest credited to account balances                            390,039
   Charges for mortality and administration                         (54,308)
   Change in unearned revenues                                         (293)
  Increase in traditional life policy liabilities and accruals        2,758
  Decrease in other policyholders' funds                               (756)
  Increase in accrued investment income                             (16,875)
  Policy acquisition costs deferred                                (178,133)
  Amortization of deferred policy acquisition costs                  72,537
  Change in other assets, other liabilities and accrued
   income taxes                                                      42,496
  Provision for depreciation and amortization                        (8,449)
  Provision for deferred income taxes                                 1,117
  Share of losses (equity in earnings) of related parties               (27)
  Realized gains on investments                                      (9,524)
                                                                 ___________
Net cash provided by operating activities                           328,092


Investing activities
 Sale, maturity or repayment of investments:
  Fixed maturities-available for sale                               145,173
  Fixed maturities-held for investment                              203,395
  Equity securities                                                   6,572
  Mortgage loans on real estate                                      53,545
  Real estate                                                         2,029
  Policy loans                                                       28,436
  Short-term investments - net                                       10,513
                                                                 ___________
                                                                    449,663
 Acquisition of investments:
  Fixed maturities-available for sale                              (943,285)
  Fixed maturities-held for investment                              (59,758)
  Equity securities                                                 (32,097)
  Mortgage loans on real estate                                    (612,449)
  Real estate                                                        (1,018)
  Policy loans                                                      (34,411)
  Short-term investments - net                                           --
                                                                 ___________
                                                                 (1,683,018)





               Equitable Life Insurance Company of Iowa
      Consolidated Statement of Cash Flows (continued) - Unaudited
                      (Dollars in thousands)

                                                                 Year ended
                                                                 December 31
                                                                     1995
                                                                 ___________
Investing activities (continued)
 Disposal of investments accounted for by the equity method            $498
 Additions to investments accounted for by the equity method             --
 Repayments of notes receivable                                       1,317
 Issuance of notes receivable                                            --
 Sales of property and equipment                                        109
 Purchases of property and equipment                                 (3,397)
                                                                 ___________
Net cash used in investing activities                            (1,234,828)

Financing activities
Proceeds from line of credit borrowing                              754,104
Repayment of line of credit borrowing                              (754,104)
                                                                 ___________
                                                                         --

Receipts from universal life and annuity policies credited
 to policyholder account balances                                 1,691,188
Return of policyholder account balances on universal life
 policies and annuity policies                                     (835,892)
Contributions from parent                                            50,000
                                                                 ___________
Net cash provided by financing activities                           905,296
                                                                 ___________

Increase (decrease) in cash and cash equivalents                     (1,440)
Cash and cash equivalents at beginning of year                       11,830
                                                                 ___________

Cash and cash equivalents at end of year                            $10,390
                                                                 ===========

Supplemental disclosures of cash flow information
Cash paid during the year for:
  Interest                                                           $2,567
  Income taxes                                                       33,490






























                       Financial Statements

                       Equitable Life Insurance Company of Iowa

                       Years ended December 31, 1994, 1993 and 1992 with Report of Independent Auditors





































                  Equitable Life Insurance Company of Iowa

                            Financial Statements


                Years ended December 31, 1994, 1993 and 1992






                                   Contents

Report of Independent Auditors

Audited Financial Statements

Consolidated Balance Sheets
Consolidated Statements of Income
Consolidated Statements of Changes in Stockholder's Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements





































                  Report of Independent Auditors





The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the accompanying consolidated balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies) as of December 31, 1994 and
1993, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1994.
Our audits also included the financial statement schedules listed in the index at Item 24. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Equitable Life Insurance Company of Iowa at December 31, 1994 and 1993, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Notes 3 and 6 to the consolidated financial statements, in 1994 the Company changed its method of accounting for certain investments in debt and equity securities and, in 1992 the Company changed its method of accounting for postretirement benefits other than pensions.


                               /s/ Ernst & Young LLP


Des Moines, Iowa
February 7, 1995

                  Equitable Life Insurance Company of Iowa

                        Consolidated Balance Sheets

               (Dollars in thousands, except per share data)

                                                               December 31
                                                           1994          1993
                                                     _________________________
Assets

Investments
 Fixed maturities:
  Held for investment, at amortized cost (market:
   1994 - $5,059,090; 1993 - $5,407,358)             $5,393,798    $5,078,226
  Available for sale, at market (cost:  1994 -
   $819,083)                                            778,486            --
 Equity securities of unaffiliated companies,
  at market (cost: 1994 - $23,351; 1993 - $250)          22,978            83
 Equity security of affiliated company, at market
   (cost: 1994 and 1993 - $618)                           3,164         3,794
 Mortgage loans on real estate                          610,185       343,732
 Real estate, less allowance for depreciation
  of $4,659 in 1994 and $4,580 in 1993                   15,668        20,773
 Policy loans                                           176,448       176,849
 Short-term investments                                  45,796        58,090
                                                     ___________   ___________
Total investments                                     7,046,523     5,681,547

Cash and cash equivalents                                11,830         4,476
Securities and indebtedness of related parties           11,034        11,791
Accrued investment income                               105,959        92,473
Notes and other receivables                              23,173        27,364
Deferred policy acquisition costs                       607,626       451,180
Property and equipment, less allowance for
 depreciation of $6,685 in 1994 and $4,147 in 1993        7,806         7,365
Deferred income tax benefit                               1,634        11,406
Intangible assets, less accumulated amortization
  of $483 in 1994 and $409 in 1993                        2,492         2,566
Other assets                                             43,784        37,039
Due from affiliates                                      13,598           104
Separate account assets                                  84,963        94,028
                                                     ___________   ___________
Total assets                                         $7,960,422    $6,421,339
                                                     ===========   ===========











                    Equitable Life Insurance Company of Iowa

                     Consolidated Balance Sheets (continued)

                  (Dollars in thousands, except per share data)

                                                               December 31
                                                           1994          1993
                                                     _________________________
Liabilities and stockholder's equity

Policy liabilities and accruals:
 Future policy benefits:
  Universal life and annuity products                $6,237,107    $4,803,729
  Traditional life insurance products                   777,100       774,356
  Unearned revenue reserve                               14,317        14,451
 Other policy claims and benefits                         7,785         5,765
                                                     ___________   ___________
                                                      7,036,309     5,598,301

Other policyholders' funds:
 Supplemental contracts without life contingencies       12,224        11,729
 Advance premiums and other deposits                        790           925
 Accrued dividends                                       12,761        13,251
                                                     ___________   ___________
                                                         25,775        25,905

Other liabilities                                       136,408        94,957
Due to affiliates                                         4,122         7,897
Separate account liabilities                             84,963        94,028
                                                     ___________   ___________
Total liabilities                                     7,287,577     5,821,088

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $1.00 per share -
  authorized 7,500,000 shares, issued and
  outstanding 5,000,300 shares                            5,000         5,000
 Additional paid-in capital                             224,009       224,009
 Unrealized depreciation of fixed maturities            (26,493)           --
 Unrealized appreciation of equity securities             2,173         3,009
 Retained earnings                                      468,156       368,233
                                                     ___________   ___________
Total stockholder's equity                              672,845       600,251
                                                     ___________   ___________
Total liabilities and stockholder's equity           $7,960,422    $6,421,339
                                                     ===========   ===========

See accompanying notes.







                   Equitable Life Insurance Company of Iowa

                      Consolidated Statements of Income

                           (Dollars in thousands)

                                                   Year ended December 31
                                              1994          1993          1992
                                        _______________________________________
Revenues:
 Universal life and annuity
  product charges                          $43,767       $34,281       $30,412
 Traditional life insurance premiums        46,265        46,870        43,022
 Net investment income                     521,646       432,044       360,530
 Realized gains on investments              19,697        44,996         8,049
 Other income                                8,297         6,663         6,476
                                        ___________   ___________   ___________
                                           639,672       564,854       448,489
Benefits and expenses:
  Universal life and annuity benefits:
   Interest credited to account balances   320,312       268,992       231,824
   Benefit claims incurred in excess
    of account balances                      8,877         5,618         4,719
  Traditional life insurance benefits:
   Death benefits                           24,143        21,919        19,920
   Other benefits                           32,780        32,343        40,473
  Increase (decrease) in future
   traditional policy benefits:
   Life                                      3,026         3,531        (7,203)
   Other contracts                             324           (92)          234
  Distributions to participating
   policyholders                            24,988        25,861        26,059
  Underwriting, acquisition and
   insurance expenses:
   Commissions                             157,028       113,450        84,367
   General expenses                         43,402        37,553        32,294
   Insurance taxes                           9,961         6,335         5,623
   Policy acquisition costs deferred      (193,263)     (137,153)     (104,105)
   Amortization of deferred policy
    acquisition costs                       50,921        42,078        20,176
                                        ___________   ___________   ___________
                                           482,499       420,435       354,381

Interest expense                             2,069           457            16
Other expenses                               1,880           322           341
                                        ___________   ___________   ___________
                                           486,448       421,214       354,738
                                        ___________   ___________   ___________
                                           153,224       143,640        93,751
Income taxes                                53,262        50,469        29,560
                                        ___________   ___________   ___________
                                            99,962        93,171        64,191
Equity income (loss), net of related
  income taxes                                 (39)          126             4
                                        ___________   ___________   ___________
Income before cumulative effect of
  change in accounting principles           99,923        93,297        64,195

                       Equitable Life Insurance Company of Iowa

                     Consolidated Statements of Income (continued)

                              (Dollars in thousands)

                                                   Year ended December 31
                                              1994          1993          1992
                                        _______________________________________
Cumulative effect on prior years (to
  December 31, 1991) of change in
  method of accounting for post-
  retirement benefits, net of related
  income tax benefit                            --            --        (4,415)
                                        ___________   ___________   ___________
Net income                                 $99,923       $93,297       $59,780
                                        ===========   ===========   ===========

See accompanying notes.






































                   Equitable Life Insurance Company of Iowa

          Consolidated Statements of Changes in Stockholder's Equity

                           (Dollars in thousands)

                                         Unreal-  Unreal-
                                            ized    ized
                                           Appre   Appre
                                         ciation  ciation
                                          (Depre  (Depre
                                        ciation)  ciation)
                                 Addi-        of      of               Total
                                tional     Fixed  Equity              Stock-
                      Common   Paid-In    Matur-  Secur-  Retained  holders'
                       Stock   Capital     ities   ities  Earnings    Equity
                     ________ _________ _________ _______ _________ _________

Balance at
 January 1, 1992      $5,000  $124,009             ($349) $231,389  $360,049
 Net income for
  1992                    --        --                --    59,780    59,780
 Unrealized
  appreciation
  of equity
  securities              --        --             2,116        --     2,116
 Contribution from
  parent                  --    10,000                --        --    10,000
 Cash dividends
   to parent              --        --                --   (16,233)  (16,233)
                     ________ _________ _________ _______ _________ _________
Balance at
 December 31, 1992     5,000   134,009             1,767   274,936   415,712



 Net income for
  1993                    --        --                --    93,297    93,297
 Unrealized
  appreciation
  of equity
  securities              --        --             1,242        --     1,242
 Contributions
  from parent             --    90,000                --        --    90,000
                     ________ _________ _________ _______ _________ _________
Balance at
 December 31, 1993     5,000   224,009             3,009   368,233   600,251









                   Equitable Life Insurance Company of Iowa

    Consolidated Statements of Changes in Stockholder's Equity (continued)

                           (Dollars in thousands)

                                         Unreal-  Unreal-
                                            ized    ized
                                           Appre   Appre
                                         ciation  ciation
                                          (Depre  (Depre
                                        ciation)  ciation)
                                 Addi-        of      of               Total
                                tional     Fixed  Equity              Stock-
                      Common   Paid-In    Matur-  Secur-  Retained  holders'
                       Stock   Capital     ities   ities  Earnings    Equity
                     ________ _________ _________ _______ _________ _________


 Cumulative effect
  of change in
  accounting prin-
  ciple regarding
  fixed maturity
  securities              --        --    22,516      --        --   22,516
 Net income for
  1994                    --        --        --      --    99,923    99,923
 Unrealized
  depreciation
  of fixed
  maturity
  securities              --        --   (49,009)     --        --  (49,009)
 Unrealized
  depreciation
  of equity
  securities              --        --        --    (836)       --      (836)
                     ________ _________ _________ _______ _________ _________
Balance at
 December 31, 1994    $5,000  $224,009  ($26,493) $2,173  $468,156  $672,845
                     ======== ========= ========= ======= ========= =========

See accompanying notes.














                    Equitable Life Insurance Company of Iowa
                     Consolidated Statements of Cash Flows
                            (Dollars in thousands)

                                                   Year ended December 31
                                              1994          1993          1992
                                        _______________________________________
Operating activities
 Net income                                $99,923       $93,297       $59,780
 Adjustments to reconcile net income to
  net cash provided by operations:
  Adjustments related to universal life
   and annuity products:
   Interest credited to account balances   320,312       268,992       231,824
   Charges for mortality and
    administration                         (46,280)      (31,151)      (29,068)
   Deferral of unearned revenues               981         1,472           379
   Amortization of unearned revenue
    reserve                                 (1,430)       (2,312)         (873)
  Increase (decrease) in traditional life
   policy liabilities and accruals           3,750         5,987        (7,937)
  Decrease in other policyholders' funds      (130)         (194)         (339)
  Increase in accrued investment income    (13,486)      (14,376)      (11,813)
  Policy acquisition costs deferred       (193,263)     (137,153)     (104,105)
  Amortization of deferred policy
   acquisition costs                        50,921        42,078        20,176
  Change in other assets, other
   liabilities and accrued income taxes     27,372        26,515         2,439
  Provision for depreciation and
   amortization                             (1,089)         (426)          653
  Provision for deferred income taxes        9,958        (3,138)        3,136
  Share of losses (equity in earnings)
   of related parties                           51          (194)           27
  Realized gains on investments            (19,697)      (44,996)       (8,049)
                                        ___________   ___________   ___________
Net cash provided by operating
  activities                               237,893       204,401       156,230


Investing activities
 Sale, maturity or repayment of investments:
  Fixed maturities-held for investment     286,844     1,056,544       752,624
  Fixed maturities-available for sale      204,847            --            --
  Equity securities                             --            --        11,519
  Mortgage loans on real estate             47,886        49,008        34,456
  Real estate                                5,662           289         2,002
  Policy loans                              30,397        25,963        31,202
  Short-term investments - net              12,294            --         7,696
                                        ___________   ___________   ___________
                                           587,930     1,131,804       839,499







                      Equitable Life Insurance Company of Iowa
                  Consolidated Statements of Cash Flows (continued)
                             (Dollars in thousands)

                                                   Year ended December 31
                                              1994          1993          1992
                                        _______________________________________
 Acquisition of investments:
  Fixed maturities-held for investment $(1,422,409)  $(2,121,604)  $(1,606,055)
  Fixed maturities-available for sale     (181,303)           --            --
  Equity securities                        (23,101)           --            --
  Mortgage loans on real estate           (314,255)     (152,274)      (63,145)
  Real estate                                 (876)         (346)         (388)
  Policy loans                             (29,996)      (26,083)      (26,093)
  Short-term investments - net                  --       (48,395)           --
                                        ___________   ___________   ___________
                                        (1,971,940)   (2,348,702)   (1,695,681)

Disposal of investments accounted for
  by the equity method                         489           939         1,304
 Additions to investments accounted for
  by the equity method                      (1,376)         (467)       (3,862)
 Repayments of notes receivable                221            --            --
 Issuance of notes receivable               (2,438)           --            --
 Sales of property and equipment               281           107           636
 Purchases of property and equipment        (3,052)       (4,300)       (1,845)
                                        ___________   ___________   ___________
Net cash used in investing activities   (1,389,885)   (1,220,619)     (859,949)

Financing activities
Proceeds from line of credit borrowing   1,053,746       594,494        47,745
Repayment of line of credit borrowing   (1,053,746)     (594,494)      (47,745)
                                        ___________   ___________   ___________
                                                --            --            --
Receipts from universal life and
 annuity policies credited to
 policyholder account balances           1,746,108     1,190,024       951,309
Return of policyholder account balances
 on universal life and annuity
 policies                                 (586,762)     (264,364)     (242,764)
Contributions from parent                       --        90,000        10,000
Cash dividends paid to parent                   --            --       (16,233)
                                        ___________   ___________   ___________
Net cash provided by financing
  activities                             1,159,346     1,015,660       702,312
                                        ___________   ___________   ___________
Increase (decrease) in cash and cash
  equivalents                                7,354          (558)       (1,407)
Cash and cash equivalents at beginning
  of year                                    4,476         5,034         6,441
                                        ___________   ___________   ___________

Cash and cash equivalents at end of year   $11,830        $4,476        $5,034
                                        ===========   ===========   ===========



                      Equitable Life Insurance Company of Iowa
                  Consolidated Statements of Cash Flows (continued)
                             (Dollars in thousands)

                                                  Year ended December 31
                                              1994          1993          1992
                                        _______________________________________

Supplemental disclosures of cash flow information
Cash paid during the year for:
  Interest                                  $2,070          $457           $16
  Income taxes                              60,610        43,552        30,291
Noncash investing and financing activities:
  Foreclosure of mortgage loans, including
    taxes and costs capitalized ($106) and
    operating funds retained ($283)
    in 1993                                    250         6,577         1,100
  Restructure of fixed maturity investment,
    including fixed maturity ($897) and
    equity security ($353) received             --            --         1,250

See accompanying notes.




































           Equitable Life Insurance Company of Iowa

          Notes to Consolidated Financial Statements

                      December 31, 1994


1.  Significant Accounting Policies

Organization

Equitable Life Insurance Company of Iowa (the "Company") is a wholly-owned subsidiary of Equitable of Iowa Companies
("parent"). The Company operates predominantly in the individual life and annuity area of the life insurance business.

Consolidation

The consolidated financial statements include the Company and its subsidiaries. The Company's principal subsidiaries are USG Annuity & Life Company ("USG"), Equitable American Insurance Company ("EAIC") (formed in 1993) and Equitable Companies. At December 31, 1994 and 1993, all subsidiaries are wholly owned. All significant intercompany accounts and transactions have been eliminated.

Investments

Effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Pursuant to SFAS No. 115, fixed maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held for investment". Held for investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the market value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Fixed maturity securities which may be sold are designated as "available for sale". Available for sale securities are reported at market value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in deferred policy acquisition costs, policy reserves and deferred income taxes. Transfers of securities between categories are restricted and are recorded at fair value at the time of transfer. Securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the securities' expected life. Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate the securities' expected life.

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


1.  Significant Accounting Policies (continued)


Prior to the adoption of SFAS No. 115, all of the Company's fixed maturity securities were classified as "held to maturity". Fixed maturity securities were written down to net realizable value (the sum of the estimated nondiscounted cash flows from the securities) if the securities were determined to have declines in value that were "other than temporary". Future investment income was recognized at the rate implicit in this calculation of net realizable value.

Equity securities (common and non-redeemable preferred stocks) are reported at market if readily marketable, or at cost if not readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income.

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired
(i.e., when it is probable that the company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Real estate, which includes real estate acquired through foreclosure, is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, or in-substance foreclosure, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or fair value as determined at or before the foreclosure date. The carrying value of these assets is subject to regular review. If the fair value, less estimated sale cost, of real estate owned decreases to an amount lower than its carrying value, a valuation allowance is established for the difference. This valuation allowance can be restored should the fair value of the property increase. Changes in this valuation allowance are charged or credited to income.

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


1.  Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Investments accounted for by the equity method include investments in, and advances to, various joint ventures and partnerships.

Market values, as reported herein, of publicly-traded fixed maturity securities are as reported by an independent pricing service. Market values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing system, which uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities. Market values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over
U. S. Treasury bonds. Market values of redeemable preferred stocks are as reported by the National Association of Insurance Commissioners ("NAIC"). Market values of equity securities are based on the latest quoted market prices, or where not readily marketable, at values which are representative of the market values of issues of comparable yield and quality.
Realized gains and losses are determined on the basis of specific identification of investments.

Cash and Cash Equivalents

For purposes of the consolidated statement of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

Deferred Policy Acquisition Costs

Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. For universal life and annuity products, such costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected gross profits. This amortization is adjusted retrospectively, or "unlocked", when the Company revises its estimate of current or future gross profits to be realized from a group of products. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using principally the same assumptions for interest, mortality and withdrawals that are used for


       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


1.  Significant Accounting Policies (continued)

computing liabilities for future policy benefits subject to traditional "lock-in" concepts. Deferred policy acquisition costs are adjusted to reflect the pro-forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.

Property and Equipment

Property and equipment primarily represent leasehold improvements at the Company's headquarters and at various agency offices and office furniture and equipment and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

Intangible Assets

Intangible assets include the value of various licenses acquired in conjunction with the purchase of USG which are being amortized over forty years using the straight-line method.

Future Policy Benefits

The liability for future policy benefits for traditional life insurance products has been calculated on a net-level premium basis. Interest assumptions range from 2.75% for 1956 and prior issues to a 9.00% level, graded to 6.00% after twenty years for current issues. Mortality, morbidity and withdrawal assumptions generally are based on actual experience. These assumptions have been modified to provide for possible unfavorable deviation from the assumptions. Future dividends for participating business (which accounted for 1.7% of premiums and 10.6% of inforce in 1994) are provided for in the liability for future policy benefits.

With respect to universal life and annuity products, the Company utilizes the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.50% to 11.35% during 1994, 4.50% to 10.00% during 1993, and 4.50% to 9.00% during 1992.







       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


1.  Significant Accounting Policies (continued)

The unearned revenue reserve reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on universal life and annuity products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

Recognition of Premium Revenues and Costs

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are associated with the premiums as earned by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

Revenues for universal life and annuity products consist of policy charges for the cost of insurance, renewal period administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Deferred Income Taxes

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

Separate Accounts

The transactions in the separate accounts (which are charged or credited directly to the accounts) are excluded from the consolidated statements of income.

Dividend Restrictions

The Company's ability to pay dividends to its parent company is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. During 1995, the Company could pay dividends to the parent company of approximately $63,906,000 without prior approval of statutory authorities. Also, the amount ($241,260,000 at December 31, 1994) by which the stockholder's equity stated in conformity with generally accepted accounting principles exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)

2.  Basis of Financial Reporting

The financial statements of the Company differ from related statutory financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) future policy benefit reserves on traditional life insurance products are based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions, which may differ from reserves based upon statutory mortality rates and interest; (3) future policy benefit reserves for universal life and annuity products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) a portion of fixed maturity investments is designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable) and deferred policy acquisition costs, credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the statements of income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (9) gains arising from sale lease-back transactions are deferred and amortized over the life of the lease rather than recognized in the period of sale; (10) a liability is established for anticipated guaranty fund assessments, net of estimated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (11) a prepaid pension cost asset established in accordance with SFAS No. 87, "Employers' Accounting for Pensions", agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (12) revenues for universal life and annuity products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)

2.  Basis of Financial Reporting (continued)

than premiums received; (13) expenses for postretirement benefits other than pensions are recognized for all qualified employees rather than for only vested and fully-eligible employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions" was recognized as a cumulative effect of change in accounting method rather than deferred and amortized over twenty years, and (14) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Net income for the Company, USG and EAIC as determined in accordance with statutory accounting practices was $61,421,000 in 1994, $42,182,000 in 1993, and $36,281,000 in
1992. Total statutory capital and surplus were $431,585,000 at December 31, 1994 and $393,351,000 at December 31, 1993.


3.  Investment Operations

Realized gains (losses) and unrealized appreciation
(depreciation) on investments are summarized below:

                                                        Realized*
                                       _______________________________________
                                                  Year ended December 31
                                             1994          1993          1992
                                       _______________________________________
                                                  (Dollars in thousands)
  Fixed maturities:
    Held for investment                   $11,364       $44,765        $7,001
    Available for sale                      7,417            --            --
  Equity securities                            --            --         2,059
  Mortgage loans on real estate               (62)         (363)           --
  Real estate                                   7            14          (254)
  Equity investments                          971           580          (757)
                                       ___________   ___________   ___________
  Realized gains on investments           $19,697       $44,996        $8,049
                                       ===========   ===========   ===========

*See Note 5 for the income tax effects attributable to realized gains and losses on investments.





       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)

                                                       Unrealized
                                       _______________________________________
                                                  Year ended December 31
                                             1994          1993          1992
                                       _______________________________________
                                                  (Dollars in thousands)
  Fixed maturities:
    Held for investment                 ($663,840)     $144,409       $59,116
    Available for sale                    (40,597)           --            --
  Equity securities                          (206)          (33)          773
                                       ___________   ___________   ___________
  Unrealized appreciation (depre-
    ciation) of investments             ($704,643)     $144,376       $59,889
                                       ===========   ===========   ===========

Major categories of net investment income are summarized below:

                                                  Year ended December 31
                                             1994          1993          1992
                                       _______________________________________
                                                  (Dollars in thousands)
  Fixed maturities:
    Held for investment                  $406,975      $397,912      $330,590
    Available for sale                     71,461            --            --
  Equity securities                           303            45           156
  Mortgage loans on real estate            39,117        28,408        22,615
  Real estate                               3,696         2,696         2,300
  Policy loans                              9,788         9,838         9,944
  Short-term investments                      886           933         1,597
  Other - net                                 801           425         1,187
                                       ___________   ___________   ___________
                                          533,027       440,257       368,389
  Less investment expenses                (11,381)       (8,213)       (7,859)
                                       ___________   ___________   ___________
  Net investment income                  $521,646      $432,044      $360,530
                                       ===========   ===========   ===========











       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)

At December 31, 1994 and 1993, the amortized cost, gross unrealized gains and losses, and estimated market value of the Company's fixed maturity securities designated as held for investment are as follows:



HELD FOR INVESTMENT

                                              Gross         Gross     Estimated
                            Amortized    Unrealized    Unrealized        Market
                                 Cost         Gains        Losses         Value
                           _____________________________________________________
                                         (Dollars in thousands)
December 31, 1994
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $288,914        $2,971      ($13,949)     $277,936
 Other                          3,980            66          (104)        3,942
States, municipalities
 and political
 subdivisions                  15,557            --        (1,128)       14,429
Foreign governments            10,573           719            --        11,292
Public utilities            1,231,799         7,148       (99,517)    1,139,430
Investment grade
 corporate                  1,594,095        33,750       (80,108)    1,547,737
Below investment grade
 corporate                    223,908           477       (19,074)      205,311
Mortgage-backed
 securities                 2,024,281         4,389      (170,091)    1,858,579
Redeemable preferred
 stocks                           691            --          (257)          434
                           ___________   ___________   ___________   ___________
Total held for investment  $5,393,798       $49,520     ($384,228)   $5,059,090
                           ===========   ===========   ===========   ===========














       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)


HELD FOR INVESTMENT (continued)

                                              Gross         Gross     Estimated
                            Amortized    Unrealized    Unrealized        Market
                                 Cost         Gains        Losses         Value
                           _____________________________________________________
                                         (Dollars in thousands)
December 31, 1993
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $327,195       $22,121                    $349,316
 Other                          3,493           380                       3,873
States, municipalities
 and political
 subdivisions                  15,854           700          ($28)       16,526
Foreign governments            10,573         2,580            --        13,153
Public utilities            1,198,523        75,309        (6,399)    1,267,433
Investment grade
 corporate                  1,724,879       187,348        (4,529)    1,907,698
Below investment grade
 corporate                    361,869        14,266        (4,765)      371,370
Mortgage-backed
 securities                 1,435,129        51,384        (8,971)    1,477,542
Redeemable preferred
 stocks                           711            --          (264)          447
                           ___________   ___________   ___________   ___________
Total held for investment  $5,078,226      $354,088      ($24,956)   $5,407,358
                           ===========   ===========   ===========   ===========



















       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)

At December 31, 1994, amortized cost, gross unrealized gains and losses and estimated market value of the Company's fixed maturity securities designated as available for sale are as follows:


AVAILABLE FOR SALE

                                              Gross         Gross     Estimated
                            Amortized    Unrealized    Unrealized        Market
                                 Cost         Gains        Losses         Value
                           _____________________________________________________
                                         (Dollars in thousands)
December 31, 1994
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                  $17,817                       ($730)      $17,087
 Other                         30,624                      (1,178)       29,446
Public utilities               70,184          $704        (7,173)       63,715
Investment grade
 corporate                    365,162         9,288       (19,574)      354,876
Below investment grade
 corporate                    199,597           589       (23,417)      176,769
Mortgage-backed
 securities                   135,699         1,926        (1,032)      136,593
                           ___________   ___________   ___________   ___________
Total available for sale     $819,083       $12,507      ($53,104)     $778,486
                           ===========   ===========   ===========   ===========

No fixed maturity securities were designated as available for sale on December 31, 1993. Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules. Amortized cost approximates market value for these securities.

The amortized cost and estimated market value of fixed maturity securities at December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.








       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)

HELD FOR INVESTMENT

                                                           Estimated
                                             Amortized        Market
                                                  Cost         Value
                                            _________________________
                                               (Dollars in thousands)
Due in one year or less                           $974          $975
Due after one year through five years           50,130        50,321
Due after five years through ten years         584,859       553,373
Due after ten years                          2,444,640     2,317,906
                                            ___________   ___________
                                             3,080,603     2,922,575
Mortgage-backed securities                   2,313,195     2,136,515
                                            ___________   ___________
Total held for investment                   $5,393,798    $5,059,090
                                            ===========   ===========

AVAILABLE FOR SALE

                                                           Estimated
                                             Amortized        Market
                                                  Cost         Value
                                            _________________________
                                               (Dollars in thousands)
Due after one year through five years          $45,252       $43,509
Due after five years through ten years         149,091       140,687
Due after ten years                            471,224       440,610
                                            ___________   ___________
                                               665,567       624,806
Mortgage-backed securities                     153,516       153,680
                                            ___________   ___________
Total available for sale                      $819,083      $778,486
                                            ===========   ===========













       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)

The carrying value and market value of mortgage-backed securities, which comprise 40% of the Company's investment in fixed maturity securities as of December 31, 1994, by type, are as follows:

                                                                 Estimated
                                                   Carrying         Market
                                                      Value          Value
                                                 __________________________
                                                    (Dollars in thousands)
December 31, 1994
Mortgage-backed securities:
  Government and agency guaranteed pools:
    Very accurately defined maturities              $17,178        $16,167
    Planned amortization class                       79,510         75,774
    Targeted amortization class                      29,258         25,406
    Sequential pay                                   74,006         69,301
    Pass through                                    106,049        108,375
  Private Label CMOs and REMICs:
    Very accurately defined maturities               30,386         29,275
    Planned amortization class                       17,606         17,055
    Targeted amortization class                     451,412        404,187
    Sequential pay                                1,593,798      1,482,757
    Mezzanines                                       38,326         35,103
    Private placements and subordinate issues        29,346         26,795
                                                 ___________    ___________
Total mortgage-backed securities                 $2,466,875     $2,290,195
                                                 ===========    ===========

During periods of significant interest rate volatility, the mortgages underlying mortgage-backed securities may prepay more quickly or more slowly than anticipated. If the principal amount of such mortgages are prepaid earlier than anticipated during periods of declining interest rates, investment income may decline due to reinvestment of these funds at lower current market rates. If principal repayments are slower than anticipated during periods of rising interest rates, increases in investment yield may lag behind increases in interest rates because funds will remain invested at lower historical rates rather than reinvested at higher current rates. To mitigate this prepayment volatility, the Company invests primarily in intermediate tranche collateralized mortgage obligations ("CMOs"). CMOs are pools of mortgages that are segregated into sections, or tranches, which provide sequential retirement of bonds rather than pro-rata share of principal return in the pass-through structure. The Company does not hold any "interest only" or "principal only" mortgage-backed securities. Further, the Company has not purchased obligations at significant premiums, thereby limiting exposure to loss during periods of accelerated prepayments. At December 31, 1994, unamortized premiums on mortgage-backed securities totaled $4,775,000 and unaccrued discounts on mortgage-backed securities totaled $70,447,000.

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio for the years ended
December 31, 1994, 1993 and 1992 is as follows:

                                             Gross       Gross      Proceeds
                             Amortized    Realized    Realized          from
                                  Cost       Gains      Losses          Sale
                            _________________________________________________
                                          (Dollars in thousands)
Year ended December 31, 1994
Scheduled principal repayments,
 calls and tenders (available
 for sale only):
   Held for investment        $275,480     $11,389        ($25)     $286,844
   Available for sale          167,285       4,877         (11)      172,151
Sales:
   Available for sale           29,526       3,184         (14)       32,696
                            ___________   _________   _________   ___________
Total                         $472,291     $19,450        ($50)     $491,691
                            ===========   =========   =========   ===========


Year ended December 31, 1993
Scheduled principal repayments,
 calls and tenders            $999,855     $50,924                $1,050,779
Sales                            5,481         284                     5,765
                            ___________   _________   _________   ___________
Total                       $1,005,336     $51,208      $   --    $1,056,544
                            ===========   =========   =========   ===========


Year ended December 31, 1992
Scheduled principal repayments,
 calls and tenders            $537,118     $22,332                  $559,450
Sales                          204,942       5,567    ($17,335)      193,174
                            ___________   _________   _________   ___________
Total                         $742,060     $27,899    ($17,335)     $752,624
                            ===========   =========   =========   ===========

Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The cumulative effect of this change in accounting method was to increase stockholder's equity by $22,516,000 at January 1, 1994. The change in unrealized gain or loss included in stockholder's equity, net of adjustments from January 1, 1994 (date of adoption of SFAS No. 115) to December 31, 1994 amounted to $49,009,000 of net depreciation.

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)

At December 31, 1994, unrealized appreciation of equity securities of $2,173,000 is comprised of gross unrealized appreciation of $2,546,000 and gross unrealized depreciation of $373,000.

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 1994 totaled $239,000 related to one real estate property.

The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of its investments has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. Effective January 1, 1994, the Company recognized a pre-tax loss of $619,000 to write the value of one fixed maturity security down to its estimated fair value of $80,000 pursuant to the requirements of SFAS No. 115. During the year ended December 31, 1993, this security was written down to its estimated net realizable value of $699,000 by a charge to realized losses of $6,443,000. This security was sold in the fourth quarter of 1994 at a nominal gain. During the year ended
December 31, 1992, a pre-tax loss of $3,563,000 was recognized to write the carrying value of one fixed maturity investment down to is estimated net realizable value.

During the year ended December 31, 1994, the Company established valuation allowances of $57,000 on one mortgage loan and $959,000 on one real estate property to reduce the carrying value of these investments to their estimated fair value, less costs to sell. During the year ended
December 31, 1993, the Company recognized a pre-tax loss of $363,000 to reduce the carrying value of one mortgage loan
(sold in 1994) and established a valuation allowance of $86,000 on one real estate property to reduce the carrying value of these investments to their estimated fair value, less costs to sell. During the year ended December 31, 1992, the Company recognized pre-tax losses of $418,000 on two real estate properties and $1,347,000 on two equity method investments, prior to the investments' actual disposal.

At December 31, 1994, affidavits of deposits covering bonds with a par value of $1,519,564,000 (1993 - $1,388,913,000), mortgage loans with an unpaid principal balance of $225,404,000 (1994 - $188,464,000) and policy loans with an unpaid balance of $168,653,000 (1993 - $173,097,000) were on deposit with state agencies to meet regulatory requirements. In addition, at December 31, 1994, pursuant to a reinsurance agreement, the Company had investments with a carrying value of $84,156,000 (market value of $72,637,000) deposited in a trust for the benefit of the ceding company.

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)

The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amounts which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. Fixed maturity investments included investments in various non-governmental mortgage-backed securities (35% in 1994, 28% in 1993), public utilities (22% in 1994, 24% in
1993), basic industrials (18% in 1994, 20% in 1993), and
consumer products (13% in 1994, 14% in 1993). Mortgage loans on real estate have been analyzed by geographical locations. Concentrations of mortgage loans are in Pennsylvania (10% in 1994, 7% in 1993), Illinois (9% in 1994, 10% in 1993), and California (8% in 1994, 10% in
1993). There are no significant concentrations of mortgage loans in any other state or region. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in retail facilities (33% in 1994 and 1993), industrial buildings (25% in 1994, 28% in 1993), multi-family residential buildings (25% in 1994, 19% in 1993), and office buildings (15% in 1994 and
1993). Equity securities, real estate and investments accounted for by the equity method are not significant to the Company's overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1994.


4.  Fair Values of Financial Instruments

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a Company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments" requires additional disclosures about derivative financial instruments. Most of the Company's investments, insurance liabilities and debt, as well as off-balance sheet items such as loan guarantees, fall within the standards' definition of a financial instrument. Although the Company's life insurance liabilities are specifically exempted from this disclosure requirement, estimated fair value disclosure of these liabilities is also provided in order to make the disclosures more meaningful. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


4.  Fair Values of Financial Instruments (continued)

insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the level of its insurance liabilities, the level of interest rates credited to its interest-sensitive products and the assumed interest margin provided for within the pricing structure of its other products. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. In addition, the Company is not currently a party to any financial instruments such as futures, forward, swap or option contracts, or other financial instruments with similar characteristics. As such, the Company believes that it has reduced the volatility inherent in its "fair value" adjusted stockholder's equity, although such volatility will not be reduced completely. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values that are consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.






















       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


4.  Fair Values of Financial Instruments (continued)

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                 December 31, 1994           December 31, 1993
                            _____________________________________________________

                                           Estimated                   Estimated
                              Carrying        Market      Carrying        Market
                                 Value         Value         Value         Value
                            ___________   ___________   ___________   ___________
                                              (Dollars in thousands)
Assets
Balance sheet financial assets:
    Held for investment     $5,393,798    $5,059,090    $5,078,226    $5,407,358
    Available for sale         778,486       778,486            --            --
  Equity securities of
    unaffiliated company        22,978        22,978            83            83
  Equity security of
   affiliated company            3,164         3,164         3,794         3,794
  Mortgage loans on real
    estate                     610,185       586,333       343,732       373,560
  Short-term investments        45,796        45,796        58,090        58,090
  Cash and cash equivalents     11,830        11,830         4,476         4,476
  Notes and other
    receivables                119,261       119,261       109,906       109,906
  Separate account assets       84,963        84,963        94,028        94,028
                            ___________   ___________   ___________   ___________
                             7,070,461     6,711,901     5,692,335     6,051,295


Off-balance-sheet financial asset:
  Unrecognized pension
    asset                           --            --            --         7,960
Deferred policy acquisition
  costs and intangible
  assets                       610,118            --       453,746            --
Non-financial assets            93,524        93,524        88,478        88,478
                            ___________   ___________   ___________   ___________
Total assets                $7,774,103    $6,805,425    $6,234,559    $6,147,733
                            ===========   ===========   ===========   ===========










       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


4.  Fair Values of Financial Instruments (continued)

                                 December 31, 1994           December 31, 1993
                            _____________________________________________________

                                           Estimated                   Estimated
                              Carrying        Market      Carrying        Market
                                 Value         Value         Value         Value
                            ___________   ___________   ___________   ___________
                                          (Dollars in thousands)
Liabilities and stockholder's equity
Liabilities:
  Future policy benefits (net of related policy loans):
    Universal life and
      current interest
      products                $390,061      $258,852      $345,592      $207,364
    Annuity products         5,718,888     4,312,559     4,337,968     3,676,263
    Participating life insur-
      ance and dividend
      accumulations            580,043       377,577       572,597       452,010
    Traditional life insurance
      - nonpar                 166,227       114,193       162,253       135,900
                            ___________   ___________   ___________   ___________
                             6,855,219     5,063,181     5,418,410     4,471,537

  Separate account
    liabilities                 84,963        84,963        94,028        94,028
                            ___________   ___________   ___________   ___________
                             6,940,182     5,148,144     5,512,438     4,565,565


Off-balance-sheet financial liability:
  Unrecognized pension
    obligation                      --         3,298            --            --
Deferred income taxes on fair
  value adjustments                 --       287,894            --       301,914
Non-financial liabilities      161,076       161,076       121,870       121,870
                            ___________   ___________   ___________   ___________
Total liabilities            7,101,258     5,600,412     5,634,308     4,989,349

Stockholder's equity           672,845     1,205,013       600,251     1,158,384
                            ___________   ___________   ___________   ___________
Total liabilities and
  stockholder's equity      $7,774,103    $6,805,425    $6,234,559    $6,147,733
                            ===========   ===========   ===========   ===========







       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


4.  Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating fair values:

 Fixed maturities: Estimated market values of publicly traded securities are reported by an independent pricing service. Market values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system, which uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities. Market values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds. Estimated market values of redeemable preferred stocks are as reported by the NAIC.

 Equity securities: Estimated fair values are based upon the latest quoted market prices, where available. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality.

 Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently being offered for similar loans.

 Short-term investments, cash and cash equivalents and notes and other receivables: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments, due to their short-term nature.

 Separate account assets and liabilities: Separate account assets and liabilities are reported at estimated fair value in the Company's historical cost basis balance sheet.

 Future policy benefits: Estimated fair values of the Company's liabilities for future policy benefits for universal life and current interest products, annuity products, participating life insurance and dividend accumulations and non-par traditional life insurance products are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities. Estimated fair values are presented net of the estimated fair value of corresponding policy loans due to the interdependent nature of the cash flows associated with these items.

 Deferred policy acquisition costs and intangible assets:
 For historical cost purposes, the recovery of policy

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


4.  Fair Values of Financial Instruments (continued)

 acquisition costs is based on the realization, among other things, of future interest spreads and gross premiums on in-force business. Because these cash flows are considered in the computation of the future policy benefit cash flows, the deferred policy acquisition cost balance does not appear on the estimated fair value balance sheet. Intangible assets do not appear in the estimated fair value balance sheet because there are no cash flows related to these assets.

 Off-balance-sheet instruments: Estimated fair values of the Company's unrecognized pension assets or obligations are based upon amounts not recognized in the financial statement pension accruals.

 Derivative financial instruments: SFAS No. 119 requires disclosures about derivative financial instruments such as futures, forward, swap or option contracts, or other financial instruments with similar characteristics. The
 Company was not a party to such derivative financial instruments at any time during 1994.

 Deferred income taxes on fair value adjustments:
 Deferred income taxes have been reported at the statutory rate for the differences (except for those attributed to permanent differences) between the carrying value and estimated fair value of assets and liabilities set forth herein.

 Non-financial assets and liabilities: Values are presented at historical cost.

SFAS No. 107 and SFAS No. 119 require disclosure of estimated fair value information about financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. The above presentation should not be viewed as an appraisal as there are several factors, such as the fair value associated with customer or agent relationships and other intangible items, which have not been considered. In addition, interest rates and other assumptions might be modified if an actual appraisal were to be performed. Accordingly, the aggregate estimated fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.




       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


5.  Income Taxes

The Company and all of its subsidiaries file a consolidated federal income tax return with its parent company. The parent company and its subsidiaries each report current income tax expense as allocated under a consolidated tax allocation agreement. Taxes payable (receivable) to/from the parent under this agreement were $(9,487,000) and $7,832,000 at December 31, 1994 and 1993, respectively. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes. Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.

Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                  Year ended December 31
                                             1994          1993          1992
                                       _______________________________________
                                                  (Dollars in thousands)
Taxes provided in consolidated statements of income on:
  Income before equity income (loss)
    and cumulative effect of change
    in accounting principles:
    Current                               $43,357       $53,650       $24,164
    Deferred                                9,905        (3,181)        5,396
                                       ___________   ___________   ___________
                                           53,262        50,469        29,560
  Equity income (loss):
    Current                                   (65)           25           (45)
    Deferred                                   52            43            14
                                       ___________   ___________   ___________
                                              (13)           68           (31)
  Cumulative effect of change in
    accounting principles - deferred           --            --        (2,274)
                                       ___________   ___________   ___________
                                          $53,249       $50,537       $27,255
                                       ===========   ===========   ===========







      Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


5.  Income Taxes (continued)

Income tax expense (credits) attributed to realized gains and losses on investments amounted to $6,744,000, $15,749,000 and $167,000 for the years ended December 31, 1994, 1993 and 1992, respectively. The effective tax rate on income before income taxes, equity income (loss), and cumulative effect of change in accounting principles is different from the prevailing federal income tax rate as follows:

                                                  Year ended December 31
                                             1994          1993          1992
                                       _______________________________________
                                                  (Dollars in thousands)
Income before income taxes, equity
  income (loss), and cumulative
  effect of change in accounting
  principles                             $153,224      $143,640       $93,751
Income tax at federal statutory rate       53,628        50,274        31,875
Tax effect (decrease) of:
  Taxes provided for IRS examinations          --           200           200
  Change in valuation allowance on
    deferred income tax assets,
    excluding impact on unrealized
    depreciation on equity securities          --            --        (2,544)
  Other items                                (366)           (5)           29
                                       ___________   ___________   ___________
Income tax expense                        $53,262       $50,469       $29,560
                                       ===========   ===========   ===========






















       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


5.  Income Taxes (continued)

The Internal Revenue Service ("IRS") is currently examining the parent company's consolidated income tax returns for 1990 and 1991. The 1992 and 1993 consolidated income tax returns remain open to examination. Management believes amounts provided for IRS examination are adequate to settle any adjustments raised by the IRS. The tax effect of temporary differences giving rise to the Company's deferred income tax assets at December 31, 1994 and 1993, is as follows:

                                                             December 31
                                                         1994          1993
                                                   _________________________
                                                     (Dollars in thousands)
Deferred tax assets:
  Writedowns of investments not
    currently deductible for tax                                     $2,255
  Net unrealized depreciation of available for sale
    fixed maturity securities                         $14,339            --
  Future policy benefits                              187,609       149,193
  Accrued dividends                                     4,397         4,515
  Guaranty fund assessment accruals                     5,557         5,258
  Other                                                 8,534         9,820
                                                   ___________   ___________
                                                      220,436       171,041
Deferred tax liabilities:
  Deferred policy acquisition costs                  (192,061)     (143,809)
  Prepaid pension costs                               (10,434)       (9,306)
  Other                                                (6,904)       (6,520)
                                                   ___________   ___________
                                                     (209,399)     (159,635)
Valuation allowance, for amounts attributable
  to net unrealized depreciation for assets
  available for sale                                   (9,403)           --
                                                   ___________   ___________
Deferred income tax asset                              $1,634       $11,406
                                                   ===========   ===========

A valuation allowance of $9,403,000 has been established to offset the deferred tax asset related to the unrealized depreciation of assets held in the available for sale account at December 31, 1994.

Prior to 1984, a portion of the Company's current income was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account". The aggregate accumulation in this account at December 31, 1994 was $14,388,000. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


5.  Income Taxes (continued)

Company to the parent company in excess of $292,045,000, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes of $5,036,000 have not been provided on amounts included in this memorandum account since the Company contemplates no action and can foresee no events that would create such a tax.

Deferred income taxes (credits) were also reported on equity income and on the loss from discontinued operations during these periods. These taxes arise from the recognition of income and losses differently for purposes of filing federal income tax returns than for financial reporting purposes.


6.  Employee Stock Compensation and Retirement Plans

Certain key employees of the Company participate in stock incentive plans sponsored by Equitable of Iowa Companies, which provide for the award of stock options or shares of stock of Equitable of Iowa Companies through three means: qualified incentive stock options (as defined in the Internal Revenue Code), non-qualified stock options and restricted shares. The non-qualified stock options are compensatory, and require the accrual of compensation expense over the period of service from the date the options are granted until they become fully exercisable if market values exceed the option price on the measurement date. During the years ended December 31, 1994, 1993 and 1992, compensation expense of $15,000, $78,000 and $61,000, respectively, was recognized related to these options.

The Company also awards restricted common stock of Equitable of Iowa Companies to certain key employees. These shares are subject to forfeiture to Equitable of Iowa Companies should the individuals terminate their relationship with the Company for reasons other than death, permanent disability or change in company control prior to full vesting. Shares granted to key employees generally vest on the fifth anniversary of grant. The Company amortizes as compensation expense the market value on date of grant of restricted stock using the straight-line method over the vesting periods. Compensation expense recognized during the years ended December 31, 1994, 1993 and 1992 aggregated $696,000, $450,000 and $154,000, respectively.

The Company also participates in a discretionary stock award plan under which employees are awarded shares of Equitable of Iowa Companies' stock for superior performance. During the years ended December 31, 1994, 1993 and 1992, awards of 495, 580 and 760 shares of stock resulted in charges to income of $16,000, $15,000 and $8,000, respectively.

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


6.  Employee Stock Compensation and Retirement Plans (continued)

The Company sponsors a long-term incentive compensation plan which allows certain agents to earn units equal to shares of Equitable of Iowa Companies' common stock based on personal production and the maintenance of specific levels of assets under management. At December 31, 1994 and 1993, the Company held 112,000 shares of common stock of Equitable of Iowa Companies, with a market value of $3,164,000 and $3,794,000, respectively (cost
- $618,000), to provide for projected distributions based on current performance levels, under this plan. This program resulted in charges to (income)/expense of $(129,000), $926,000 and $855,000 in the years ended December 31, 1994, 1993 and 1992, respectively.

Substantially all full-time employees of the Company are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment. Further, the parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations.

The following table sets forth the plan's funded status and amounts recognized in the Company's consolidated balance sheet:

                                                               December 31
                                                            1994         1993
                                                      ________________________
                                                       (Dollars in thousands)
Accumulated benefit obligation, including vested
  benefits of $45,788 in 1994 and $47,193 in 1993        $46,534      $48,057
                                                      ===========  ===========
Plan assets at fair value, primarily bonds, common
  stocks (including 400,000 shares of the Equitable
  of Iowa Companies' common stock), mortgage loans
  and short-term investments                             $78,120      $88,956
Projected benefit obligation for service rendered
  to date                                                 51,778       54,446
                                                      ___________  ___________

Plan assets in excess of projected benefit obligation     26,342       34,510

Unrecognized net (gain)/loss from past experience
  different from that assumed and effects of
  changes in assumptions                                   7,002       (5,804)
Prior service cost not yet recognized                        760          671
Unrecognized net asset at the transition
  date, net of amortization                               (3,456)      (2,792)
                                                      ___________  ___________
Prepaid pension cost                                     $30,648      $26,585
                                                      ===========  ===========

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


6.  Employee Stock Compensation and Retirement Plans (continued)

Net periodic pension benefit included the following components:

                                                     Year ended December 31
                                                1994         1993         1992
                                          _____________________________________
                                                     (Dollars in thousands)
Actual return on plan assets                 ($7,681)     $13,647      $11,224
Service cost-benefits earned during
  the period                                  (1,221)        (935)        (733)
Interest cost on projected benefit
  obligation                                  (3,867)      (3,623)      (2,849)
Net amortization and deferral                 16,761       (4,932)      (4,173)
                                          ___________  ___________  ___________
Net periodic pension benefit                  $3,992       $4,157       $3,469
                                          ===========  ===========  ===========

The weighted-average discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 8.0% and 5.0%, respectively, at December 31, 1994, and 7.0% and 5.0%, respectively, at December 31, 1993. The average expected long-term rate of return on plan assets was 8.0% in 1994 and 8.5% in 1993 and 1992.

In addition to the Company's defined benefit pension plan, the Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked five years and attained age 55 as of January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance. The accounting for these plans anticipates that the Company's contributions will increase annually by the lesser of the health care inflation rate or 3%, with increases in excess of these amounts borne by the employee or agent. All costs for group term life insurance benefits are funded on a pay-as-you-go (cash) basis by the Company.

In 1992, the Company adopted SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions". The Company elected to recognize the accumulated postretirement benefit obligation as of January 1, 1992, as a one-time charge to earnings which has been treated as a cumulative effect of change in accounting principle. The cumulative effect adjustment aggregated $4,415,000, after a deferred tax benefit of $2,274,000 and is reflected in the 1992 consolidated statement of income.



       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


6.  Employee Stock Compensation and Retirement Plans (continued)

The Company has chosen not to fund any amounts in excess of current benefits. The following table sets forth the amounts recognized in the Company's consolidated balance sheet:

                                                     December 31
                                                  1994        1993
                                                ___________________
                                              (Dollars in thousands)
Accumulated postretirement benefit obligation:
  Retirees                                        $5,228    $5,248
  Fully eligible active plan participants          1,186     1,249
  Other active plan participants                   1,314     1,945
                                                _________ _________
Accumulated postretirement benefit obligation
  in excess of plan assets                         7,728     8,442
Prior service cost not yet recognized in net
  postretirement benefit cost                        483        --
Unrecognized net gain                               (100)     (612)
                                                _________ _________
Accrued postretirement benefit cost               $8,111    $7,830
                                                ========= =========

Net periodic postretirement benefit costs include the following components:

                                                      Year ended December 31
                                                _____________________________
                                                    1994      1993      1992
                                                _____________________________
                                                      (Dollars in thousands)
Service cost                                        $292      $271      $211
Interest cost                                        564       544       499
Net amortization of prior service cost and
  amortization of unrecognized loss                  (32)       --        --
                                                _________ _________ _________
Net periodic postretirement benefit cost            $824      $815      $710
                                                ========= ========= =========

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 13.5% at December 31, 1994 and 14.5% at December 31, 1993 for employees under 65 and 9.0% at December 31, 1994 and 9.5% at December 31, 1993 for employees over 65, with the rates for both groups to be graded down to 5.5% for 2005 and thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care trend rates by

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


6.  Employee Stock Compensation and Retirement Plans (continued)

one percent would increase the accumulated postretirement benefit obligation as of December 31, 1994 by $664,000 and net periodic postretirement benefit costs for the year ended December 31, 1994 by $109,000. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 8.0% at December 31, 1994 and 7.0% at December 31, 1993.

The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company recognized expense (benefit) of $(38,000), $(44,000) and $21,000 during the years ended December 31, 1994, 1993 and 1992, respectively, in connection with this plan.

The Company sponsors pension plans for its employees which are qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plans. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee.
Company contributions charged to expense with respect to these plans during the years ended December 31, 1994, 1993 and 1992 were $289,000, $259,000 and $175,000, respectively.

The Company has non-contributory self-insured defined contribution pension plans for its agents. Contributions charged to expense under these plans during the years ended
December 31, 1994, 1993 and 1992 amounted to $389,000,
$566,000 and $596,000, respectively.

Certain of the assets related to these plans are on deposit with the Company and amounts relating to these plans are included in these consolidated financial statements.

7.  Contingencies and Commitments

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Reinsurance coverages for life insurance vary according to the age and risk classification of the insured with retention limits ranging up to $500,000 of coverage per individual life. The Company does not use financial or surplus relief reinsurance. At December 31, 1994, life insurance in force ceded on a consolidated basis amounted to $1,421,608,000, or approximately 14.0% of total life insurance in force.

Reinsurance contracts do not relieve the Company of its obligations to its policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable

       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


7.  Contingencies and Commitments (continued)

for these obligations, and payment of these obligations could result in losses to the Company. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from factors such as similar geographic regions, and limits its exposure to any one reinsurer. At December 31, 1994, the Company had reinsurance treaties with 18 reinsurers, all of which are deemed to be long-duration, retroactive contracts, and has established a receivable totaling $11,986,000 for reserve credits, reinsurance claims and other receivables from these reinsurers. No allowance for uncollectible amounts has been established since none of the receivables are deemed to be uncollectible, and because such receivables, either individually or in the aggregate, are not material to the Company's operations. The Company's liability for future policy benefits and notes and other receivables have been increased by $9,871,000 at December 31, 1994 for reserve credits on reinsured policies. This "gross-up" of assets and liabilities for reserve credits on reinsurance had no impact on the Company's net income. Insurance premiums and product charges have been reduced by $5,916,000, $5,653,000 and $5,845,000 and insurance benefits have been reduced by $5,310,000, $3,498,000 and $3,554,000
in 1994, 1993 and 1992, respectively, as a result of the cession agreements. The amount of reinsurance assumed is not significant.

Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Based upon information currently available, the Company believes that it is probable that these insolvencies will result in future assessments which will be material to the Company's financial statements. The Company regularly reviews its reserve for these insolvencies and updates its reserve based on new information or as new insolvencies occur. Accordingly, the Company accrued and charged to expense an additional $1,763,000 and $2,109,000 during 1994 and 1993, respectively. At December 31, 1994, the Company has reserved $15,597,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $11,096,000 for items expected to be recoverable through future premium tax offsets. The Company cannot predict whether and to what extent legislative initiatives may affect the right to offset.




       Equitable Life Insurance Company of Iowa

 Notes to Consolidated Financial Statements (continued)


7.  Contingencies and Commitments (continued)

The Company leases its home office space and certain other equipment under operating leases which expire through 1999. During the years ended December 31, 1994, 1993 and 1992, rent expense totaled $1,995,000, $1,769,000 and $1,922,000, respectively. At December 31, 1994, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 1995 - $2,091,000; 1996 - $1,826,000; 1997 - $1,485,000; 1998 - $1,408,000; and 1999 -
$231,000.

At December 31, 1994, outstanding commitments to fund mortgage loans on real estate totaled $49,304,000. In addition, outstanding commitments to purchase mortgage-backed securities totaled $16,572,000 at December 31, 1994.


8.  Related Party Transactions

The Company purchases investment management services from an affiliate. Payments for these services aggregated
$6,734,000, $5,317,000 and $5,052,000 during the years ended
December 31, 1994, 1993 and 1992, respectively.

Additionally, the Company maintains a line of credit agreement with Equitable of Iowa Companies to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the current agreement, which expires on December 31, 1995, the Company can borrow up to $140 million. Interest on any outstanding borrowings is charged at a rate of Equitable of Iowa Companies' monthly average aggregate cost of short-term funds plus 1.00%. At
December 31, 1994, no amounts were outstanding under the line of credit.




















                   Equitable Life Insurance Company of Iowa
                                  SCHEDULE I
                            SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                             (Dollars in thousands)

                                                                     Balance
                                                                       Sheet
December 31, 1994                         Cost 1         Value        Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities, held for investment:
  Bonds:
    United States Government and governmental
      agencies and authorities            $292,894      $281,878      $292,894
    States, municipalities and
      political subdivisions                15,557        14,429        15,557
    Foreign governments                     10,573        11,292        10,573
    Public utilities                     1,231,799     1,139,430     1,231,799
    Investment grade corporate           1,594,095     1,547,737     1,594,095
    Below investment grade corporate       223,908       205,311       223,908
    Mortgage-backed securities           2,024,281     1,858,579     2,024,281
  Redeemable preferred stocks                  691           434           691
                                        ___________   ___________   ___________
Total fixed maturities, held for
  investment                             5,393,798     5,059,090     5,393,798

Fixed maturities, available for sale:
  Bonds:
    United States Government and governmental
      agencies and authorities              48,441        46,533        46,533
    Public utilities                        70,184        63,715        63,715
    Investment grade corporate             365,162       354,876       354,876
    Below investment grade corporate       199,597       176,769       176,769
    Mortgage-backed securities             135,699       136,593       136,593
                                        ___________   ___________   ___________
Total fixed maturities, available
  for sale                                 819,083       778,486       778,486

Equity securities:
  Common stocks:
    Affiliates                                 618         3,164         3,164
    Industrial, miscellaneous and
      all other                             23,351        22,978        22,978
                                        ___________   ___________   ___________
Total equity securities                     23,969        26,142        26,142
Mortgage loans on real estate              610,185                     610,185
Real estate:
  Investment properties                      3,904                       3,904
  Acquired in satisfaction of debt          11,764                      11,764
                                        ___________                 ___________
Total real estate                           15,668                      15,668
Policy loans                               176,448                     176,448
Short-term investments                      45,796                      45,796
                                        ___________                 ___________
Total investments                       $7,084,947                  $7,046,523
                                        ===========                 ===========

Note 1: Except as stated in Note 2 below, cost is defined as original cost for stocks and other invested assets, amortized cost for bonds and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums, accrual of discounts and cost less allowances for depreciation for real estate.

Note 2: Original cost and amortized cost of investments have been adjusted to reflect other than temporary declines in value by charges to income as follows. Mortgage loans on real estate: 1994 - $57,000. Real estate: $959,000; 1991 - $123,000 and 1990 $992,000.
















































                   Equitable Life Insurance Company of Iowa

                                 SCHEDULE III
                     SUPPLEMENTARY INSURANCE INFORMATION
                             (Dollars in thousands)

          Column              Column      Column     Column   Column    Column
             A                  B           C          D         E        F
_______________________________________________________________________________
                                            Future
                                            Policy              Other
                                  De-    Benefits,             Policy
                               ferred      Losses,             Claims   Insur-
                               Policy       Claims      Un-       and     ance
                               Acqui-          and   earned     Bene-  Premiums
                               sition         Loss  Revenue      fits      and
Segment                         Costs     Expenses  Reserve   Payable  Charges
_______________________________________________________________________________
Year ended December 31, 1994:
  Life insurance             $607,626   $7,014,207  $14,317    $7,785  $90,032

Year ended December 31, 1993:
  Life insurance              451,180    5,578,085   14,451     5,765   81,151

Year ended December 31, 1992:
  Life insurance              356,105    4,403,513   12,899     3,310   73,434

          Column              Column      Column     Column   Column    Column
             A                  G           H          I         J        K
_______________________________________________________________________________

                                                    Amorti-
                                          Benefits   zation
                                           Claims,       of
                                            Losses  Deferred
                                  Net          and   Policy     Other
                              Invest-      Settle-   Acqui-    Opera-
                                 ment         ment  sitions      ting  Premiums
Segment                        Income     Expenses    Costs  Expenses  Written
_______________________________________________________________________________
Year ended December 31, 1994:
  Life insurance             $521,646     $414,450  $50,921   $17,128       --

Year ended December 31, 1993:
  Life insurance              432,044      358,172   42,078    20,185       --

Year ended December 31, 1992:
  Life insurance              360,530      316,026   20,176    18,179       --





                   Equitable Life Insurance Company of Iowa

                                 SCHEDULE IV
                                 REINSURANCE
                 (Dollars in thousands, except per share data)

Column A                 Column B     Column C  Column D    Column E   Column F
________________________________________________________________________________
                                                                      Percentage
                                      Ceded to   Assumed              of Amount
                            Gross        Other  from Other       Net    Assumed
                           Amount    Companies  Companies     Amount     to Net
________________________________________________________________________________
Year ended December 31, 1994:
  Life insurance in
    force             $10,146,940   $1,421,608    $   --  $8,725,332         --
                      ============ ============ ========= =========== ==========
  Insurance premiums
    and charges           $95,821       $5,916      $127     $90,032         --
                      ============ ============ ========= =========== ==========
Year ended December 31, 1993:
  Life insurance in
    force              $9,617,881   $1,326,020    $   --  $8,291,861         --
                      ============ ============ ========= =========== ==========
  Insurance premiums
    and charges           $86,615       $5,653      $189     $81,151         --
                      ============ ============ ========= =========== ==========
Year ended December 31, 1992:
  Life insurance in
    force              $8,927,326   $1,242,003    $   --  $7,685,323         --
                      ============ ============ ========= =========== ==========
  Insurance premiums
    and charges           $78,639       $5,845      $640     $73,434          1%
                      ============ ============ ========= =========== ==========






















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                     Money
                                                                     Market
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)         $5,708,694
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                              5,708,694

  Accrued investment income                                            23,527
                                                                  ____________
     TOTAL NET ASSETS                                              $5,732,221
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               548,767
  Unit Value                                                            10.45
                                                                  ____________
  Net Assets                                                       $5,732,221
                                                                  ============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                   Mortgage-
                                                                     Backed
                                                                   Securites
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)          $4,104,533
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                              4,104,533

  Accrued investment income                                           234,987
                                                                  ____________
     TOTAL NET ASSETS                                              $4,339,520
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               380,031
  Unit Value                                                            11.42
                                                                  ____________
  Net Assets                                                       $4,339,520
                                                                  ============

See accompanying notes.









            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                  International
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)            $3,439,156
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ______________
     TOTAL INVESTMENTS                                                3,439,156

  Accrued investment income                                             160,411
                                                                  ______________
     TOTAL NET ASSETS                                                $3,599,567
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 311,689
  Unit Value                                                              11.55
                                                                  ______________
  Net Assets                                                         $3,599,567
                                                                  ==============

See accompanying notes.









            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                      OTC
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)          $9,042,595
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                              9,042,595

  Accrued investment income                                           994,102
                                                                  ____________
     TOTAL NET ASSETS                                             $10,036,697
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               759,597
  Unit Value                                                            13.21
                                                                  ____________
  Net Assets                                                      $10,036,697
                                                                  ============

See accompanying notes.











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                    Research
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)      $16,172,693
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                             16,172,693

  Accrued investment income                                           274,255
                                                                  ____________
     TOTAL NET ASSETS                                             $16,446,948
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,255,752
  Unit Value                                                            13.10
                                                                  ____________
  Net Assets                                                      $16,446,948
                                                                  ============

See accompanying notes.











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                     Total
                                                                     Return
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)      $15,492,400
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                             15,492,400

  Accrued investment income                                           329,442
                                                                  ____________
     TOTAL NET ASSETS                                             $15,821,842
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,312,565
  Unit Value                                                            12.05
                                                                  ____________
  Net Assets                                                      $15,821,842
                                                                  ============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                   Advantage
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)          $3,499,215
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                              3,499,215

  Accrued investment income                                           245,022
                                                                  ____________
     TOTAL NET ASSETS                                              $3,744,237
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               344,775
  Unit Value                                                            10.86
                                                                  ____________
  Net Assets                                                       $3,744,237
                                                                  ============

See accompanying notes.











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                   Government
                                                                   Securities
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)               $583,367
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                                583,367

  Accrued investment income                                            77,967
                                                                  ____________
     TOTAL NET ASSETS                                                $661,334
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                                56,258
  Unit Value                                                            11.76
                                                                  ____________
  Net Assets                                                         $661,334
                                                                  ============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                  International
                                                                      Stock
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)            $5,490,993
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ______________
     TOTAL INVESTMENTS                                                5,490,993

  Accrued investment income                                             227,777
                                                                  ______________
     TOTAL NET ASSETS                                                $5,718,770
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 541,570
  Unit Value                                                              10.56
                                                                  ______________
  Net Assets                                                         $5,718,770
                                                                  ==============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                      EQUI-SELECT PRODUCT
                 December 31, 1995 (Unaudited)

                                                                   Short-Term
                                                                      Bond
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)               $322,215
                                                                  ____________
     TOTAL INVESTMENTS                                                322,215

  Accrued investment income                                            29,396
                                                                  ____________
     TOTAL NET ASSETS                                                $351,611
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                                32,032
  Unit Value                                                            10.98
                                                                  ____________
  Net Assets                                                         $351,611
                                                                  ============

See accompanying notes.










      EQUITABLE LIFE INSURANCE COMPANY OF IOWA
               SEPARATE ACCOUNT A
            STATEMENTS OF OPERATIONS
               EQUI-SELECT PRODUCT
  For the year ended December 31, 1995 (Unaudited)

                                                  Mortgage-
                                    Money           Backed
                                    Market        Securities
                                   Account         Account
                                ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                          $173,300        $192,773
  Capital gains distributions              --          42,213

 Expenses (Note 2):
  Annual contract charges                 (74)            (97)
  Administrative charges               (5,092)         (1,928)
  Mortality and expense
   risk charges                       (42,199)        (15,980)
                                ______________  ______________
 Net investment income                125,935         216,981

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                              --             994
 Net unrealized appreciation
  (depreciation) of
  investments                              --         (77,915)
                                ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $125,935        $140,060
                                ==============  ==============



See accompanying notes.


















          EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                    SEPARATE ACCOUNT A
                 STATEMENTS OF OPERATIONS
                    EQUI-SELECT PRODUCT
       For the year ended December 31, 1995 (Unaudited)

                                International
                                    Fixed
                                    Income           OTC           Research
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                          $139,030              --         $39,906
  Capital gains distribution           33,016        $994,102         234,349

 Expenses (Note 2):
  Annual contract charges                (107)           (579)           (558)
  Administrative charges               (2,366)         (6,510)         (8,999)
  Mortality and expense
   risk charges                       (19,614)        (53,955)        (74,579)
                                ______________  ______________  ______________
 Net investment income (loss)         149,959         933,058         190,119

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                           4,271          36,066          19,662
 Net unrealized appreciation
  (depreciation) of
  investments                          34,190          20,313       1,548,017
                                ______________  ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $188,420        $989,437      $1,757,798
                                ==============  ==============  ==============



See accompanying notes.


















               EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                          SEPARATE ACCOUNT A
                       STATEMENTS OF OPERATIONS
                          EQUI-SELECT PRODUCT
          For the year ended December 31, 1995 (Unaudited)

                                    Total                         Government
                                    Return        Advantage       Securities
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                          $265,808        $243,949         $50,921
  Capital gains distribution           63,634           1,219          27,115

 Expenses (Note 2):
  Annual contract charges                (737)           (174)            (18)
  Administrative charges               (8,853)         (2,721)         (1,074)
  Mortality and expense
   risk charges                       (73,376)        (22,550)         (8,900)
                                ______________  ______________  ______________
 Net investment income (loss)         246,476         219,723          68,044

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                           6,083          15,065          57,031
 Net unrealized appreciation
  (depreciation) of
  investments                       1,034,214         (96,273)        (20,436)
                                ______________  ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS          $1,286,773        $138,515        $104,639
                                ==============  ==============  ==============

See accompanying notes.





















        EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                 SEPARATE ACCOUNT A
              STATEMENTS OF OPERATIONS
                 EQUI-SELECT PRODUCT
    For the year ended December 31, 1995 (Unaudited)

                                International     Short-Term
                                    Stock            Bond
                                   Account         Account
                                ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                           $93,741         $26,296
  Capital gains distributions         134,583           3,120

 Expenses (Note 2):
  Annual contract charges                (433)            (29)
  Administrative charges               (4,069)           (466)
  Mortality and expense
   risk charges                       (33,726)         (3,860)
                                ______________  ______________
 Net investment income (loss)         190,096          25,061

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                           9,684          11,985
 Net unrealized appreciation
  (depreciation) of
  investments                          79,172          (9,796)
                                ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $278,952         $27,250
                                ==============  ==============



See accompanying notes.



















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $1,504
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations         1,504

 Changes from principal transactions:
  Purchase payments                                                     947,439
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                           (603,444)
                                                                  ______________
  Increase in net assets derived from principal transactions            343,995
                                                                  ______________
  Total increase                                                        345,499
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         345,499

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 125,935
  Net realized gain on investments                                           --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                  125,935

 Changes from principal transactions:
  Purchase payments                                                  30,141,356
  Contract distributions and terminations                               (18,210)
  Transfer payments from (to) other Accounts                        (22,930,581)
  Transfer payments from (to) Fixed Account and other Funds          (1,931,778)
                                                                  ______________
  Increase in net assets derived from principal transactions          5,260,787
                                                                  ______________
  Total increase                                                      5,386,722
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $5,732,221
                                                                  ==============

* Commencement of operations

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $414
  Net realized gain (loss) on investments                                     3
  Net unrealized appreciation (depreciation) of investments                (329)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations            88

 Changes from principal transactions:
  Purchase payments                                                       8,983
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                             19,751
                                                                  ______________
  Increase in net assets derived from principal transactions             28,734
                                                                  ______________
  Total increase                                                         28,822
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                          28,822

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 216,981
  Net realized gain on investments                                          994
  Net unrealized appreciation (depreciation) of investments             (77,915)
                                                                  ______________
  Net increase in net assets resulting from operations                  140,060

 Changes from principal transactions:
  Purchase payments                                                   1,764,376
  Contract distributions and terminations                                (7,691)
  Transfer payments from (to) other Accounts                          2,246,463
  Transfer payments from (to) Fixed Account and other Funds             167,490
                                                                  ______________
  Increase in net assets derived from principal transactions          4,170,638
                                                                  ______________
  Total increase                                                      4,310,698
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $4,339,520
                                                                  ==============

* Commencement of operations

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                  International
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $342
  Net realized gain (loss) on investments                                     3
  Net unrealized appreciation (depreciation) of investments                (292)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations            53

 Changes from principal transactions:
  Purchase payments                                                      21,572
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                             29,663
                                                                  ______________
  Increase in net assets derived from principal transactions             51,235
                                                                  ______________
  Total increase                                                         51,288
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                          51,288

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 149,959
  Net realized gain on investments                                        4,271
  Net unrealized appreciation (depreciation) of investments              34,190
                                                                  ______________
  Net increase in net assets resulting from operations                  188,420

 Changes from principal transactions:
  Purchase payments                                                   1,703,537
  Contract distributions and terminations                                (6,355)
  Transfer payments from (to) other Accounts                          1,593,333
  Transfer payments from (to) Fixed Account and other Funds              69,344
                                                                  ______________
  Increase in net assets derived from principal transactions          3,359,859
                                                                  ______________
  Total increase                                                      3,548,279
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $3,599,567
                                                                  ==============

* Commencement of operations

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                       OTC
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($908)
  Net realized gain (loss) on investments                                   (66)
  Net unrealized appreciation (depreciation) of investments               7,227
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations         6,253

 Changes from principal transactions:
  Purchase payments                                                     585,144
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                             68,709
                                                                  ______________
  Increase in net assets derived from principal transactions            653,853
                                                                  ______________
  Total increase                                                        660,106
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         660,106

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 933,058
  Net realized gain on investments                                       36,066
  Net unrealized appreciation (depreciation) of investments              20,313
                                                                  ______________
  Net increase in net assets resulting from operations                  989,437

 Changes from principal transactions:
  Purchase payments                                                   4,028,128
  Contract distributions and terminations                               (33,765)
  Transfer payments from (to) other Accounts                          4,236,805
  Transfer payments from (to) Fixed Account and other Funds             155,986
                                                                  ______________
  Increase in net assets derived from principal transactions          8,387,154
                                                                  ______________
  Total increase                                                      9,376,591
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                     $10,036,697
                                                                  ==============

* Commencement of operations

See accompanying notes.



            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                      SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                     Research
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $4,874
  Net realized gain (loss) on investments                                    (3)
  Net unrealized appreciation (depreciation) of investments             (20,124)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations       (15,253)

 Changes from principal transactions:
  Purchase payments                                                     635,302
  Contract distributions and terminations                                   (50)
  Transfer payments from (to) other Accounts                             52,604
                                                                  ______________
  Increase in net assets derived from principal transactions            687,856
                                                                  ______________
  Total increase                                                        672,603
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         672,603

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 190,119
  Net realized gain on investments                                       19,662
  Net unrealized appreciation (depreciation) of investments           1,548,017
                                                                  ______________
  Net increase in net assets resulting from operations                1,757,798

 Changes from principal transactions:
  Purchase payments                                                   8,333,228
  Contract distributions and terminations                               (32,130)
  Transfer payments from (to) other Accounts                          4,960,660
  Transfer payments from (to) Fixed Account and other Funds             754,789
                                                                  ______________
  Increase in net assets derived from principal transactions         14,016,547
                                                                  ______________
  Total increase                                                     15,774,345
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                     $16,446,948
                                                                  ==============

* Commencement of operations

See accompanying notes.



            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                      Total
                                                                      Return
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $2,657
  Net realized gain (loss) on investments                                   (37)
  Net unrealized appreciation (depreciation) of investments              (2,441)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations           179

 Changes from principal transactions:
  Purchase payments                                                     198,999
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                            125,747
                                                                  ______________
  Increase in net assets derived from principal transactions            324,746
                                                                  ______________
  Total increase                                                        324,925
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         324,925

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 246,476
  Net realized gain on investments                                        6,083
  Net unrealized appreciation (depreciation) of investments           1,034,214
                                                                  ______________
  Net increase in net assets resulting from operations                1,286,773

 Changes from principal transactions:
  Purchase payments                                                   7,285,539
  Contract distributions and terminations                               (72,501)
  Transfer payments from (to) other Accounts                          6,787,996
  Transfer payments from (to) Fixed Account and other Funds             209,110
                                                                  ______________
  Increase in net assets derived from principal transactions         14,210,144
                                                                  ______________
  Total increase                                                     15,496,917
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                     $15,821,842
                                                                  ==============

* Commencement of operations

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                    Advantage
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $4,252
  Net realized gain (loss) on investments                                   166
  Net unrealized appreciation (depreciation) of investments              (4,060)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations           358

 Changes from principal transactions:
  Purchase payments                                                     225,148
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                            233,518
                                                                  ______________
  Increase in net assets derived from principal transactions            458,666
                                                                  ______________
  Total increase                                                        459,024
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         459,024

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 219,723
  Net realized gain on investments                                       15,065
  Net unrealized appreciation (depreciation) of investments             (96,273)
                                                                  ______________
  Net increase in net assets resulting from operations                  138,515

 Changes from principal transactions:
  Purchase payments                                                   1,956,116
  Contract distributions and terminations                               (15,339)
  Transfer payments from (to) other Accounts                          1,159,684
  Transfer payments from (to) Fixed Account and other Funds              46,237
                                                                  ______________
  Increase in net assets derived from principal transactions          3,146,698
                                                                  ______________
  Total increase                                                      3,285,213
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $3,744,237
                                                                  ==============

* Commencement of operations

See accompanying notes.



            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                    Government
                                                                    Securities
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $166
  Net realized gain (loss) on investments                                     1
  Net unrealized appreciation (depreciation) of investments                 (84)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations            83

 Changes from principal transactions:
  Purchase payments                                                      14,453
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                               (100)
                                                                  ______________
  Increase in net assets derived from principal transactions             14,353
                                                                  ______________
  Total increase                                                         14,436
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                          14,436

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                  68,044
  Net realized gain on investments                                       57,031
  Net unrealized appreciation (depreciation) of investments             (20,436)
                                                                  ______________
  Net increase in net assets resulting from operations                  104,639

 Changes from principal transactions:
  Purchase payments                                                     932,770
  Contract distributions and terminations                               (17,843)
  Transfer payments from (to) other Accounts                           (357,771)
  Transfer payments from (to) Fixed Account and other Funds             (14,897)
                                                                  ______________
  Increase in net assets derived from principal transactions            542,259
                                                                  ______________
  Total increase                                                        646,898
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                        $661,334
                                                                  ==============

* Commencement of operations

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                  International
                                                                      Stock
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $1,275
  Net realized gain (loss) on investments                                   (74)
  Net unrealized appreciation (depreciation) of investments                (877)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations           324

 Changes from principal transactions:
  Purchase payments                                                     159,544
  Contract distributions and terminations                                   (50)
  Transfer payments from (to) other Accounts                             73,652
                                                                  ______________
  Increase in net assets derived from principal transactions            233,146
                                                                  ______________
  Total increase                                                        233,470
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         233,470

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 190,096
  Net realized gain on investments                                        9,684
  Net unrealized appreciation (depreciation) of investments              79,172
                                                                  ______________
  Net increase in net assets resulting from operations                  278,952

 Changes from principal transactions:
  Purchase payments                                                   2,770,444
  Contract distributions and terminations                               (57,092)
  Transfer payments from (to) other Accounts                          2,444,365
  Transfer payments from (to) Fixed Account and other Funds              48,631
                                                                  ______________
  Increase in net assets derived from principal transactions          5,206,348
                                                                  ______________
  Total increase                                                      5,485,300
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $5,718,770
                                                                  ==============

* Commencement of operations

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                      EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995 (Unaudited)

                                                                    Short-Term
                                                                       Bond
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $129
  Net realized gain (loss) on investments                                     2
  Net unrealized appreciation (depreciation) of investments                (127)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations             4

 Changes from principal transactions:
  Purchase payments                                                      11,675
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                               (100)
                                                                  ______________
  Increase in net assets derived from principal transactions             11,575
                                                                  ______________
  Total increase                                                         11,579
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                          11,579

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                  25,061
  Net realized gain on investments                                       11,985
  Net unrealized appreciation (depreciation) of investments              (9,796)
                                                                  ______________
  Net increase in net assets resulting from operations                   27,250

 Changes from principal transactions:
  Purchase payments                                                     431,525
  Contract distributions and terminations                                (9,551)
  Transfer payments from (to) other Accounts                           (140,954)
  Transfer payments from (to) Fixed Account and other Funds              31,762
                                                                  ______________
  Increase in net assets derived from principal transactions            312,782
                                                                  ______________
  Total increase                                                        340,032
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                        $351,611
                                                                  ==============

* Commencement of operations

See accompanying notes.


                EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                          SEPARATE ACCOUNT A
                          EQUI-SELECT PRODUCT
                    NOTES TO FINANCIAL STATEMENTS
                    December 31, 1995 (Unaudited)


NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A was organized by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Equitable Life Insurance Company of Iowa Separate Account A are clearly identified and distinguished from the other assets and liabilities of the Company. Equitable Life Insurance Company of Iowa Separate Account A commenced operations on October 7, 1994 with the initial sale of contract units to contract owners. Investments are stated at the closing net asset values per share on December 31, 1995.

Equitable Life Insurance Company of Iowa Separate Account A consists of fourteen investment accounts, ten of which (the Money Market, Mortgage-Backed Securities, International Fixed Income, OTC, Research, Total Return, Advantage, Government Securities, International Stock and Short-Term Bond) are invested in specified portfolios of the Equi-Select Series Trust, an open-end series management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. Activity in these ten investment accounts is available to contract owners of the Equi-Select Variable Annuity product.

The remaining four investment accounts are invested in specified portfolios of the Smith Barney/Travelers Series Fund Inc. These four investment accounts and the Research Account, which invests in the Equi-Select Series Trust, are available to contract owners of the PrimElite Variable Annuity product.

The financial statements included herein present only those investment accounts available to contract owners of the Equi-Select Variable Annuity product. The financial statements of the remaining investment accounts and the Research Account available to contract owners of the PrimElite Variable Annuity product are presented separately.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

NOTE 2 -  EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account. These charges amounted to $348,739 and $42,078, respectively, for the year ended December 31, 1995 ($3,241 and $391, respectively, for the period ended December 31, 1994).

An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. During 1995, annual contract charges amounted to $2,806. No annual contract charges were assessed in 1994.

NOTE 2 - EXPENSES (continued)

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of the purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

NOTE 3 - FEDERAL INCOME TAXES
Operations of the Equitable Life Insurance Company of Iowa Separate Account A form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of Equitable Life Insurance Company of Iowa Separate Account A.

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                             Period From
                                  Year Ended              October 7, 1994 to
                               December 31, 1995          December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Money Market Portfolio      $18,116,828  $12,751,952      $759,639     $415,821
Mortgage-Backed Securities
 Portfolio                    4,186,979       33,921        29,782        1,060
International Fixed
 Income Portfolio             3,461,113      111,334        52,990        1,785
OTC Portfolio                 8,736,489      410,391       654,619        1,662
Research Portfolio           14,168,762      230,594       687,042           69
Total Return Portfolio       14,267,685      137,651       325,895        1,348
Advantage Portfolio           3,718,744      592,976       535,350       76,801
Government Securities
 Portfolio                    1,537,791    1,005,281        14,453          108
International Stock
 Portfolio                    5,388,124      218,038       234,384        1,382
Short-Term Bond Portfolio       683,300      374,720        11,675          104
















NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                                              Period From
                                 Year Ended                October 7, 1994 to
                               December 31, 1995            December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Money Market Account          2,969,444    2,454,999       101,861       67,539
Mortgage-Backed Securities
 Account                        380,372        3,227         2,896           10
International Fixed
 Income Account                 309,796        3,205         5,135           37
OTC Account                     705,565        9,749        63,781           --
Research Account              1,196,506        9,931        69,182            5
Total Return Account          1,315,204       35,745        33,106           --
Advantage Account               359,214       59,955        53,240        7,724
Government Securities
 Account                        224,515      169,685         1,438           10
International Stock
 Account                        535,682       17,774        23,667            5
Short-Term Bond Account          65,845       34,954         1,151           10


































NOTE 6 - NET ASSETS

Net assets at December 31, 1995 consisted of the following:

                                          Mortgage-   International
                              Money        Backed        Fixed
                              Market     Securities      Income         OTC
                             Account       Account      Account       Account
                           ____________ _____________ ____________ _____________
Unit transactions           $5,708,819    $4,200,698   $3,415,456    $9,076,800
Accumulated net
 investment income              23,402       217,066      150,213       932,357
Net unrealized appreciation
 (depreciation) of
 investments                        --       (78,244)      33,898        27,540
                           ____________ _____________ ____________ _____________
                            $5,732,221    $4,339,520   $3,599,567   $10,036,697
                           ============ ============= ============ =============

                                            Total
                             Research      Return      Advantage
                             Account       Account      Account
                           ____________ _____________ ____________
Unit transactions          $14,724,226   $14,542,050   $3,620,601
Accumulated net
 investment income             194,829       248,019      223,969
Net unrealized appreciation
 (depreciation) of
 investments                 1,527,893     1,031,773     (100,333)
                           ____________ _____________ ____________
                           $16,446,948   $15,821,842   $3,744,237
                           ============ ============= ============

                            Government  International  Short-Term
                            Securities      Stock         Bond
                             Account       Account      Account
                           ____________ _____________ ____________
Unit transactions             $636,052    $5,450,703     $343,325
Accumulated net
 investment income              45,802       189,772       18,209
Net unrealized appreciation
 (depreciation) of
 investments                   (20,520)       78,295       (9,923)
                           ____________ _____________ ____________
                              $661,334    $5,718,770     $351,611
                           ============ ============= ============





            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                 December 31, 1995 (Unaudited)

                                                                    Research
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:

  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)      $16,172,693

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ____________
     TOTAL INVESTMENTS                                             16,172,693

 Accrued investment income                                            274,255
                                                                  ____________
     TOTAL NET ASSETS                                             $16,446,948
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,255,752
  Unit Value                                                            13.10
                                                                  ____________
  Net Assets                                                      $16,446,948
                                                                  ============

See accompanying notes.












            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                 December 31, 1995 (Unaudited)

                                                                  International
                                                                      Equity
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:

  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)            $1,785,234

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ______________
     TOTAL INVESTMENTS                                                1,785,234

 Accrued investment income                                                   --
                                                                  ______________
     TOTAL NET ASSETS                                                $1,785,234
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 154,388
  Unit Value                                                              11.56
                                                                  ______________
  Net Assets                                                         $1,785,234
                                                                  ==============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                 December 31, 1995 (Unaudited)

                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:

  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)            $3,554,954

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ______________
     TOTAL INVESTMENTS                                                3,554,954

 Accrued investment income                                                   --
                                                                  ______________
     TOTAL NET ASSETS                                                $3,554,954
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 295,134
  Unit Value                                                              12.05
                                                                  ______________
  Net Assets                                                         $3,554,954
                                                                  ==============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                 December 31, 1995 (Unaudited)

                                                                       High
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:

  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)                 $790,940

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ______________
     TOTAL INVESTMENTS                                                  790,940

 Accrued investment income                                                   --
                                                                  ______________
     TOTAL NET ASSETS                                                  $790,940
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                  72,283
  Unit Value                                                              10.94
                                                                  ______________
  Net Assets                                                           $790,940
                                                                  ==============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                 December 31, 1995 (Unaudited)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:

  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)           $1,277,892
                                                                  ______________
     TOTAL INVESTMENTS                                                1,277,892

 Accrued investment income                                                1,633
                                                                  ______________
     TOTAL NET ASSETS                                                $1,279,525
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 125,048
  Unit Value                                                              10.23
                                                                  ______________
  Net Assets                                                         $1,279,525
                                                                  ==============

See accompanying notes.










                     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
                               PRIMELITE PRODUCT
         For the period January 1, 1995 or Commencement of Operations*
                     through December 31, 1995 (Unaudited)

                                                International       Income
                                   Research         Equity        and Growth
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                           $39,906          $2,011         $46,777
  Capital gains distributions         234,349              --          12,711

 Expenses (Note 2):
  Annual contract charges               ($558)             --              --
  Administrative charges               (8,999)           (620)         (1,381)
  Mortality and expense
   risk charges                       (74,579)         (5,135)        (11,442)
                                ______________  ______________  ______________
  Net investment income (loss)        190,119          (3,744)         46,665

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                          19,662              (4)            106
 Net unrealized appreciation
  (depreciation) of
  investments                       1,548,017          31,560         188,418
                                ______________  ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS          $1,757,798         $27,812        $235,189
                                ==============  ==============  ==============

*Commencement of operations - see Note 1

See accompanying notes.
















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF OPERATIONS
                       PRIMELITE PRODUCT
For the period January 1, 1995 or Commencement of Operations*
            through December 31, 1995 (Unaudited)

                                     High           Money
                                    Income          Market
                                   Account         Account
                                ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                           $33,656         $12,980
  Capital gains distribution               --              --

 Expenses (Note 2):
  Annual contract charges                  --              --
  Administrative charges                 (298)           (364)
  Mortality and expense
   risk charges                        (2,475)         (3,016)
                                ______________  ______________
  Net investment income (loss)         30,883           9,600

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                              20              --
 Net unrealized appreciation
  (depreciation) of
  investments                             (71)             --
                                ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS             $30,832          $9,600
                                ==============  ==============

*Commencement of operations - see Note 1

See accompanying notes.
















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
               STATEMENT OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
             through December 31, 1995 (Unaudited)

                                                                     Research
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $4,874
  Net realized gain (loss) on investments                                    (3)
  Net unrealized appreciation (depreciation) of investments             (20,124)
                                                                  ______________
  Net decrease in net assets resulting from operations                  (15,253)

 Changes from principal transactions:
  Purchase payments                                                     635,302
  Contract distributions and terminations                                   (50)
  Transfer payments from (to) other Accounts                             52,604
                                                                  ______________
  Increase in net assets derived from principal transactions            687,856
                                                                  ______________
  Total increase                                                        672,603
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         672,603

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          190,119
  Net realized gain (loss) on investments                                19,662
  Net unrealized appreciation (depreciation) of investments           1,548,017
                                                                  ______________
  Net increase in net assets resulting from operations                1,757,798

 Changes from principal transactions:
  Purchase payments                                                   8,333,228
  Contract distributions and terminations                               (32,130)
  Transfer payments from (to) other Accounts                            588,563
  Transfer payments from (to) Fixed Account and other Funds           5,126,886
                                                                  ______________
  Increase in net assets derived from principal transactions         14,016,547
                                                                  ______________
  Total increase                                                     15,774,345
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                     $16,446,948
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
               STATEMENT OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
             through December 31, 1995 (Unaudited)

                                                                  International
                                                                      Equity
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                               --
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net decrease in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                                 --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($3,744)
  Net realized gain (loss) on investments                                    (4)
  Net unrealized appreciation (depreciation) of investments              31,560
                                                                  ______________
  Net increase in net assets resulting from operations                   27,812

 Changes from principal transactions:
  Purchase payments                                                   1,444,691
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                            300,075
  Transfer payments from (to) Fixed Account and other Funds              12,656
                                                                  ______________
  Increase in net assets derived from principal transactions          1,757,422
                                                                  ______________
  Total increase                                                      1,785,234
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $1,785,234
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
               STATEMENT OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
             through December 31, 1995 (Unaudited)

                                                                      Income
                                                                    and Growth
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                               --
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net decrease in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                                 --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $46,665
  Net realized gain (loss) on investments                                   106
  Net unrealized appreciation (depreciation) of investments             188,418
                                                                  ______________
  Net increase in net assets resulting from operations                  235,189

 Changes from principal transactions:
  Purchase payments                                                   2,609,690
  Contract distributions and terminations                                   (77)
  Transfer payments from (to) other Accounts                            697,496
  Transfer payments from (to) Fixed Account and other Funds              12,656
                                                                  ______________
  Increase in net assets derived from principal transactions          3,319,765
                                                                  ______________
  Total increase                                                      3,554,954
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $3,554,954
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
               STATEMENT OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
             through December 31, 1995 (Unaudited)

                                                                       High
                                                                      Income
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                               --
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net decrease in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                                 --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $30,883
  Net realized gain (loss) on investments                                    20
  Net unrealized appreciation (depreciation) of investments                 (71)
                                                                  ______________
  Net increase in net assets resulting from operations                   30,832

 Changes from principal transactions:
  Purchase payments                                                     672,913
  Contract distributions and terminations                                (1,611)
  Transfer payments from (to) other Accounts                             76,650
  Transfer payments from (to) Fixed Account and other Funds              12,156
                                                                  ______________
  Increase in net assets derived from principal transactions            760,108
                                                                  ______________
  Total increase                                                        790,940
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                        $790,940
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
               STATEMENT OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
             through December 31, 1995 (Unaudited)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                               --
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net in net assets resulting from operations                                --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                                 --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $9,600
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                    9,600

 Changes from principal transactions:
  Purchase payments                                                   3,007,403
  Contract distributions and terminations                               (13,913)
  Transfer payments from (to) other Accounts                         (1,662,784)
  Transfer payments from (to) Fixed Account and other Funds             (60,781)
                                                                  ______________
  Increase in net assets derived from principal transactions          1,269,925
                                                                  ______________
  Total increase                                                      1,279,525
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $1,279,525
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.

         EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                  SEPARATE ACCOUNT A
                  PRIMELITE PRODUCT
            NOTES TO FINANCIAL STATEMENTS
            December 31, 1995 (Unaudited)


NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A was organized by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Equitable Life Insurance Company of Iowa Separate Account A are clearly identified and distinguished from the other assets and liabilities of the Company. Commencement of operations is defined as the date of initial sale of contract units to contract owners. The Equitable Life Insurance Company of Iowa Separate Account A investment accounts commenced operations on October 7, 1994 for the Research Account, March 27, 1995 for the International Equity Account, April 5, 1995 for the Income and Growth Account, April 28, 1995 for the High Income Account, and May 24, 1995 for the Money Market Account. Investments are stated at the closing net asset values per share on December 31, 1995.

Equitable Life Insurance Company of Iowa Separate Account A consists of fourteen investment accounts, four of which (International Equity, Income and Growth, High Income, and Money Market), as directed by eligible contract owners, are invested in specified portfolios of the Smith Barney/Travelers Series Fund Inc., an open-end management investment company under the Investment Company Act of 1940, which commenced operations on June 16, 1994. Activity in these four investment accounts, as well as the Research Account, which invests in the Equi-Select Series Trust, is available to contract owners of the PrimElite Variable Annuity Product.

The remaining ten investment accounts (including the Research Account) are invested in specified portfolios of the Equi-Select Series Trust, which commenced operations on October 4, 1994. These ten investment accounts are available to contract owners of the Equi-Select Variable Annuity product.

The financial statements included herein present only those investment accounts available to contract owners of the PrimElite Variable Annuity product. The financial statements of the remaining investment accounts available to contract owners of the Equi-Select Variable Annuity product are presented separately.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

NOTE 2 -  EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account. These charges amounted to $96,647 and $11,662, respectively, during 1995 ($980 and $118, respectively in 1994).

NOTE 2 - EXPENSES (continued)
An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. During 1995, annual contract charges amounted to $558. No annual contract charges were assessed in 1994.

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of the purchase payment and reduces by 1% at each subsequent purchase payment anniversary.


NOTE 3 - FEDERAL INCOME TAXES
Operations of the Equitable Life Insurance Company of Iowa Separate Account A form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of Equitable Life Insurance Company of Iowa Separate Account A.


NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                 Period From
                               January 1, 1995 or
                               Commencement of              Period From
                                  Operations             October 7, 1994 to
                              to December 31, 1995       December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Research Portfolio          $14,168,762     $230,594      $687,042          $69
International Equity
   Portfolio                  1,754,791        1,113            --           --
Income and Growth Portfolio   3,373,110        6,680            --           --
High Income Portfolio           792,963        1,972            --           --
Money Market Portfolio        2,614,578    1,336,686            --           --











NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                  Period From
                               January 1, 1995 or
                                Commencement of              Period From
                                  Operations             October 7, 1994 to
                              to December 31, 1995        December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Research Account              1,196,506        9,931        69,182            5
International Equity Account    154,388           --            --           --
Income and Growth Account       295,140            6            --           --
High Income Account              72,433          150            --           --
Money Market Account            295,977      170,929            --           --

NOTE 6 - NET ASSETS

Net assets at December 31, 1995 consisted of the following:

                                          International      Income
                              Research        Equity       and Growth
                              Account        Account        Account
                           ______________ ______________ ______________
Unit transactions            $14,724,226     $1,757,418     $3,319,871
Accumulated net
 investment income (loss)        194,829         (3,744)        46,665
Net unrealized appreciation
 (depreciation) of
 investments                   1,527,893         31,560        188,418
                           ______________ ______________ ______________
                             $16,446,948     $1,785,234     $3,554,954
                           ============== ============== ==============

                                High          Money
                               Income         Market
                              Account        Account
                           ______________ ______________
Unit transactions               $760,190     $1,275,454
Accumulated net
 investment income (loss)         30,821          4,071
Net unrealized appreciation
 (depreciation) of
 investments                         (71)            --
                           ______________ ______________
                                $790,940     $1,279,525
                           ============== ==============



                 Report of Independent Auditors




The Board of Directors
Equitable Life Insurance Company of Iowa


We have audited the accompanying statement of assets and liability of Equitable Life Insurance Company of Iowa Separate Account A (comprising, respectively, the Money Market, Mortgage-Backed Securities, International Fixed Income, OTC, Research, Total Return, Advantage, Government Securities, International Stock and Short-Term Bond Accounts) as of December 31, 1994, and the related statements of operations and changes in net assets for the period from October 7, 1994 (commencement of operations) to December 31, 1994. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective accounts constituting the Equitable Life Insurance Company of Iowa Separate Account A at December 31, 1994, and the results of their operations and the changes in their net assets for the period from October 7, 1994 to December 31, 1994 in conformity with generally accepted accounting principles.




                         /s/ Ernst & Young LLP





Des Moines, Iowa
February 7, 1995








            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
               STATEMENT OF ASSETS AND LIABILITY
                       December 31, 1994

                                                                    Combined
                                                                 ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)               $343,818
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)                    28,396
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)                   50,916
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)                660,118
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)                 666,846
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)                 322,069
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)                 454,655
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)                   14,262
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)                 232,051
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)                   11,446
                                                                  ____________
     TOTAL INVESTMENTS (cost - $2,805,684)                          2,784,577
 Accrued investment income                                             18,033
                                                                  ____________
     TOTAL ASSETS                                                   2,802,610

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                      858
                                                                  ____________
     NET ASSETS                                                    $2,801,752
                                                                  ============

See accompanying notes.
















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF ASSETS AND LIABILITY
                        December 31, 1994

                                                                     Money
                                                                     Market
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)               $343,818
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)
                                                                  ____________
     TOTAL INVESTMENTS (cost - $2,805,684)                            343,818
 Accrued investment income                                              1,812
                                                                  ____________
     TOTAL ASSETS                                                     345,630

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                      131
                                                                  ____________
     NET ASSETS                                                      $345,499
                                                                  ============
NET ASSETS REPRESENTED BY:
  Units                                                                34,322
  Unit Value                                                            10.07
                                                                  ____________
  Net Assets                                                         $345,499
                                                                  ============

See accompanying notes.








            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF ASSETS AND LIABILITY
                        December 31, 1994

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)                     $28,396
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)
                                                                  ______________
     TOTAL INVESTMENTS (cost - $2,805,684)                               28,396
 Accrued investment income                                                  436
                                                                  ______________
     TOTAL ASSETS                                                        28,832

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                         10
                                                                  ______________
     NET ASSETS                                                         $28,822
                                                                  ==============
NET ASSETS REPRESENTED BY:
  Units                                                                   2,886
  Unit Value                                                               9.99
                                                                  ______________
  Net Assets                                                            $28,822
                                                                  ==============

See accompanying notes.







             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITY
                        December 31, 1994

                                                                  International
                                                                   Fixed Income
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)                    $50,916
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)
                                                                  ______________
     TOTAL INVESTMENTS (cost - $2,805,684)                               50,916
 Accrued investment income                                                  389
                                                                  ______________
     TOTAL ASSETS                                                        51,305

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                         17
                                                                  ______________
     NET ASSETS                                                         $51,288
                                                                  ==============
NET ASSETS REPRESENTED BY:
  Units                                                                   5,098
  Unit Value                                                              10.06
                                                                  ______________
  Net Assets                                                            $51,288
                                                                  ==============

See accompanying notes.








             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF ASSETS AND LIABILITY
                       December 31, 1994

                                                                       OTC
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)                 $660,118
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)
                                                                  ______________
     TOTAL INVESTMENTS (cost - $2,805,684)                              660,118
 Accrued investment income                                                  198
                                                                  ______________
     TOTAL ASSETS                                                       660,316

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                        210
                                                                  ______________
     NET ASSETS                                                        $660,106
                                                                  ==============
NET ASSETS REPRESENTED BY:
  Units                                                                  63,781
  Unit Value                                                              10.35
                                                                  ______________
  Net Assets                                                           $660,106
                                                                  ==============

See accompanying notes.









             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF ASSETS AND LIABILITY
                       December 31, 1994

                                                                     Research
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)                  $666,846
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)
                                                                  ______________
     TOTAL INVESTMENTS (cost - $2,805,684)                              666,846
 Accrued investment income                                                5,972
                                                                  ______________
     TOTAL ASSETS                                                       672,818

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                        215
                                                                  ______________
     NET ASSETS                                                        $672,603
                                                                  ==============
NET ASSETS REPRESENTED BY:
  Units                                                                  69,177
  Unit Value                                                               9.72
                                                                  ______________
  Net Assets                                                           $672,603
                                                                  ==============

See accompanying notes.









             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF ASSETS AND LIABILITY
                       December 31, 1994

                                                                      Total
                                                                      Return
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)                  $322,069
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)
                                                                  ______________
     TOTAL INVESTMENTS (cost - $2,805,684)                              322,069
 Accrued investment income                                                2,955
                                                                  ______________
     TOTAL ASSETS                                                       325,024

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                         99
                                                                  ______________
     NET ASSETS                                                        $324,925
                                                                  ==============
NET ASSETS REPRESENTED BY:
  Units                                                                  33,106
  Unit Value                                                               9.81
                                                                  ______________
  Net Assets                                                           $324,925
                                                                  ==============

See accompanying notes.








             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF ASSETS AND LIABILITY
                       December 31, 1994

                                                                    Advantage
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)                  $454,655
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)
                                                                  ______________
     TOTAL INVESTMENTS (cost - $2,805,684)                              454,655
 Accrued investment income                                                4,468
                                                                  ______________
     TOTAL ASSETS                                                       459,123

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                         99
                                                                  ______________
     NET ASSETS                                                        $459,024
                                                                  ==============
NET ASSETS REPRESENTED BY:
  Units                                                                  45,516
  Unit Value                                                              10.08
                                                                  ______________
  Net Assets                                                           $459,024
                                                                  ==============

See accompanying notes.









             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF ASSETS AND LIABILITY
                       December 31, 1994

                                                                    Government
                                                                    Securities
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)                    $14,262
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)
                                                                  ______________
     TOTAL INVESTMENTS (cost - $2,805,684)                               14,262
 Accrued investment income                                                  178
                                                                  ______________
     TOTAL ASSETS                                                        14,440

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                          4
                                                                  ______________
     NET ASSETS                                                         $14,436
                                                                  ==============
NET ASSETS REPRESENTED BY:
  Units                                                                   1,428
  Unit Value                                                              10.11
                                                                  ______________
  Net Assets                                                            $14,436
                                                                  ==============

See accompanying notes.








             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF ASSETS AND LIABILITY
                        December 31, 1994

                                                                 International
                                                                      Stock
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)                  $232,051
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)
                                                                  ______________
     TOTAL INVESTMENTS (cost - $2,805,684)                              232,051
 Accrued investment income                                                1,488
                                                                  ______________
     TOTAL ASSETS                                                       233,539

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                         69
                                                                  ______________
     NET ASSETS                                                        $233,470
                                                                  ==============
NET ASSETS REPRESENTED BY:
  Units                                                                  23,662
  Unit Value                                                               9.87
                                                                  ______________
  Net Assets                                                           $233,470
                                                                  ==============

See accompanying notes.








             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF ASSETS AND LIABILITY
                       December 31, 1994

                                                                   Short-Term
                                                                       Bond
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   343,818 shares at $1.00 per share (cost - $343,818)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   2,869 shares at $9.90 per share (cost - $28,725)
  Equi-Select Series Trust International Fixed Income Portfolio,
   5,079 shares at $10.02 per share (cost - $51,208)
  Equi-Select Series Trust OTC Portfolio,
   63,745 shares at $10.36 per share (cost - $652,891)
  Equi-Select Series Trust Research Portfolio,
   69,528 shares at $9.59 per share (cost - $686,970)
  Equi-Select Series Trust Total Return Portfolio,
   32,989 shares at $9.76 per share (cost - $324,510)
  Equi-Select Series Trust Advantage Portfolio,
   45,549 shares at $9.98 per share (cost - $458,715)
  Equi-Select Series Trust Government Securities Portfolio,
   1,423 shares at $10.02 per share (cost - $14,346)
  Equi-Select Series Trust International Stock Portfolio,
   23,823 shares at $9.74 per share (cost - $232,928)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   1,140 shares at $10.04 per share (cost - $11,573)                    $11,446
                                                                  ______________
     TOTAL INVESTMENTS (cost - $2,805,684)                               11,446
 Accrued investment income                                                  137
                                                                  ______________
     TOTAL ASSETS                                                        11,583

LIABILITY
 Payable to Equitable Life Insurance Company of Iowa                          4
                                                                  ______________
     NET ASSETS                                                         $11,579
                                                                  ==============
NET ASSETS REPRESENTED BY:
  Units                                                                   1,141
  Unit Value                                                              10.15
                                                                  ______________
  Net Assets                                                            $11,579
                                                                  ==============

See accompanying notes.








                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENT OF OPERATIONS
         For the period October 7, 1994* through December 31, 1994

                                                                  Mortgage-
                                                    Money           Backed
                                                    Market        Securities
                                   Combined        Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                           $18,336          $2,116            $436
  Capital gains distributions               1              --              --

 Expenses (Note 2):
  Administrative charges                 (391)            (66)             (2)
  Mortality and expense
   risk charges                        (3,241)           (546)            (20)
                                ______________  ______________  ______________
  Net investment income                14,705           1,504             414

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                              (5)             --               3
 Net unrealized appreciation
  (depreciation) of
  investments                         (21,107)             --            (329)
                                ______________  ______________  ______________
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS      ($6,407)         $1,504             $88
                                ==============  ==============  ==============

*Commencement of operations

See accompanying notes.




















                 EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                           SEPARATE ACCOUNT A
                        STATEMENT OF OPERATIONS
      For the period October 7, 1994* through December 31, 1994

                                International
                                    Fixed
                                    Income           OTC           Research
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                              $389            $198          $5,972
  Capital gains distribution               --              --              --

 Expenses (Note 2):
  Administrative charges                   (5)           (119)           (118)
  Mortality and expense
   risk charges                           (42)           (987)           (980)
                                ______________  ______________  ______________
  Net investment income (loss)            342            (908)          4,874

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                               3             (66)             (3)
 Net unrealized appreciation
  (depreciation) of
  investments                            (292)          7,227         (20,124)
                                ______________  ______________  ______________
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS          $53          $6,253        ($15,253)
                                ==============  ==============  ==============

*Commencement of operations

See accompanying notes.




















                     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENT OF OPERATIONS
          For the period October 7, 1994* through December 31, 1994

                                    Total                         Government
                                    Return        Advantage       Securities
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                            $2,955          $4,468            $178
  Capital gains distribution               --              --              --

 Expenses (Note 2):
  Administrative charges                  (32)            (24)             (1)
  Mortality and expense
   risk charges                          (266)           (192)            (11)
                                ______________  ______________  ______________
  Net investment income (loss)          2,657           4,252             166

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                             (37)            166               1
 Net unrealized appreciation
  (depreciation) of
  investments                          (2,441)         (4,060)            (84)
                                ______________  ______________  ______________
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS         $179            $358             $83
                                ==============  ==============  ==============

*Commencement of operations

See accompanying notes.




















         EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                  SEPARATE ACCOUNT A
              STATEMENT OF OPERATIONS
  For the period October 7, 1994* through December 31, 1994

                                International     Short-Term
                                    Stock            Bond
                                   Account         Account
                                ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                            $1,488            $136
  Capital gains distributions              --               1

 Expenses (Note 2):
  Administrative charges                  (23)             (1)
  Mortality and expense
   risk charges                          (190)             (7)
                                ______________  ______________
  Net investment income (loss)          1,275             129

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                             (74)              2
 Net unrealized appreciation
  (depreciation) of
  investments                            (877)           (127)
                                ______________  ______________
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS         $324              $4
                                ==============  ==============

*Commencement of operations

See accompanying notes.




















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
   For the period October 7, 1994* through December 31, 1994

                                                                     Combined
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $14,705
  Net realized gain (loss) on investments                                    (5)
  Net unrealized appreciation (depreciation) of investments             (21,107)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations        (6,407)

 Changes from principal transactions:
  Purchase payments                                                   2,808,259
  Contract distributions and terminations                                  (100)
  Transfer payments from (to) other Accounts                                 --
                                                                  ______________
  Increase in net assets derived from principal transactions          2,808,159
                                                                  ______________
  Total increase                                                      2,801,752
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                      $2,801,752
                                                                  ==============

*Commencement of operations

See accompanying notes.
























            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
   For the period October 7, 1994* through December 31, 1994

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $1,504
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations         1,504

 Changes from principal transactions:
  Purchase payments                                                     947,439
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                           (603,444)
                                                                  ______________
  Increase in net assets derived from principal transactions            343,995
                                                                  ______________
  Total increase                                                        345,499
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $345,499
                                                                  ==============

*Commencement of operations

See accompanying notes.























            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
   For the period October 7, 1994* through December 31, 1994

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $414
  Net realized gain (loss) on investments                                     3
  Net unrealized appreciation (depreciation) of investments                (329)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations            88

 Changes from principal transactions:
  Purchase payments                                                       8,983
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                             19,751
                                                                  ______________
  Increase in net assets derived from principal transactions             28,734
                                                                  ______________
  Total increase                                                         28,822
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         $28,822
                                                                  ==============

*Commencement of operations

See accompanying notes.






















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
   For the period October 7, 1994* through December 31, 1994

                                                                  International
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $342
  Net realized gain (loss) on investments                                     3
  Net unrealized appreciation (depreciation) of investments                (292)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations            53

 Changes from principal transactions:
  Purchase payments                                                      21,572
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                             29,663
                                                                  ______________
  Increase in net assets derived from principal transactions             51,235
                                                                  ______________
  Total increase                                                         51,288
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         $51,288
                                                                  ==============

*Commencement of operations

See accompanying notes.






















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
    For the period October 7, 1994* through December 31, 1994

                                                                       OTC
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($908)
  Net realized gain (loss) on investments                                   (66)
  Net unrealized appreciation (depreciation) of investments               7,227
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations         6,253

 Changes from principal transactions:
  Purchase payments                                                     585,144
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                             68,709
                                                                  ______________
  Increase in net assets derived from principal transactions            653,853
                                                                  ______________
  Total increase                                                        660,106
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $660,106
                                                                  ==============

*Commencement of operations

See accompanying notes.
























            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
   For the period October 7, 1994* through December 31, 1994

                                                                     Research
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $4,874
  Net realized gain (loss) on investments                                    (3)
  Net unrealized appreciation (depreciation) of investments             (20,124)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations       (15,253)

 Changes from principal transactions:
  Purchase payments                                                     635,302
  Contract distributions and terminations                                   (50)
  Transfer payments from (to) other Accounts                             52,604
                                                                  ______________
  Increase in net assets derived from principal transactions            687,856
                                                                  ______________
  Total increase                                                        672,603
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $672,603
                                                                  ==============

*Commencement of operations

See accompanying notes.
























            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
   For the period October 7, 1994* through December 31, 1994

                                                                      Total
                                                                      Return
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $2,657
  Net realized gain (loss) on investments                                   (37)
  Net unrealized appreciation (depreciation) of investments              (2,441)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations           179

 Changes from principal transactions:
  Purchase payments                                                     198,999
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                            125,747
                                                                  ______________
  Increase in net assets derived from principal transactions            324,746
                                                                  ______________
  Total increase                                                        324,925
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $324,925
                                                                  ==============

*Commencement of operations

See accompanying notes.























            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
    For the period October 7, 1994* through December 31, 1994

                                                                    Advantage
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $4,252
  Net realized gain (loss) on investments                                   166
  Net unrealized appreciation (depreciation) of investments              (4,060)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations           358

 Changes from principal transactions:
  Purchase payments                                                     225,148
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                            233,518
                                                                  ______________
  Increase in net assets derived from principal transactions            458,666
                                                                  ______________
  Total increase                                                        459,024
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $459,024
                                                                  ==============

*Commencement of operations

See accompanying notes.
























            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
    For the period October 7, 1994* through December 31, 1994

                                                                    Government
                                                                    Securities
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $166
  Net realized gain (loss) on investments                                     1
  Net unrealized appreciation (depreciation) of investments                 (84)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations            83

 Changes from principal transactions:
  Purchase payments                                                      14,453
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                               (100)
                                                                  ______________
  Increase in net assets derived from principal transactions             14,353
                                                                  ______________
  Total increase                                                         14,436
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         $14,436
                                                                  ==============

*Commencement of operations

See accompanying notes.























            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
    For the period October 7, 1994* through December 31, 1994

                                                                  International
                                                                      Stock
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $1,275
  Net realized gain (loss) on investments                                   (74)
  Net unrealized appreciation (depreciation) of investments                (877)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations           324

 Changes from principal transactions:
  Purchase payments                                                     159,544
  Contract distributions and terminations                                   (50)
  Transfer payments from (to) other Accounts                             73,652
                                                                  ______________
  Increase in net assets derived from principal transactions            233,146
                                                                  ______________
  Total increase                                                        233,470
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $233,470
                                                                  ==============

*Commencement of operations

See accompanying notes.























            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENT OF CHANGES IN NET ASSETS
   For the period October 7, 1994* through December 31, 1994

                                                                    Short-Term
                                                                       Bond
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $129
  Net realized gain (loss) on investments                                     2
  Net unrealized appreciation (depreciation) of investments                (127)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations             4

 Changes from principal transactions:
  Purchase payments                                                      11,675
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                               (100)
                                                                  ______________
  Increase in net assets derived from principal transactions             11,575
                                                                  ______________
  Total increase                                                         11,579
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         $11,579
                                                                  ==============

*Commencement of operations

See accompanying notes.























         EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                   SEPARATE ACCOUNT A
             NOTES TO FINANCIAL STATEMENTS
                   December 31, 1994



NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A was organized by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Equitable Life Insurance Company of Iowa Separate Account A are clearly identified and distinguished from the other assets and liabilities of the Company. The Equitable Life Insurance Company of Iowa Separate Account A invests solely in specified portfolios of the Equi-Select Series Trust, an open-end series management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. Investments are stated at the closing net asset values per share on December 31, 1994.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.


NOTE 2 -  EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account.
These charges amounted to $3,241 and $391 in 1994.

An annual contract administration charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of the purchase payment and reduces by 1% at each subsequent purchase payment anniversary. No withdrawal charges were assessed in 1994.

NOTE 3 - FEDERAL INCOME TAXES
Operations of the Equitable Life Insurance Company of Iowa Separate Account A will form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of Equitable Life Insurance Company of Iowa Separate Account A.







NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                  Period From
                              October 7, 1994* to
                               December 31, 1994
                            _________________________
                             Purchases      Sales
                            ____________ ____________
Money Market Portfolio         $759,639     $415,821
Mortgage-Backed Securities
 Portfolio                       29,782        1,060
International Fixed
 Income Portfolio                52,990        1,785
OTC Portfolio                   654,619        1,662
Research Portfolio              687,042           69
Total Return Portfolio          325,895        1,348
Advantage Portfolio             535,350       76,801
Government Securities
 Portfolio                       14,453          108
International Stock
 Portfolio                      234,384        1,382
Short-Term Bond Portfolio        11,675          104
                            ____________ ____________
Combined                     $3,305,829     $500,140
                            ============ ============

*Commencement of operations




























NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                  Period From
                              October 7, 1994* to
                               December 31, 1994
                            _________________________
                             Purchases      Sales
                            ____________ ____________
Money Market Account            101,861       67,539
Mortgage-Backed Securities
 Account                          2,896           10
International Fixed
 Income Account                   5,135           37
OTC Account                      63,781           --
Research Account                 69,182            5
Total Return Account             33,106           --
Advantage Account                53,240        7,724
Government Securities
 Account                          1,438           10
International Stock
 Account                         23,667            5
Short-Term Bond Account           1,151           10
                            ____________ ____________
Combined                       $355,457      $75,340
                            ============ ============

*Commencement of operations





























NOTE 6 - NET ASSETS

Net assets at December 31, 1994 consisted of the following:

                                                       Mortgage-  International
                                           Money        Backed        Fixed
                                           Market     Securities      Income
                             Combined     Account       Account      Account
                           ____________ ____________ _____________ ____________
Unit transactions           $2,808,154     $343,995       $28,737      $51,238
Accumulated net
 investment income (loss)       14,705        1,504           414          342
Net unrealized appreciation
 (depreciation) of
 investments                   (21,107)          --          (329)        (292)
                           ____________ ____________ _____________ ____________
                            $2,801,752     $345,499       $28,822      $51,288
                           ============ ============ ============= ============

                                                         Total
                               OTC        Research      Return      Advantage
                             Account      Account       Account      Account
                           ____________ ____________ _____________ ____________
Unit transactions             $653,787     $687,853      $324,709     $458,832
Accumulated net
 investment income (loss)         (908)       4,874         2,657        4,252
Net unrealized appreciation
 (depreciation) of
 investments                     7,227      (20,124)       (2,441)      (4,060)
                           ____________ ____________ _____________ ____________
                              $660,106     $672,603      $324,925     $459,024
                           ============ ============ ============= ============

                            Government  International Short-Term
                            Securities     Stock         Bond
                             Account      Account       Account
                           ____________ ____________ _____________
Unit transactions              $14,354     $233,072       $11,577
Accumulated net
 investment income (loss)          166        1,275           129
Net unrealized appreciation
 (depreciation) of
 investments                       (84)        (877)         (127)
                           ____________ ____________ _____________
                               $14,436     $233,470       $11,579
                           ============ ============ =============

                                    PART C

                                    PART C
                              OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

The following financial statements of the Company are included in Part B hereof:

Unaudited Consolidated Financial Statements:

     1.  Consolidated Balance Sheet - as of December 31, 1995 (unaudited).

     2. Consolidated Statement of Income - for the year ended December 31, 1995 (unaudited).

     3. Consolidated Statement of Changes in Stockholder's Equity - for the year ended December 31, 1995 (unaudited).

     4. Consolidated Statement of Cash Flows - for the year ended December 31, 1995 (unaudited).

Audited Consolidated Financial Statements:

     1.  Report of Independent Auditors

     2.  Consolidated Balance Sheets - as of December 31, 1994 and 1993

     3. Consolidated Statements of Income - for the years ended December 31, 1994, 1993 and 1992.

     4.  Consolidated Statements of Changes in Stockholder's Equity -     for
         the years ended December 31, 1994, 1993 and 1992.

     5. Consolidated Statements of Cash Flows - for the years ended December 31, 1994, 1993 and 1992.

     6.  Notes to Consolidated Financial Statements - December 31, 1994.

Schedules to Consolidated Financial Statements - December 31, 1994:

     Schedule I   - Summary of Investments Other Than Investment in
                    Related Parties
     Schedule III - Supplementary Insurance Information
     Schedule IV  - Reinsurance

All other schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

The following financial statements of the Separate Account are included in Part B hereof:

Unaudited Financial Statements:

     1. Statements of Net Assets - Equi-Select Product - December 31, 1995 - (unaudited).

     2. Statements of Operations - Equi-Select Product - For the year ended December 31, 1995 - (unaudited).

     3. Statements of Changes in Net Assets - Equi-Select Product - For the period from October 7, 1994 through December 31, 1994 (audited) and for the year ended December 31, 1995 - (unaudited).

     4. Notes to Financial Statements - Equi-Select Product - December 31, 1995 - (unaudited).

     5. Statements of Net Assets - PrimElite Product - December 31, 1995 - (unaudited).

     6. Statements of Operations - PrimElite Product - For the period January 1, 1995 or Commencement of Operations through December 31, 1995 - (unaudited).

     7. Statements of Changes in Net Assets - PrimElite Product - For the period from October 7, 1994 through December 31, 1994 (audited) and for the period from January 1, 1995 or Commencement of Operations through December 31, 1995 - (unaudited).

     8.  Notes to Financial Statements - PrimElite Product - December 31, 1995
- (unaudited).

Audited Financial Statements:

     1.  Report of Independent Auditors.

     2.  Statements of Assets and Liability - December 31, 1994.

     3. Statements of Operations - For the period from October 7, 1994 through December 31, 1994.

     4. Statements of Changes in Net Assets - For the period from October 7, 1994 through December 31, 1994.

     5.  Notes to Financial Statements - December 31, 1994.

B.   EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

     2.  Not Applicable.

     3.  Form of Principal Underwriter's Agreement.*

     4.  Individual Flexible Purchase Payment Deferred Variable Annuity
         Contract.*

     5.  Application Form.*

     6.  (i)  Copy of Restated Articles of Incorporation of the Company.
        (ii)  Copy of the Restated Bylaws of the Company.

     7.  Not Applicable.

     8.  Form of Fund Participation Agreement.

     9.  Opinion and Consent of Counsel.

    10.  Consent of Independent Auditors.

    11.  Not Applicable.

    12.  Not Applicable.

    13.  Calculation of Performance Information.**

    14.  Company Organizational Chart.*

    27.  Financial Data Schedule

* Incorporated by reference to Registrant's Form N-4 as filed on May 18, 1994. **Incorporated by reference to Registrant's Post-Effective Amendment No. 2 as filed on April 28, 1995.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Executive Officers and Directors of the Company:

Name and Principal        Position and Offices
 Business Address            with Depositor
------------------------  -----------------------------------------

Frederick S. Hubbell      President, Chairman of the Board, Chief
604 Locust Street         Executive Officer and Director
Des Moines, Iowa  50309

Susan M. Jordan           Vice President and Chief Information
604 Locust Street         Officer and Director
Des Moines, Iowa  50309

Paul E. Larson            Executive Vice President, Chief Financial
604 Locust Street         Officer, Assistant Secretary and Director
Des Moines, Iowa  50309

Doug Lourens              Assistant Vice President, Corporate
604 Locust Street         Actuary and Assistant Secretary
Des Moines, Iowa  50309

Beth B. Neppl             Vice President -
604 Locust Street         Human Resources and Director
Des Moines, Iowa  50309

Dennis D. Hargens         Treasurer
604 Locust Street
Des Moines, Iowa  50309

Paul R. Schlaack          Director
604 Locust Street
Des Moines, Iowa  50309

John A. Merriman          General Counsel, Secretary
604 Locust Street         and Director
Des Moines, Iowa  50309

David A. Terwilliger      Vice President, Controller, Assistant
604 Locust Street         Treasurer and Assistant Secretary
Des Moines, Iowa  50309

Arthur E. Kent            Senior Vice President - Sales and
604 Locust Street         Marketing
Des Moines, Iowa  50309

Lawrence V. Durland, Jr.  Senior Vice President, Assistant
604 Locust Street         Secretary and Director
Des Moines, Iowa  50309

Thomas L. May             Senior Vice President - Sales and
604 Locust Street         Marketing and Director
Des Moines, Iowa 50309



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated by reference to Registrant's Registration Statement (Exhibit 14) as filed on May 18, 1994.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of December 29, 1995, there were 1,428 Qualified Contract Owners and 1,247 Non-Qualified Contract Owners.

ITEM 28.  INDEMNIFICATION

The Restated Articles of Incorporation of the Company (Article VII) provide, in part, that:

Section 1. In the manner and to the fullest extent permitted by the Iowa Business Corporation Act as the same now exists or may hereafter be amended, the Corporation shall indemnify directors, officers, employees and agents and shall pay or reimburse them for reasonable expenses in any proceeding to which said person is or was a party.

Section 2. A director of this Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of any duty of the Director of loyalty to the Corporation or its shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) for any transaction from which the Director derived an improper personal benefit, or (iv) under Section
490.833 of the Iowa Business Corporation Act for assenting to or voting for an unlawful distribution. If Chapter 490 of the Code of Iowa, is subsequently amended to authorize corporate action further eliminating or limiting personal liability of directors, then the liability of a director to the Corporation shall be eliminated or limited to the fullest extent permitted by Chapter 490 of the Code of Iowa, as so amended. Any repeal or modification of the provisions of this Article shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

The Restated Bylaws of the Company (Article VI, Section 2) provide that:

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceedings, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, shall be indemnified to the following extent and under the following circumstances:

     (a) In an action, suit or proceeding other than an action by or in the right of the Corporation, such person shall be indemnified against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     (b) In an action, suit or proceedings by or in the right of the Corporation, notwithstanding any provision precluding liability in the Articles of Incorporation, such person shall nonetheless be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a)  Not Applicable.

(b) Equitable of Iowa Securities Network, Inc. ("Securities Network") is the principal underwriter for the Contracts. The following persons are the officers and directors of Securities Network. The principal business address for each officer and director of Securities Network is 604 Locust Street, Des Moines, Iowa 50309.

Name and Principal        Positions and Offices
 Business Address           with Underwriter
------------------------  -------------------------------------

William L. Lowe           President

Lawrence V. Durland, Jr.  Director

Frederick S. Hubbell      Director

Paul E. Larson            Director

Edward J. Berkson         Vice President

   Thomas L. May          Director

John A. Merriman          Director and Secretary

Paul R. Schlaack          Director

Merlyn P. Schwickerath    Treasurer

Susan M. Jordan           Director

Beth B. Neppl             Director

Richard L. Bailey         Vice President and Compliance Officer



     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

David A. Terwilliger, Vice President and Controller, whose address is 604 Locust Street, Des Moines, Iowa 50309, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Des Moines, and State of Iowa on this 8th day of February, 1996.

                                 EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                 SEPARATE ACCOUNT A
                                 Registrant

                             By:  EQUITABLE LIFE INSURANCE COMPANY OF IOWA


                             By:  /S/ FRED S. HUBBELL
                                  ___________________________________________
                                  Fred S. Hubbell, Chairman of the Board and
                                  Chief Executive Officer


                             By: EQUITABLE LIFE INSURANCE COMPANY OF IOWA Depositor


                             By:  /S/ FRED S. HUBBELL
                                  ___________________________________________
                                  Fred S. Hubbell, Chairman of the Board and
                                  Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                                President, Chairman of the Board
/S/ FRED S. HUBBELL             and Chief Executive Officer         2/8/96
-------------------------                                         --------
Fred S. Hubbell                 and Director                          Date

                                Executive Vice President,
Paul E. Larson*                 Chief Financial Officer,            2/8/96
-------------------------                                         --------
Paul E. Larson                  Assistant Secretary and Director      Date

                                Senior Vice President -
Thomas L. May*                  Administration and Director         2/8/96
-------------------------                                         --------
Thomas L. May                                                         Date


Paul R. Schlaack*               Director                            2/8/96
-------------------------                                         --------
Paul R. Schlaack                                                      Date

                                General Counsel, Secretary
John A. Merriman*               and Director                        2/8/96
-------------------------                                         --------
John A. Merriman                                                      Date

                                Senior Vice President,
Lawrence V. Durland, Jr.*       Assistant Secretary and             2/8/96
-------------------------                                         --------
Lawrence V. Durland, Jr.        Director                              Date

                                Vice President and Chief
Susan M. Jordan*                Information Officer and             2/8/96
-------------------------                                         --------
Susan M. Jordan*                Director                              Date

                               Vice President - Human
Beth B. Neppl*                 Resources and Director               2/8/96
-------------------------                                         --------
Beth B. Neppl                                                         Date





                                 *By:  /S/ FRED S. HUBBELL
                                       ______________________________________
                                       Fred S. Hubbell, Attorney-in-Fact


                          LIMITED POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that I, Thomas L. May, a Director of Equitable Life Insurance Company of Iowa, a corporation duly organized under the laws of the State of Iowa, do hereby appoint, Fred S. Hubbell, Paul E. Larson and David A. Terwilliger, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 18th day of January, 1996.


WITNESS:

/S/ G. THOMAS SULLIVAN                        /S/ THOMAS L. MAY
________________________________              ________________________________
G. Thomas Sullivan                            Thomas L. May



                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 3

                                      TO

                                   FORM N-4

                                     FOR

         EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA



                              INDEX TO EXHIBITS

EXHIBIT                                                                   PAGE

 99.B6(i)      Copy of Restated Articles of Incorporation
                of the Company

 99.B6(ii)     Copy of Restated Bylaws of the Company

 99.B8         Form of Fund Participation Agreement

 99.B9         Opinion and Consent of Counsel

 99.B10        Consent of Independent Auditors

    27         Financial Data Schedule